December 31, 1996

NORTHWESTERN
MUTUAL LIFE -Registered Trademark-

The Quiet Company -Registered Trademark-

Northwestern Mutual Variable Annuity Account B

Individual Variable Annuity Contracts for
Retirement Plans:

- Self-Employed Persons and Their Employees
- Qualified Corporate Retirement Plans

[Photo]



NORTHWESTERN MUTUAL
SERIES FUND, INC.

The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202


ANNUAL REPORT

                                 Contents

CONTRACT OWNER PRIVILEGES

FREE TRANSFERS AMONG PORTFOLIOS

You can change your investment allocation or transfer values among the divisions. Use the NML Express 800 number, or submit the request form found at the end of this report. If a pre-aurthorization form was returned to the Home Office you may also transfer among the portfolios by phone. Same day changes can also be accomplished if a request form is faxed to the Home Office.

CONTRACT OWNERS COMMUNICATIONS

NML Express give you convenient 24-hour access to the latest information about your contract. You receive confirmation statements with each transaction, quarterly summary statements, timely economic and market summaries in the VA PERSPECTIVES, and a VA HISTORICALLY PERFORMANCE brochure at year-end.

AUTOMATIC INVESTMENT PLAN

You can set-up a convenient method of direct investing under our Electronic Funds Transfer (EFT) Plan. Your bank can transmit money safety and quickly from your bank checking or NOW account.

AUTOMATIC DOLLAR COST AVERAGING PLAN

This plan automatically transfers money from the Money Market Portfolio to any of the portfolios on a monthly or quarterly basis. It theoretically works by letting the "law of averages" even out marketplace volatility.

SPECIAL WITHDRAWAL PRIVILEGE

For contracts with a $10,000 balance and money in a surrender category, if any, you can withdraw an amount without incurring a surrender charge. Beginning on the first anniversary, the amount available is the lesser of 10% of the contract accumulation value, or 100% of the contract earnings.

OPTIONAL DISABILITY WAIVER OF PURCHASE PAYMENTS

This optional benefit continues to pay regular purchase payments into the contract should you become totally disabled. (May be subject to underwriting).


           HOW TO GET MORE INFORMATION
           - NML EXPRESS:
                            1-800-519-4665

           Get up-to-date information about your contract at your convenience with your contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.
           - Information on the Internet:
              WWW.NORTHWESTERNMUTUAL.COM
             For information about Northwestern Mutual Life, visit us on our Website.
           - Contact Your Northwestern Mutual Agent. . .if you have any questions about your contract or any of the contract owner privileges.

CONTENTS

Letter to Contract Owners                                                      1

Performance Summary for Separate Accounts                                      2

Economic Overview and Outlook                                                  3

Growth Stock Portfolio                                                         4

Aggressive Growth Stock Portfolio                                              7

International Equity Portfolio                                                10

Growth and Income Stock Portfolio                                             14

Index 500 Stock Portfolio                                                     17

Money Market Portfolio                                                        25

Balanced Portfolio                                                            27

Select Bond Portfolio                                                         39

High Yield Bond Portfolio                                                     43

Accountants' Letter                                                           46

Account B Financial Statements                                                47

Notes to Financial Statements                                                 51

Series Fund Financial Statements                                              53

Accountants' Letter                                                           80

Notes to Financial Statements                                                 81

Board of Directors                                                            89

Letter to Contract Owners
LETTER TO CONTRACT OWNERS

January 31, 1997

This year's annual report represents something of  income produced by your investments, you may want
a departure from our traditional communications.   to adjust your portfolio selection to a more
We hope that our new format will make our report   conservative profile.
on the insurance products you own more
interesting and easier to understand than in       The variable annuities on which we are reporting
prior years. Following this letter, you will find  have an important place in the financial
a brief summary of our views on the economy and    portfolios of many people. We ask you to take a
the stock and bond markets as well as reports on   little time to make sure you understand the
the performance of each of the portfolios offered  products you own, to understand the risks
to contract owners.                                inherent in investing and to appreciate the
                                                   long-term benefits. As you do so, please draw on
For this year, as for the last few years, the      the valuable resources of Northwestern Mutual, as
performance news is very good. We are delighted    represented by your agent. A regular review of
to report excellent returns from most portfolios   your financial circumstances and your personal
for 1996, but we caution you against projecting             goals with your Northwestern Mutual
such returns into the future. These are unique              agent is an excellent way to remain
times, with stock values at unprecedented levels            focused, to determine what changes may
and new records reached and then broken at a                be appropriate from time to time in your
dizzying pace. It is easy to be euphoric when               mix of investments, and to consider
markets are as strong as they have been in recent           additional Northwestern Mutual products
years. There is a temptation to believe that this           that may be appropriate for you.
bull stock market can continue forever. But                 [PHOTO]
experience tells us otherwise. An economic                     As a Variable Annuity contract owner,
slowdown or market slump will occur sometime, but              you have taken responsibility for
for long-term investors there is little value in               your own future, rather than relying
attempting to predict when it will occur. We will              exclusively on Social Security or
continue to invest prudently in accordance with                other government programs. We are
the objectives and policies of the portfolios.                 proud that you have chosen
                                                               Northwestern Mutual as your partner
As you compare the returns of the various                      in planning for your future. We
portfolios, we urge you to take a long-term view               appreciate the confidence you have
and avoid being influenced by short-term market    shown in our organization, and we take very
fluctuations. Do not make the mistake of           seriously our responsibility to provide you with
switching from one portfolio to another based      the highest quality products, backed by prudently
just on performance for one year or even five      managed investment portfolios. We pledge to
years. Instead, we suggest that you consider       continue providing you and other contract owners
adjusting your investments among portfolios as     with innovative products that can meet a variety
your circumstances, needs and goals evolve.        of needs, now and in the future.
If you are a young person with many years until    The Northwestern Mutual Life Insurance Company
you will use the income from your annuity
contract, you will probably want to focus on
long-term growth, with the understanding that      [SIG]
returns may fluctuate significantly from year to
year. If you are nearing retirement or if there    James D. Ericson, President and
are other reasons you will soon want the           Chief Executive Officer

                                      ---

Performance Summary
PERFORMANCE SUMMARY  as of December 31, 1996

Front Load Contract

                              Aggressive                Growth &
Total return       Growth     Growth      International Income      Index 500   Money                 Select     High Yield
at unit value      Stock      Stock       Equity        Stock       Stock       Market     Balanced   Bond       Bond
(as of 12/31/96)   Portfolio  Portfolio   Portfolio     Portfolio   Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
----------------------------------------------------------------------------------------------------------------------------
1 year...........  15.60%     12.54%      15.71%        14.71%      17.36%      0.67%      8.48%      -1.22%     14.52%
5 years..........  -          103.61%     -             -           87.36%      15.02%     54.44%     31.73%     -
  Annualized.....  -          15.28%      -             -           13.38%      2.84%      9.08%      5.67%      -
10 years.........  -          -           -             -           -           58.21%     149.67%    98.20%     -
  Annualized.....  -          -           -             -           -           4.69%      9.58%      7.08%      -
Since
inception........  51.95%#    220.18%*    62.33%+       49.31%#     146.09%*    -          -          -          36.31%#
  Annualized.....  17.01%     21.11%      14.11%        16.24%      15.97%      -          -          -          12.33%

Back Load Contract Without Surrender

                              Aggressive                Growth &
Total return       Growth     Growth      International Income      Index 500   Money                 Select     High Yield
at unit value      Stock      Stock       Equity        Stock       Stock       Market     Balanced   Bond       Bond
(as of 12/31/96)   Portfolio  Portfolio   Portfolio     Portfolio   Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
----------------------------------------------------------------------------------------------------------------------------
1 year...........  19.40%     16.23%      19.50%        18.47%      21.22%      3.97%      12.04%     2.02%      18.27%
5 years..........  -          103.23%     -             -           87.06%      14.84%     54.20%     31.53%     -
  Annualized.....  -          15.24%      -             -           13.34%      2.81%      9.05%      5.63%      -
10 years.........  -          -           -             -           -           51.41%     138.58%    89.50%     -
  Annualized.....  -          -           -             -           -           4.24%      9.08%      6.60%      -
Since
inception........  54.75%#    216.18%*    63.92%+       52.06%#     143.36%*    -          -          -          38.82%#
  Annualized.....  17.82%     20.86%      14.41%        17.04%      15.76%      -          -          -          13.11%

Back Load Contract With Surrender

                              Aggressive                Growth &
Total return       Growth     Growth      International Income      Index 500   Money                 Select     High Yield
at unit value      Stock      Stock       Equity        Stock       Stock       Market     Balanced   Bond       Bond
(as of 12/31/96)   Portfolio  Portfolio   Portfolio     Portfolio   Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
----------------------------------------------------------------------------------------------------------------------------
1 year...........  11.40%     8.23%       11.50%        10.47%      13.22%      -4.03%     4.04%      -5.98%     10.27%
5 years..........  -          99.23%      -             -           83.06%      10.84%     50.20%     27.53%     -
  Annualized.....  -          14.78%      -             -           12.85%      2.08%      8.48%      4.98%      -
10 years.........  -          -           -             -           -           51.41%     138.58%    89.50%     -
  Annualized.....  -          -           -             -           -           4.24%      9.08%      6.60%      -
Since
inception........  48.75%#    214.18%*    58.92%+       46.06%#     141.36%*    -          -          -          32.82%#
  Annualized.....  16.08%     20.73%      13.45%        15.29%      15.60%      -          -          -          11.25%

All total figures are for divisions of NML Variable Annuity Account B and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; figures for the Back Load contract with surrender reflect deductions for a maximum 8% withdrawal charge, declining at a rate of 1% per year. The data reflects an initial contract size of $10,000 for the Front Load (minimum size) and $1,000 for the Back Load. Performance data represents past results and is not a guarantee of future results. Future unit values and investment returns may vary so an investor's units, when redeemed, may be worth more or less than their original value. Performance for other separate accounts will differ.

* Inception date of 12/3/90.

# Inception date of 5/3/94.

+ Inception date of 4/30/93.

Note: "Standard and Poor's 500" and "S&P 500-Registered Trademark-" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Series Fund and its Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in them.

                                      ---

OVERVIEW AND OUTLOOK

--------------------------------------------------------------------------------

THE ECONOMY

The economy -- of the United States and, increasingly, of the entire world -- provides the basic framework for all investments. The continuing strength of the economy, though somewhat surprising when compared with recent business cycle history, has some very solid bases that give reason for optimism about the future. Productivity is rising, exports are growing, and inflation is at the lowest level in 30 years. Among the major secular trends fueling continued economic strength are globalization and the positive impact of technological advances on business productivity.

Surely the business cycle is not dead, but the peaks and troughs familiar in the past seem to have moderated to a rolling recovery, with minor corrections from time to time. The most likely scenario for the immediate future seems to be a comfortable economy, with continued moderation in all major indicators.

     Economic Growth
     and Inflation

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            REAL ECONOMIC GROWTH    INFLATION
 1976                        5.60%       4.90%
 1977                        4.90%       6.70%
 1978                        5.00%       9.00%
 1979                        2.90%      13.30%
 1980                       -3.00%      12.50%
 1981                        2.50%       8.90%
 1982                       -2.10%       3.80%
 1983                        4.00%       3.80%
 1984                        6.80%       3.90%
 1985                        3.70%       3.80%
 1986                        3.00%       1.10%
 1987                        2.90%       4.40%
 1988                        3.80%       4.40%
 1989                        3.40%       4.60%
 1990                        1.30%       6.10%
 1991                       -1.00%       3.10%
 1992                        2.70%       2.90%
 1993                        2.30%       2.70%
 1994                        3.50%       2.70%
 1995                        2.00%       2.50%
 1996                        2.20%       3.30%

      Source: U.S. Department of Commerce. Year-to-year percentage change in Real Gross Domestic Product is used for real economic growth. December-to-December percentage change in the Consumer Price Index -- Urban is used for the inflation rate.

--------------------------------------------------------------------------------

THE EQUITY MARKET

The equity market was surprisingly strong in 1996, almost matching its spectacular gain in 1995. Across market sectors, energy, banks and semiconductors were among the top performing groups in 1996, as they were in the prior year. In general, larger capitalization stocks outperformed the stocks of smaller companies.

The strength in the stock market can be attributed to favorable trends in the economy and interest rates, as well as continued strength in corporate earnings. In addition to these underlying elements, demographics and enthusiasm for equities are fueling continuing inflows of money into stock mutual funds from retirement-oriented vehicles such as 401(k)s. And, given a relatively stable economic environment in the United States, plus increasing strength in many economies abroad, there seems to be little reason to anticipate major changes in stock market trends in the months ahead.

     Annual Total Returns
     from S&P 500 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1976          23.84%
1977          -7.18%
1978           6.56%
1979          18.44%
1980          32.42%
1981          -4.91%
1982          21.41%
1983          22.51%
1984           6.27%
1985          32.16%
1986          18.47%
1987           5.23%
1988          16.81%
1989          31.49%
1990          -3.17%
1991          30.55%
1992           7.67%
1993           9.99%
1994           1.31%
1995          37.43%
1996          23.07%

      Source: @ Computed using data FROM STOCKS, BONDS, BILLS, & INFLATION 1996 YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated work by Roger
      G. Ibbotson and Rex Sinquefield). Used with permission.

--------------------------------------------------------------------------------

THE BOND MARKET

Returns from investments in bonds have two components: the income received over the period the bond is held and capital appreciation. Total returns are often less than the coupon or stated interest rate -- which is the income actually received by a bond holder -- because the prices of bonds fall when interest rates rise. That is what happened during 1996: yields on long-term bonds increased by approximately 75 basis points (three-quarters of a percentage point) during the year, and bond prices fell accordingly.

Overall, 1996 was a disappointing year for bond investors, especially in comparison with the high returns of the prior year.

     Annual Total Returns
     from Long-Term Government Bonds

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1976          16.75%
1977          -0.69%
1978          -1.18%
1979          -1.23%
1980          -3.95%
1981           1.86%
1982          40.36%
1983           0.65%
1984          15.48%
1985          30.97%
1986          24.53%
1987          -2.71%
1988           9.67%
1989          18.11%
1990           6.18%
1991          19.30%
1992           8.05%
1993          18.24%
1994          -7.77%
1995          31.67%
1996          -0.93%

      Source: @ Computed using data FROM STOCKS, BONDS, BILLS, & INFLATION 1996 YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated work by Roger
      G. Ibbotson and Rex Sinquefield). Used with permission.

                                       --

Growth Stock Portfolio
--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                              Net Assets:
Long-term appreciation of        Hold a diversified mix of high quality growth    $170,481,467
capital with moderate risk       stocks of medium and large companies with
                                 above-average potential for earnings growth

GROWTH STOCK PORTFOLIO

The Growth Stock Portfolio is invested in high quality companies of large to medium capitalization with strong financial characteristics and the ability to generate internal growth. A key factor in stock selection is the choice of industries with good earnings potential, based on analysis of economic trends to determine their impact on various sectors of the economy. Stock selection is made through "top down" analysis: first industry and market sector choices made based on the economic environment, and then the most promising companies within each sector are selected as holdings. Diversification across 70 to 90 stocks in a wide range of industry groups reduces the Portfolio's risk profile.

In the current environment of economic strength, moderate inflation and high employment levels, consumer spending is strong; therefore, consumer cyclicals are overweighted. Performance benefited from opportunistic increases in technology holdings during the year, as some stocks retreated from previous highs, and from reduced exposure in utilities and local telephone companies. A market weight was maintained in energy, in recognition of the positive impact of recovering oil prices. Late in the year, as the economy remained strong, additional investments were made in capital goods. As cash flowed into the Portfolio, a moderate cash position was maintained during most of the year in order to maintain liquidity.

      Sector Allocation

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer Cyclicals                    21%
Consumer Staples/Health Care          18%
Basic Materials/Capital Goods         16%
Energy                                 8%
Technology                            14%
Finance                               12%
Other                                 11%

Top 10 Holdings

12/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Company                 % of Net Assets
General Electric Company                          2.00%
International Business Machines Corp.             2.00%
Intel Corporation                                 1.80%
AlliedSignal                                      1.70%
Canadian National Railway                         1.70%
Chase Manhattan Corporation                       1.70%
United HealthCare Corporation                     1.70%
Merck & Co., Inc.                                 1.70%
Boeing Company                                    1.60%
Emerson Electric Co.                              1.60%

     Performance Relative to S&P 500 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         Growth Stock Portfolio              S&P 500 Index
05-94                                     10,000                               10,000
12-94                                     10,155                               10,320
12-95                                     13,285                               14,180
12-96                                     16,063                               17,413
                                                          Average Annual Total Return
                                                  For Periods Ended December 31, 1996
                                                                             One Year   Since Inception
Growth Stock Portfolio                                                         20.91%            19.48%
S&P 500 Index                                                                  22.80%            23.15%

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
    This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Accumulation unit values, which reflect deduction of charges for the separate account, are shown on page 2.

                                      ---

GROWTH STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (88.9%)                     SHARES      (000'S)
--------------------------------------------------------------
AEROSPACE (4.4%)
Boeing Company                             24,200  $    2,574
General Motors Class H                     30,000       1,687
Gulfstream Aerospace                       75,000       1,819
Raytheon Company                           28,000       1,347
                                                   -----------
    TOTAL                                               7,427
                                                   -----------
AIRLINES (2.0%)
*AMR Corporation                           16,000       1,410
*Midwest Express Holdings, Inc.            54,000       1,944
                                                   -----------
    TOTAL                                               3,354
                                                   -----------
AUTO & TRUCKS (2.7%)
Chrysler Corporation                       21,600         713
Ford Motor Company                         48,000       1,530
Harley Davidson, Inc.                      48,200       2,265
                                                   -----------
    TOTAL                                               4,508
                                                   -----------
AUTO RELATED (1.8%)
Borg Warner Automotive                     51,400       1,979
Echlin Inc.                                34,300       1,085
                                                   -----------
    TOTAL                                               3,064
                                                   -----------
BANKS (5.3%)
BankAmerica Corporation                    23,500       2,344
Chase Manhattan Corporation                29,940       2,672
Citicorp                                   18,600       1,916
First Union Corporation                    27,500       2,035
                                                   -----------
    TOTAL                                               8,967
                                                   -----------
BEVERAGES (0.7%)
Pepsico Inc.                               40,000       1,170
                                                   -----------
CHEMICALS (2.1%)
E.I. du Pont de Nemours & Co.              10,150         958
PPG Industries Inc.                        23,900       1,341
Union Carbide Corporation                  30,000       1,226
                                                   -----------
    TOTAL                                               3,525
                                                   -----------
CHEMICALS-SPECIALITY (1.5%)
Avery Dennison Corp.                       44,200       1,563
Ecolab, Inc.                               26,000         978
                                                   -----------
    TOTAL                                               2,541
                                                   -----------
COMPUTER RELATED (4.1%)
*Cisco Systems Incorporated                22,800       1,451
Hewlett-Packard Company                    36,800       1,849
International Business Machines            20,600       3,111
3COM Corporation                            7,100         521
                                                   -----------
    TOTAL                                               6,932
                                                   -----------
COMPUTER SOFTWARE (5.2%)
*DST Systems, Inc.                         54,400       1,707
Electronic Data Systems Corporation        27,300       1,181
First Data Corporation                     41,600       1,518
Fiserv                                     67,100       2,466

                                                     MARKET
                                                      VALUE
COMMON STOCK (88.9%)                     SHARES      (000'S)
--------------------------------------------------------------
COMPUTER SOFTWARE (CONTINUED)
*Microsoft Corporation                     24,200  $    2,000
                                                   -----------
    TOTAL                                               8,872
                                                   -----------
CONTAINERS (0.9%)
Tupperware                                 30,000       1,609
                                                   -----------
DIVERSIFIED (2.3%)
Allied Signal Inc.                         40,200       2,693
Dial Corp.                                 78,000       1,151
                                                   -----------
    TOTAL                                               3,844
                                                   -----------
DRUGS (4.0%)
Eli Lilly & Company                        28,700       2,095
Merck & Co., Inc.                          33,300       2,639
Pfizer Inc.                                25,100       2,080
                                                   -----------
    TOTAL                                               6,814
                                                   -----------
ELECTRICAL EQUIPMENT (4.3%)
Emerson Electric Co.                       25,800       2,496
General Electric Company                   31,900       3,154
W.W. Grainger, Inc.                        20,200       1,621
                                                   -----------
    TOTAL                                               7,271
                                                   -----------
FINANCIAL SERVICES (2.9%)
Associates First Capital Corporation       45,000       1,986
Dean Witter, Discover & Co.                 8,000         530
Franklin Resources                         19,600       1,340
Merrill Lynch & Co.                        14,000       1,141
                                                   -----------
    TOTAL                                               4,997
                                                   -----------
FOOD SERVICE/LODGING (1.7%)
McDonald's Corporation                     34,400       1,557
Promus Hotels                              45,000       1,333
                                                   -----------
    TOTAL                                               2,890
                                                   -----------
FOODS (3.1%)
CPC International Corp.                    21,900       1,697
Campbell Soup Company                      21,000       1,685
General Mills, Inc.                        28,800       1,825
                                                   -----------
    TOTAL                                               5,207
                                                   -----------
HOSPITAL SUPPLIES (1.4%)
Guidant Corp.                               4,600         262
Johnson & Johnson                          43,500       2,164
                                                   -----------
    TOTAL                                               2,426
                                                   -----------
HOUSEHOLD PRODUCTS (2.4%)
First Brands Corporation                   71,200       2,020
Newell Co.                                 64,400       2,029
                                                   -----------
    TOTAL                                               4,049
                                                   -----------
INSURANCE (2.1%)
CIGNA Corporation                          11,300       1,544
Everest Reinsurance Holdings Inc.          68,200       1,961
                                                   -----------
    TOTAL                                               3,505
                                                   -----------

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (88.9%)                     SHARES      (000'S)
--------------------------------------------------------------
LEISURE RELATED (2.0%)
Walt Disney Company                        22,600  $    1,574
Mattel, Inc.                               63,281       1,756
                                                   -----------
    TOTAL                                               3,330
                                                   -----------
MEDICAL SERVICES (2.2%)
Columbia/HCA Healthcare Corp.              26,850       1,094
United Healthcare Corp.                    59,000       2,655
                                                   -----------
    TOTAL                                               3,749
                                                   -----------
MACHINERY (1.1%)
Deere & Company                            39,700       1,613
Ingersoll-Rand Company                      7,400         329
                                                   -----------
    TOTAL                                               1,942
                                                   -----------
METALS & MINING (1.0%)
AK Steel Holding Corporation               41,000       1,625
                                                   -----------
NATURAL GAS (1.2%)
Sonat Inc.                                 39,900       2,055
                                                   -----------
OIL & GAS-DOMESTIC (1.6%)
Ashland, Inc.                               9,100         399
Tosco Corporation                           5,000         396
Unocal Corp.                               48,600       1,974
                                                   -----------
    TOTAL                                               2,769
                                                   -----------
OIL & GAS-INTERNATIONAL (5.5%)
Amoco Company                              28,300       2,278
British Petroleum Co. Ltd.                 16,600       2,347
Exxon Corporation                          13,200       1,294
Mobil Corporation                          15,000       1,834
Texaco Inc.                                17,000       1,668
                                                   -----------
    TOTAL                                               9,421
                                                   -----------
PRINTING & PUBLISHING (2.5%)
McGraw-Hill Companies Inc.                 26,200       1,208
*Scholastic Corp.                          30,300       2,038
Tribune Company                            13,800       1,088
                                                   -----------
    TOTAL                                               4,334
                                                   -----------
RAILROADS (2.3%)
Burlington Northern Santa Fe Co.           15,000       1,296
Canadian National Railway Co.              70,500       2,679
                                                   -----------
    TOTAL                                               3,975
                                                   -----------
RETAIL-FOOD (0.8%)
Albertson's, Inc.                          36,700       1,307
                                                   -----------
RETAIL-GENERAL (5.1%)
*Federated Department Stores, Inc.         39,500       1,348
Home Depot, Inc.                           27,200       1,363
*Kohls Department Stores                   49,500       1,943
J.C. Penney Company, Inc.                  13,100         639
OfficeMax, Inc.                            60,400         642
Walgreen Company                           47,300       1,892
Wal-Mart Stores, Inc.                      42,400         970
                                                   -----------
    TOTAL                                               8,797
                                                   -----------
                                                     MARKET
                                                      VALUE
COMMON STOCK (88.9%)                     SHARES      (000'S)
--------------------------------------------------------------
SEMICONDUCTORS (2.7%)
Atmel Corp.                                52,100  $    1,726
Intel Corp.                                22,300       2,920
                                                   -----------
    TOTAL                                               4,646
                                                   -----------
SOAPS & TOILETRIES (2.3%)
Gillette Company                           19,500       1,516
Procter & Gamble Company                   22,900       2,462
                                                   -----------
    TOTAL                                               3,978
                                                   -----------
TELECOMMUNICATIONS-EQUIPMENT (0.2%)
Lucent Technologies, Inc.                   5,671         262
                                                   -----------
TELECOMMUNICATIONS-LONG DISTANCE (1.8%)
MCI Communications Corporation             34,200       1,118
*WorldCom Inc.                             73,200       1,908
                                                   -----------
    TOTAL                                 107,400       3,026
                                                   -----------
TOBACCO (0.9%)
Philip Morris Companies                    14,200       1,599
                                                   -----------
UTILITY-TELEPHONE (0.8%)
GTE Corporation                            29,600       1,347
                                                   -----------
    TOTAL COMMON STOCK                                151,134
                                                   -----------

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (11.1%)          PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (1.7%)
+Raytheon Company, 5.36%, 1/17/97      $3,000,000  $    2,993
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (2.9%)
+Federal National Mortgage Assoc.,
 5.5%, 1/30/97                          5,000,000       4,978
                                                   -----------
FEDERAL GOVERNMENT & AGENCIES (0.3%)
+U.S. Treasury, 4.98%, 5/1/97             500,000         491
                                                   -----------
FINANCIAL SERVICES (1.8%)
+IBM Credit Corporation, 5.5%,
 1/23/97                                3,000,000       2,990
                                                   -----------
PRINTING & PUBLISHING (1.8%)
+Gannet Company Inc., 5.35%, 1/8/97     3,000,000       2,997
                                                   -----------
TOBACCO (2.6%)
Philip Morris Companies, 6.5%, 1/2/97   4,500,000       4,499
                                                   -----------
    TOTAL MONEY MARKET
      INVESTMENTS                                      18,948
                                                   -----------
    TOTAL GROWTH STOCK PORTFOLIO                   $  170,082
                                                   -----------

* Non-Income Producing

+Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1996 is summarized below:

                      NUMBER OF    EXPIRATION   APPRECIATION
ISSUER                CONTRACTS       DATE         (000'S)
--------------------  ----------  ------------  -------------
S&P 500 Stock Index       20       March 1997        157

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

Aggressive Growth Stock Portfolio
--------------------------------------------------------------------------------

Objective:                    Portfolio Strategy:                         Net Assets:
Maximum long-term             Strive for the highest possible rate of     $871,926,094
appreciation of capital       capital appreciation by investing in
                              companies with potential for rapid growth

AGGRESSIVE GROWTH STOCK PORTFOLIO

The Aggressive Growth Stock Portfolio owns the stocks of emerging growth companies, generally with market capitalizations of less than $3 billion. Since growth stock portfolios tend to react strongly to changes in financial and economic markets, as well as to changes in the prospects for individual companies, returns of this Portfolio can vary considerably from time to time. A higher level of risk (with risk defined as variability of returns over time) is accepted for the potential of greater long-term returns. The focus in stock selection is on the individual companies' ability to generate revenue, expanding profit margins and solid balance sheets; industry sector selection is of secondary importance.

The Portfolio is heavily weighted toward three sectors in which there are companies with particularly promising prospects for growth: technology; consumer cyclicals and health care. Among technology issues, the Portfolio benefited from its investments in software, computer services, telecommunication equipment and semiconductors. A major area of focus within the broad consumer cyclical category is specialty retailers; in this category, office supply and catalog companies continue to perform well. Health care issues underperformed in 1996, but the evolution in the health care industry in the United States, plus demographic trends, make selected companies in this industry attractive for the long term. Holdings of small transportation companies contributed to the Portfolio's performance, as they rebounded from a weak environment in 1995. The business services sector, another area of emphasis, performed well in 1996, as companies increasingly turned to strategic outsourcing.

      Sector Allocation
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer Related          19%
Technology                27%
Health Care               13%
Business Services          7%
Transportation             8%
Energy                     6%
Financial Services         5%
Industrial                 6%
Cash Equivalents           9%

     Performance Relative
     to Relevant Indicies
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   Aggressive Growth Stock Portfolio       Wilshire Small Cap Index        Wilshire Next 1750 Index
11-90                                                         10,000                               10,000                    10,000
12-90                                                         10,189                               10,459                    10,459
12-91                                                         15,894                               15,873                    15,325
12-92                                                         16,839                               18,188                    18,186
12-93                                                         20,057                               21,464                    21,357
12-94                                                         21,141                               20,801                    21,065
12-95                                                         29,488                               26,330                    27,439
12-96                                                         34,661                               31,588                    31,801
                                                                              Average Annual Total Return
                                                                      For Periods Ended December 31, 1996
                                                                                                 One Year                Five Years
Aggressive Growth Stock Portfolio                                                                  17.70%                    16.87%
Wilshire Small Cap Index                                                                           19.97%                    14.76%
Wilshire Next 1750 Index                                                                           15.90%                    15.72%


11-90
12-90
12-91
12-92
12-93
12-94
12-95
12-96

                                    Since Inception
Aggressive Growth Stock Portfolio            22.66%
Wilshire Small Cap Index                     20.81%
Wilshire Next 1750 Index                     20.94%

Since the portfolio invests primarily in small capitalization issues, the indices that best reflect the portfolio's performance are the Wilshire Next 1750 Index and Wilshire Small Cap Index.

    The Wilshire Next 1750 is an unmanaged, equally weighted index. Included in this index are those stocks which are ranked 750 to 2500 by market capitalization in the Wilshire 5000. The largest sectors represented in this index are financial services, consumer services and basic industry. Its average market capitalization is approximately $491.0 million as of December 31, 1996.

    The Wilshire Small Cap Index is a subset of the Wilshire Next 1750 and includes 250 stocks chosen based upon their size, sector and liquidity characteristics. Each stock is equally weighted in this unmanaged index. The average market capitalization is approximately $609.4 million as of December 31, 1996. The largest sector weightings include financial services, consumer services and technology.

    On May 3, 1994, the Northwestern Mutual Aggressive Growth Stock Fund, Inc. (the "Fund") merged into the Northwestern Mutual Series Fund, Inc. Aggressive Growth Stock Portfolio (the "Portfolio"). The Portfolio had no assets prior to the merger. After the merger, the assets of the Portfolio were those of the Fund. The investment objectives, policies, management and expenses of the Portfolio are identical to those of the Fund. Accordingly, the performance of the Fund prior to the merge is included with the performance of the Portfolio in the graph and total return figures above.

    This chart assumes an initial investment of $10,000 made on 11/30/90 (commencement of the Fund's operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Accumulation unit values, which reflect deduction of charges for the separate account, are shown on page 2.

                                      ---

AGGRESSIVE GROWTH STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (90.8%)                    SHARES       (000'S)
--------------------------------------------------------------
AIRLINES (2.1%)
Atlas Air, Inc.                           170,800  $    8,156
Eagle USA Airfreight, Inc.                390,200      10,243
                                                   -----------
    TOTAL                                              18,399
                                                   -----------
APPAREL / TEXTILES (0.1%)
Oakley, Inc.                               85,000         924
                                                   -----------
AUTO PARTS MANUFACTURERS (1.9%)
Dura Automotive Systems, Inc.             105,600       2,376
*O'Reilly Automotive, Inc.                189,900       6,077
*Tower Automotive, Inc.                   252,300       7,884
                                                   -----------
    TOTAL                                              16,337
                                                   -----------
BANKS (0.6%)
*Texas Regional Bankshares Inc.           150,000       5,100
                                                   -----------
BEVERAGES (1.1%)
*Robert Mondavi Corporation               272,100       9,932
                                                   -----------
BUILDING SUPPLIES (1.0%)
*NCI Building Systems                     258,200       8,908
                                                   -----------
CHEMICALS (0.8%)
A. Schulman Inc.                          274,950       6,736
                                                   -----------
CHEMICALS - SPECIALITY (0.8%)
Cambrex Corporation                       215,200       7,048
                                                   -----------
COMPUTER SERVICES (2.3%)
*Ecsoft                                    61,300         589
National Data Corporation                 195,000       8,483
Paychex, Inc.                             221,337      11,385
                                                   -----------
    TOTAL                                              20,457
                                                   -----------
COMPUTER SOFTWARE (11.9%)
American Management Systems, Inc.         410,175      10,049
Computer Horizons Corp.                   130,000       5,005
*DST Systems                              234,100       7,345
First Data Corporation                    235,590       8,599
HBO & Co.                                 150,000       8,906
HCIA Inc.                                 166,400       5,741
*Hyperion Sofware                         225,000       4,781
Infinity Financial Technology              37,000         638
Information Management Resources           13,800         292
*Peoplesoft, Inc.                         170,400       8,169
Saville Systems PLC-ADR                   225,100       9,145
*Sterling Commerce, Inc.                  366,263      12,911
Sterling Software, Inc.                   181,100       5,727
*Transaction Systems Architects           333,200      11,079
*USCS International, Inc.                 296,300       5,000
                                                   -----------
    TOTAL                                             103,387
                                                   -----------
COMPUTER RELATED (2.4%)
*Cambridge Technology Partners            397,400      13,338
*Medic Computer Systems, Inc.             184,600       7,442
                                                   -----------
    TOTAL                                              20,780
                                                   -----------
COSMETICS / TOILETRIES (1.3%)
*Inbrand Corporation                      528,375      11,096
                                                   -----------
ELECTRONICS (6.2%)
*ADC Telecommunication                    300,600       9,356
AVX Corp.                                 212,500       4,569
CBT Group, ADR                             92,000       4,991
*Computer Products, Inc.                  350,000       6,825
Methode Electronics Inc.                  469,500       9,507

                                                     MARKET
                                                      VALUE
COMMON STOCK (90.8%)                    SHARES       (000'S)
--------------------------------------------------------------
ELECTRONICS (CONTINUED)
*Microchip Technology Inc.                149,000  $    7,580
Molex Inc.                                184,782       6,583
Trident International, Inc.               300,000       4,875
                                                   -----------
    TOTAL                                              54,286
                                                   -----------
ENVIRONMENTAL (2.1%)
Cuno, Inc.                                 94,100       1,400
Kaydon Corporation                        172,500       8,129
*Tetra Tech Inc.                          464,737       9,179
                                                   -----------
    TOTAL                                              18,708
                                                   -----------
EXPLORATION / DRILLING (3.4%)
BJ Services Company                       135,000       6,885
Pride Petroleum Services                  348,000       8,091
Production Operators Corp.                151,800       7,059
Titan Exploration Inc.                    160,000       1,920
Transocean Offshore, Inc.                  90,900       5,693
                                                   -----------
    TOTAL                                              29,648
                                                   -----------
FINANCIAL SERVICES (2.4%)
BA Merchant Services, Inc.                 50,500         903
Investors Financial Services C            200,000       5,550
Money Store, Inc.                         320,150       8,844
*WFS Financial Corporation                282,160       5,608
                                                   -----------
    TOTAL                                              20,905
                                                   -----------
FURNITURE / APPLIANCES (1.8%)
*Blythe Industries, Inc.                  224,400      10,238
Chicago Miniature Lamp                    136,900       5,681
                                                   -----------
    TOTAL                                              15,919
                                                   -----------
INSURANCE COMPANIES (2.0%)
Capmac Holdings Inc.                      250,000       8,281
CMAC Investment Corp.                     243,200       8,938
                                                   -----------
    TOTAL                                              17,219
                                                   -----------
MACHINERY / EQUIPMENT (0.4%)
*ABC Rail Products                        193,000       3,836
                                                   -----------
MEDIA (1.4%)
*Clear Channel Communications             150,000       5,419
Gartner Group, Inc.                       142,000       5,529
Universal Outdoor Holdings Inc.            53,000       1,245
                                                   -----------
    TOTAL                                              12,193
                                                   -----------
MEDICAL PRODUCTS/SUPPLIES (6.3%)
Cardinal Health, Inc.                     243,920      14,208
*Gulf South Medical Supply, Inc.          334,700       8,577
*Patterson Dental Co.                     234,650       6,629
*Physician Sales & Service, Inc.          212,100       3,049
*Steris Corp.                             299,500      13,028
*Sybron, Inc.                             285,100       9,408
                                                   -----------
    TOTAL                                              54,899
                                                   -----------
MEDICAL SERVICES (6.9%)
Capstone Pharmacy Services, Inc.          400,000       4,550
Compdent Corporation                      187,000       6,592
CRA Managed Care Inc.                     134,900       6,070
*Interim Service                          141,500       5,023
*Medcath Incorporated                     216,800       3,469
*Occusystems Inc.                         205,900       5,559
*Orthodontic Centers of America           392,800       6,285
*PhyCor, Inc.                             245,200       6,958

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (90.8%)                    SHARES       (000'S)
--------------------------------------------------------------
MEDICAL SERVICES (CONTINUED)
*Quorum Health Group, Inc.                237,700  $    7,072
*Vivra Inc.                               310,900       8,589
                                                   -----------
    TOTAL                                              60,167
                                                   -----------
OIL-DOMESTIC (1.9%)
Parker and Parsley Petroleum Co.          249,500       9,169
Tosco Corporation                          95,900       7,588
                                                   -----------
    TOTAL                                              16,757
                                                   -----------
OIL-SERVICES (0.8%)
*Global Industries Ltd                    374,800       6,981
                                                   -----------
OFFICE EQUIPMENT (0.9%)
Danka Business Systems                    212,800       7,528
                                                   -----------
PAPER / FOREST PRODUCTS (0.2%)
Wausau Paper Mills Company                103,618       1,917
                                                   -----------
PRINTING / PUBLISHING (1.6%)
Getty Communication ADR                   216,200       3,243
*Catalina Marketing Corporation           201,900      11,130
                                                   -----------
    TOTAL                                              14,373
                                                   -----------
PROFESSIONAL SERVICES (7.2%)
Access Health, Inc.                       163,500       7,317
Apac Teleservices, Inc.                   172,500       6,620
Billing Information Concepts              190,000       5,462
Cintas Corp.                              173,000      10,164
*Corrections Corp. of America             262,400       8,036
Learning Tree International, Inc.         138,750       4,093
Nu Skin Asia Pacific, Inc.                163,900       5,060
*Robert Half International, Inc.          372,300      12,798
Teletech                                  134,600       3,499
                                                   -----------
    TOTAL                                              63,049
                                                   -----------
RAILROADS (1.1%)
*Wisconsin Central Transportation         232,300       9,205
                                                   -----------
RECREATIONAL (1.8%)
*Regal Cinemas                            288,750       8,879
*Scientific Games Holding Corp.           239,300       6,401
                                                   -----------
    TOTAL                                              15,280
                                                   -----------
RETAIL-GENERAL (1.6%)
*Kohls Department Stores                  229,800       9,020
*Tractor Supply Co.                       221,200       4,562
                                                   -----------
    TOTAL                                              13,582
                                                   -----------
RETAIL-SPECIALTY (5.3%)
Coporate Express, Inc.                    228,600       6,729
*CUC International, Inc.                  417,675       9,920
Fastenal Co.                              195,600       8,949
*Global Direct Mail Corp.                 221,000       9,641
*K & G Mens' Center, Inc.                 218,000       5,668
Mark's Bros. Jewelers, Inc.                60,000         697
Viking Office Products, Inc.              184,500       4,924
                                                   -----------
    TOTAL                                              46,528
                                                   -----------
                                                     MARKET
                                                      VALUE
COMMON STOCK (90.8%)                    SHARES       (000'S)
--------------------------------------------------------------
RESTAURANT / LODGING (0.9%)
HFS Incorporated                          126,000  $    7,527
                                                   -----------
SEMICONDUCTORS (1.0%)
Altera Corporation                        116,000       8,432
                                                   -----------
TELECOMMUNICATIONS (2.5%)
Premiere Technologies, Inc.               112,300       2,807
Tellabs Inc.                              280,000      10,535
Tesco Technologies, Inc.                  152,600       5,608
West Teleservices Corporation             127,700       2,905
                                                   -----------
    TOTAL                                              21,855
                                                   -----------
TRANSPORTATION-MISC. (0.9%)
Coach USA, Inc.                           265,000       7,685
                                                   -----------
TRUCKING-SHIPPING (3.2%)
*Heartland Express Incorporated           380,193       9,267
Knight Transportation, Inc.               316,400       6,012
*Landstar System, Inc.                    278,800       6,482
Swift Transportation Co., Inc.            264,000       6,204
                                                   -----------
    TOTAL                                              27,965
                                                   -----------
UTILITY-TELEPHONE (0.7%)
LCI International                         248,700       5,347
Midcom Communication                       86,900         739
                                                   -----------
    TOTAL                                               6,086
                                                   -----------
    TOTAL COMMON STOCK                             $  791,634
                                                   -----------

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (9.2%)           PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (0.9%)
Raytheon Company, 5.36%, 1/17/97      $ 7,900,000  $    7,881
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (1.4%)
Federal National Mortgage Assoc.,
 5.5%, 1/30/97                         12,000,000      11,947
                                                   -----------
FINANCIAL SERVICES (6.0%)
CIT Group, 7%, 1/3/97                  20,000,000      19,992
General Electric Capital Corp.,
 5.4%, 1/8/97                           8,000,000       7,992
IBM Credit Corporation, 5.5%,
 1/23/97                                8,000,000       7,973
Paccar Financial Corporation, 6.75%,
 1/2/97                                16,000,000      15,997
                                                   -----------
    TOTAL                                              51,954
                                                   -----------
TOBACCO (0.9%)
Philip Morris Companies, 5.57%,
 1/22/97                                8,000,000       7,974
                                                   -----------
    TOTAL MONEY MARKET
      INVESTMENTS                                      79,756
                                                   -----------
    TOTAL AGGRESSIVE GROWTH STOCK
      PORTFOLIO                                    $  871,390
                                                   -----------

*Non-Income Producing

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

International Equity Portfolio
--------------------------------------------------------------------------------

Objective:                    Portfolio Strategy:                         Net Assets:
Long-term appreciation of     Participate in the growth of foreign        $505,190,404
capital through               economies by investing in securities with
diversification into markets  high long-term earnings potential relative
outside the United States     to current market values

INTERNATIONAL EQUITY PORTFOLIO
The International Equity Portfolio offers contract owners the opportunity to participate in the growth of companies in countries throughout the world, particularly those with expanding economies. The Portfolio continues to buy the shares of undervalued companies internationally, using a disciplined focus on long-term value. During 1996, the Portfolio significantly outperformed the EAFE ("Europe-Australia-Far East") Index, a composite of approximately 1100 companies in 20 countries in Europe and the Pacific Basin.

International markets were generally strong in 1996, with Japan and Korea, in which the Portfolio has relatively modest holdings, the notable exceptions among major markets. In Asia, the Portfolio's performance benefited from its investments in Hong Kong and an underweighting in Japan. Japan's stock market posted lackluster performance, reflecting a mix of relief that economic growth resumed after a five-year slump and concern that Japan's government could staunch that growth by reducing stimulus. In Hong Kong, the market surged, amid expectations of robust economic growth after the country reverts to Chinese control in 1997. In Europe, low inflation, low interest rates, moderate economic growth and strong bond markets fueled solid gains in the stock markets. Spain, Sweden and France were among the strongest European markets.

During the year, the percentage of the Portfolio invested in Europe was increased, particularly in the United Kingdom; the percentage of holdings in Asia was decreased, with a major reduction in Japanese investments. At year end 1996, the Portfolio's largest positions by country were United Kingdom (11%), France (9%), Spain (8%), Sweden (8%) and Hong Kong (8%).

The International Equity Portfolio is managed for Northwestern Mutual by Templeton Investment Counsel, Inc.

      Asset Allocation

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Europe                         63%
Asia                           11%
Australia/New Zealand           7%
Latin America                   6%
Canada                          3%
Non-equity holdings            10%

                                      ---

     Perfomance Relative
     to the EAFE Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   International Equity
                                         Portfolio                        EAFE Index
04-93                                                 10,000                               10,000
12-93                                                 12,464                               10,970
12-94                                                 12,451                               11,859
12-95                                                 14,266                               13,228
12-96                                                 17,264                               14,068
                                                                      Average Annual Total Return
                                                              For Periods Ended December 31, 1996
                                                                                         One Year   Since Inception
International Equity
Portfolio                                                                                  21.01%            16.04%
EAFE Index                                                                                  6.35%             9.74%

As depicted in the graph, the International Equity Portfolio is compared against the Morgan Stanley Capital International EAFE ("Europe-Australia-Far East") Index. The index is composed of approximately 1100 companies in 20 countries in Europe and the Pacific Basin. The objective of the index is to reflect the movements of stock markets in these countries by representing an unmanaged (indexed) portfolio within each country. The indices are constructed so that companies chosen represent about 60% of market capitalization in each market; industry composition of the market is reflected; and a cross section of large, medium, and small capitalization stocks is included, taking into account liquidity concerns. The index is calculated in U. S. dollars.

    On May 3, 1994, the Northwestern Mutual International Equity Fund, Inc. (the "Fund") merged into the Northwestern Mutual Series Fund, Inc., International Equity Portfolio (the "Portfolio"). The Portfolio had no assets prior to the merger. After the merger, the assets of the Portfolio were those of the Fund. The investment objectives, policies, management and expenses of the Portfolio are identical to those of the Fund. Accordingly, the performance of the Fund prior to the merger is included with the performance of the Portfolio in the graph and total return figures above.

    This chart assumes an initial investment of $10,000 made on 4/30/93 (commencement of the Fund's operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Accumulation unit values, which reflect deduction of charges for the separate account, are shown on page 2.

                                      ---

INTERNATIONAL EQUITY PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                       MARKET
                                                        VALUE
COMMON STOCK (89.1%)           COUNTRY     SHARES      (000'S)
----------------------------------------------------------------
AIRLINES (0.9%)
Quantas Airways ( 144A )      Austrl.       165,000  $    2,754
Singapore Airlines Ltd.       Sing.         205,000       1,860
                                                     -----------
    TOTAL                                                 4,614
                                                     -----------
APPLIANCES & HOUSEHOLD DURABLES (0.9%)
Electrolux AB B Free          Swe.           48,200       2,799
Sony Corporation              Jpn.           23,800       1,560
                                                     -----------
    TOTAL                                                 4,359
                                                     -----------
AUTOMOBILES (3.9%)
Fiat SPA Ord.                 Italy         680,000       2,058
Renault SA                    Fr.           365,180       7,848
Volvo Aktiebogelegt, B Free   Swe.          433,000       9,556
                                                     -----------
    TOTAL                                                19,462
                                                     -----------
BANKING & CREDIT (17.7%)
Australia & New Zealand Bank
 Group                        Austrl.       926,097       5,837
Banco de Andulucia            Sp.            30,000       4,393
**Bancaria de Espania Corp.,
 ADR                          Sp.           195,000       4,387
**Banque National de Paris,
 ADR(144A)                    Fr.           146,500       5,670
Barclay's Bank, PLC           U.K.          311,016       5,339
BCO Bilboa Vizcaya            Sp.           162,500       8,781
BPI SGPS SA                   Port.         146,350       1,822
BPI-SGPS SPA "E"              Port.          55,613         692
Canadian Imperial Bank of
 Commerce                     Can.          177,000       7,814
Suisse Group Credit           Aus.           55,725       5,724
Deutsche Bank AG              Ger.          193,600       9,046
HSBC Holdings                 H.K.          308,237       6,595
Komercni Bank (144A)          Chez.          30,000         813
Komercni Bank "A"             Chez.          15,000       1,250
Merita Limited "A"            Fin.        1,800,000       5,599
National Bank of Canada
 Montreal                     Can.          360,000       3,641
Panin Bank                    Indo.       1,782,000       2,037
Stadshypotek AB "A"(144A)     Swe.          120,000       3,291
Svenska Hanelsbanken S.A.     Swe.          230,000       6,611
                                                     -----------
    TOTAL                                                89,342
                                                     -----------
BEVERAGES & TOBACCO (0.2%)
Swedish Match AB Fuerer       Swe.          240,000         845
                                                     -----------
BROADCAST ADVERTISING PUBLISHING (0.2%)
Marieberg Tidings "A" Free    Swe.           35,000         857
                                                     -----------
BUILDING MATERIALS AND COMPONENTS (1.9%)
Pioneer International Ltd.    Austrl.     3,197,946       9,532
                                                     -----------
BUSINESS & PUBLIC SERVICE (3.0%)
Esselte AB, Series "A" Free   Swe.          269,900       6,135
Hyder PLC                     U.K.          371,666       4,750
Hyder PLC Cum. Red. Pfd.      U.K.          401,400         706

                                                       MARKET
                                                        VALUE
COMMON STOCK (89.1%)           COUNTRY     SHARES      (000'S)
----------------------------------------------------------------
BUSINESS & PUBLIC SERVICE (CONTINUED)
Societe Generale de Surv
 Holdings                     Swtz.             885  $    2,175
* **Waste Management PLC,
 ADR                          U.K.          168,000       1,323
                                                     -----------
    TOTAL                                                15,089
                                                     -----------
CHEMICALS (4.7%)
Bayer AG                      Ger.          157,000       6,407
European Vinyls Corp. EVC
 International                Neth.          68,985       2,187
Rhone Poulenc SA, Series A    Fr.           314,508      10,724
Solvay Et Cie A NPV           Bel.            7,300       4,473
                                                     -----------
    TOTAL                                                23,791
                                                     -----------
CONSTRUCTION AND HOUSING (0.8%)
Kyudendo Corp.                Jpn.           33,000         342
Sirti SPA                     Italy         643,000       3,900
                                                     -----------
    TOTAL                                                 4,242
                                                     -----------
ELECTRICAL & ELECTRONICS (2.9%)
ABB AG Baden Bearer           Swtz.           4,730       5,884
Alcatel Alsthom DG            Fr.            58,519       4,701
Hitachi Ltd.                  Jpn.          113,000       1,054
Philips Electronic            Neth.          78,000       3,159
                                                     -----------
    TOTAL                                                14,798
                                                     -----------
ELECTRICAL COMPONENTS, INSTRUMENTS (1.1%)
BICC PLC                      U.K.        1,199,545       5,651
                                                     -----------
ENERGY SOURCES (3.2%)
Hafslund Nycomed "A"          Norw.         170,000       1,255
Repsol SA                     Sp.           122,000       4,683
Saga Petrolium                Norw.         260,000       4,369
Societe Nationale Elf
 Aquitane                     Fr.            66,801       6,081
                                                     -----------
    TOTAL                                                16,388
                                                     -----------
FINANCIAL SERVICES (2.4%)
AXA SA                        Fr.            47,813       3,041
*Capital Portugal Fund        Port.          14,500       1,674
Chile Fund                    U.S.           35,000         731
India Fund, Series "B"        U.K.        1,256,515       1,851
*JF Indonesia Fund, Inc.      H.K.          456,600         531
Korea International Trust     Kor.               52       1,625
Thai Fund Inc.                Thai.          71,516       1,180
*Thailand International Fund  Thai.              70       1,610
                                                     -----------
    TOTAL                                                12,243
                                                     -----------
FOOD & HOUSEHOLD PRODUCTS (3.1%)
Albert Fisher Group PLC       U.K.        6,734,995       4,904
CP Pokphand Co.               H.K.        2,609,900       1,029
Cafe de Coral Holdings, Ltd.  H.K.        7,672,000       2,058
Hillsdown Holdings            U.K.        1,800,892       6,170

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                       MARKET
                                                        VALUE
COMMON STOCK (89.1%)           COUNTRY     SHARES      (000'S)
----------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS (CONTINUED)
Vitro SA NPV                  Mex.          768,400  $    1,396
                                                     -----------
    TOTAL                                                15,557
                                                     -----------
FOREST PRODUCTS & PAPER (2.7%)
Barito Pacific Timber         Indo.         937,000         575
Carter Holt Harvey Ltd.       N.Z.        2,734,957       6,206
Metsa Serla OY "B"            Fin.          277,500       2,083
Stora Kapparbergs, Series
 "B"                          Swe.          350,000       4,773
                                                     -----------
    TOTAL                                                13,637
                                                     -----------
HEALTH & PERSONAL CARE (2.5%)
Astra AB Series "A" Free      Swe.          140,000       6,919
Nycomed ASA Series "A"        Norw.         227,000       3,476
Nycomed ASA Series "B"        Norw.         128,200       1,973
                                                     -----------
    TOTAL                                                12,368
                                                     -----------
INSURANCE (3.7%)
Aegon NV                      Neth.         121,792       7,757
ING Groep NV                  Neth.         190,000       6,836
London Insurance Group        Can.          325,200       4,323
                                                     -----------
    TOTAL                                                18,916
                                                     -----------
MACHINERY & ENGINEERING (0.9%)
VA Technologies AG
 Bearer(144A)                 Austrl.        30,000       4,709
                                                     -----------
MERCHANDISING (1.1%)
Koninklijke Bijenkorf Beheer  Neth.          44,098       3,176
Kwik Save Group               U.K.          465,057       2,573
                                                     -----------
    TOTAL                                                 5,749
                                                     -----------
METALS & MINING (2.2%)
Elkem A S Oslo ord "A"        Norw.         192,000       3,166
*Inmet Mining Ltd.            Can.          192,500         935
**Pechiney, ADR "A"           Fr.            48,183         952
Pechiney SA "A"               Fr.            19,000         796
Union Minerie, NPV            Bel.           65,171       4,420
Grupo Mexico "B"              Mex.          256,000         793
                                                     -----------
    TOTAL                                                11,062
                                                     -----------
MULTI-INDUSTRY (8.4%)
Amer Group "A"                Fin.          175,000       3,616
BTR Nylex, Ltd.               Austrl.     1,341,100       6,548
BTR, PLC "A"                  Austrl.       249,000       1,144
Comp Gen de Industrieset de
 Partec                       Fr.             4,500       1,241
Harrisons & Crossfield        U.K.          539,800       1,221
Hutchinson Whampoa            H.K.          798,000       6,268
Jardine Matheson Holdings     H.K.        1,035,501       6,834
Jardine Strategic Holdings    H.K.        1,019,055       3,689
Marine Wendel SA              Fr.            11,490       1,054
Nokia Corp., "A"              Fin.           71,000       4,124
Swire Pacific Class "A"       H.K.          472,500       4,521
                                                       MARKET
                                                        VALUE
COMMON STOCK (89.1%)           COUNTRY     SHARES      (000'S)
----------------------------------------------------------------
MULTI-INDUSTRY (CONTINUED)
Swire Pacific Limited B       H.K.        1,314,200  $    1,988
                                                     -----------
    TOTAL                                                42,248
                                                     -----------
RAILROAD (0.7%)
Brambles Ind. Ltd.            Austrl.       183,500       3,581
                                                     -----------
TELECOMMUNICATIONS (9.7%)
British Telecom               U.K.          608,000       4,114
**CIA de Telefons Chile, ADR  Chile          36,500       3,691
Cointel CONV Pfd.             Arg.           73,150       3,822
Nacional Financiera CNV
 PRIDES                       Mex.          117,802       3,976
**Phillipine Long Distance
 Telephone, ADR               Phil.          63,500       3,239
SPT Telecom AS                Chez.          36,000       4,482
Stet Di Risp Non-Conv.        Italy       2,490,000       8,413
**Telebras ADR                Braz.         103,500       7,918
Telefonica de Espania         Sp.           315,000       7,321
Telefonica del Peru SA "B"
 ADR                          Peru          115,300       2,176
                                                     -----------
    TOTAL                                                49,152
                                                     -----------
TEXTILES-APPAREL (0.2%)
Yizheng Chemical Fibre
 Company                      China       3,725,200         901
                                                     -----------
UTILITIES-ELECTRIC & GAS (9.1%)
British Gas                   U.K.        1,913,200       7,342
CEZ Ceske Energeticke Zavody  Chez          101,990       3,671
Consolidated Electric Power,
 Asia                         H.K.          219,000         514
Electricidad de Caracas       Venz.       3,986,308       4,043
Endesa National de Electric   Sp.            63,000       4,487
EVN Energie Versorgung        Aus.           38,400       5,781
Hong Kong Electric            H.K.          990,000       3,290
Iberdrola SA                  Sp.           587,500       8,333
National Power                U.K.          493,764       4,128
Thames Water                  U.K.          251,023       2,627
Veba Warrants                 Ger.            6,000       1,922
                                                     -----------
    TOTAL                                                46,138
                                                     -----------
WHOLESALE & INTERNATIONAL TRADE (1.0%)
Brierley Investments Ltd.     N.Z.        5,716,091       5,294
                                                     -----------
    TOTAL COMMON STOCK                                  450,525
                                                     -----------

                                                       MARKET
                                                        VALUE
BONDS (3.0%)                  COUNTRY       PAR        (000'S)
----------------------------------------------------------------
CMO AND LOAN BACKED CERTIFICATES (2.0%)
Federal National Mortgage
 Assoc. 1/30/97              U.S.       $10,000,000  $    9,956
                                                     -----------

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                       MARKET
                                                        VALUE
BONDS (3.0%)                  COUNTRY       PAR        (000'S)
----------------------------------------------------------------
FEDERAL GOVERNMENT & AGENCIES (0.5%)
U.S. Treasury, 5 1/8%,
 4/30/98,                    U.S.         2,757,000       2,736
                                                     -----------
FINANCIAL SERVICES (0.5%)
PIV Financial Inv., Cayman   H.K.         2,750,000  $    2,433
                                                     -----------
    TOTAL BONDS                                          15,125
                                                     -----------

                                                       MARKET
MONEY MARKET                                            VALUE
 INVESTMENTS (7.5%)           COUNTRY       PAR        (000'S)
----------------------------------------------------------------
AEROSPACE-DEFENSE (2.0%)
Raytheon Co. 01/17/97        U.S.       $10,000,000  $    9,977
                                                     -----------
COMPUTERS-RELATED (1.9%)
IBM Corp. 01/23/97           U.S.        10,000,000       9,966
                                                     -----------
FINANCIAL (1.6%)
PACCAR Financial 1/2/97      U.S.         8,100,000       8,098
                                                     -----------

                                                       MARKET
MONEY MARKET                                            VALUE
 INVESTMENTS (7.5%)           COUNTRY       PAR        (000'S)
----------------------------------------------------------------

UTILITIES-ELECTRIC (2.0%)
General Electric Co. 1/8/97  U.S.       $10,000,000  $    9,990
                                                     -----------
    TOTAL MONEY MARKET
       INVESTMENTS                                       38,031
                                                     -----------
    TOTAL INTERNATIONAL
       EQUITY PORTFOLIO                              $  503,681
                                                     -----------

 * Non-Income Producing

** ADR-American Depository Receipts

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

Growth and Income Stock Portfolio
--------------------------------------------------------------------------------

Objective:                    Portfolio Strategy:                         Net Assets:
Long-term growth of capital   Actively manage a portfolio of equity       $234,183,366
and income, consistent with   securities
moderate investment risk      with a goal of exceeding the total return
                              of the
                              S&P 500 Index

GROWTH AND INCOME PORTFOLIO

The Growth and Income Portfolio invests mainly in large-capitalization stocks, with a focus on seeking the best values in the market based on long-term earnings forecasts. A sector balance very close to that of the S&P 500 Index is normally maintained, with the emphasis on undervalued stocks within each sector; a valuation discipline mandates the sale of stocks regarded as overvalued. More focus is placed on capital appreciation and dividend growth than on current dividends. The Portfolio is normally fully invested in equity securities.

In 1996, the Portfolio's total return was slightly less than the S&P 500 Index. During most of the year, investors focused on large, high quality companies with good near-term earnings momentum rather than on fundamental value; consequently the Portfolio's value-oriented management style underperformed the market as a whole. Near the end of the year, the Portfolio benefited from a broadening of market strength, as investors moved away from the safety of the highest quality companies and embraced more undervalued issues. At year end, the Portfolio was slightly overweighted in the retail, energy, health care, basic industry and cable television industries. Finance and technology stocks were neutrally weighted; utilities were underweighted.

The Growth and Income Stock Portfolio is managed for Northwestern Mutual by J.
P. Morgan Investment Management Inc.

      Sector Allocation

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer                  36%
Interest-Sensitive        23%
Industry                  20%
Technology                11%
Energy                    10%

Top 10 Holdings

12/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Company                         % of Net Assets
Exxon Corp.                               3.90%
Philip Morris Cos. Inc.                   3.30%
Procter & Gamble Co.                      3.00%
Boeing Company                            3.00%
Wal-Mart Stores, Inc.                     2.40%
Tele-Communications Inc.                  2.10%
Nationsbank Corporation                   2.00%
Warner-Lambert Company                    1.90%
General Motors Corp.                      1.90%
E.I. du Pont de Nemours & Co.             1.80%

     Performance Relative
     to S&P 500 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  Growth & Income Stock Portfolio              S&P 500 Index
05-94                                                       10,000                               10,000
12-94                                                       10,034                               10,320
12-95                                                       13,156                               14,180
12-96                                                       15,783                               17,413
                                                                            Average Annual Total Return
                                                                    For Periods Ended December 31, 1996
                                                                                               One Year   Since Inception
Growth & Income Stock Portfolio                                                                  19.97%            18.69%
S&P 500 Index                                                                                    22.80%            23.15%

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

    This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Accumulation unit values, which reflect deduction of charges for the separate account, are shown on page 2.

                                      ---

GROWTH AND INCOME STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (97.3%)                     SHARES      (000'S)
--------------------------------------------------------------
AEROSPACE (3.0%)
Boeing Company                             65,800  $    6,999
                                                   -----------
AUTO & TRUCKS (1.9%)
General Motors Corporation                 79,000       4,404
                                                   -----------
BANKS (8.3%)
Corestates Financial Corp.                 37,500       1,945
Crestar Financial Corp.                    21,400       1,592
First Chicago NBD Corporation              70,200       3,773
First Tennessee National Corp.             34,700       1,301
*First USA Inc.                            68,800       2,382
Firstar Corporation                        41,300       2,168
Fleet Financial Group Inc.                 35,000       1,746
NationsBank Corp.                          47,100       4,604
                                                   -----------
    TOTAL                                              19,511
                                                   -----------
BEVERAGES (1.7%)
Pepsico Inc.                              134,000       3,919
                                                   -----------
BUILDING & CONSTRUCTION (0.5%)
*USG Corporation                           34,700       1,175
                                                   -----------
CHEMICALS (4.4%)
Albemarle Corporation                     118,600       2,150
E.I. Du Pont De Nemours & Co.              43,500       4,105
Union Carbide Corporation                  98,000       4,006
                                                   -----------
    TOTAL                                              10,261
                                                   -----------
COAL (1.4%)
Anadarko Petroleum Corp.                   16,600       1,075
Enron Corp.                                53,000       2,286
                                                   -----------
    TOTAL                                               3,361
                                                   -----------
COMPUTERS RELATED (5.6%)
*EMC Corporation                           77,800       2,577
Cisco Systems Incorporated                 42,500       2,704
*Compaq Computer Corporation               13,800       1,025
International Business Machines Corp.      20,500       3,095
Quantum Corp.                              84,600       2,422
Read-Rite Corporation                      53,400       1,348
                                                   -----------
    TOTAL                                              13,171
                                                   -----------
COMPUTER SOFTWARE (1.6%)
Autodesk, Inc.                             30,300         848
Bay Networks                               33,100         691
First Data Corporation                     28,900       1,055
Oracle Corporation                         28,600       1,194
                                                   -----------
    TOTAL                                               3,788
                                                   -----------
DIVERSIFIED (2.0%)
Allied Signal Inc.                         50,800       3,404
*Coltec Industries. Inc.                   64,000       1,208
                                                   -----------
    TOTAL                                               4,612
                                                   -----------

                                                     MARKET
                                                      VALUE
COMMON STOCK (97.3%)                     SHARES      (000'S)
--------------------------------------------------------------
DRUGS (7.7%)
*Alza Corp.                                32,700  $      846
American Home Products Corporation         50,000       2,931
Bristol-Myers Squibb Company               24,400       2,653
*Forest Laboratories Inc.                  92,200       3,020
Pfizer Inc.                                22,700       1,881
Schering-Plough Corporation                17,600       1,140
SmithKline Beecham Corp., PLC              18,100       1,231
Warner-Lambert Company                     59,200       4,440
                                                   -----------
    TOTAL                                              18,142
                                                   -----------
ELECTRICAL EQUIPMENT (3.1%)
General Instrument Corp.                  154,300       3,337
W.W. Grainger, Inc.                        47,700       3,828
                                                   -----------
    TOTAL                                               7,165
                                                   -----------
ELECTRONICS (2.2%)
Intel Corp.                                16,600       2,174
Perkin-Elmer Corporation                   20,600       1,213
Sensormatic Electronics Corp.             106,900       1,791
                                                   -----------
    TOTAL                                               5,178
                                                   -----------
ENVIRONMENTAL CONTROL (2.7%)
Johnson Controls Inc.                      29,100       2,412
WMX Technologies, Inc.                    122,000       3,980
                                                   -----------
    TOTAL                                               6,392
                                                   -----------
FINANCIAL SERVICES (1.8%)
Dean Witter, Discover & Co.                47,000       3,114
Great Western Financial Corporation        17,800         516
Salomon Inc.                               10,300         485
                                                   -----------
    TOTAL                                               4,115
                                                   -----------
FOODS (2.6%)
Kellogg Company                            17,300       1,135
Ralston Purina Group                       32,100       2,355
Unilever, N.V.                             14,900       2,611
                                                   -----------
    TOTAL                                               6,101
                                                   -----------
INSURANCE (3.9%)
Ambac, Inc.                                24,400       1,620
ITT Hartford Group, Inc.                   44,300       2,990
MBIA Incorporated                           5,800         587
Providian Corporation                      75,700       3,889
                                                   -----------
    TOTAL                                               9,086
                                                   -----------
LEISURE RELATED (0.4%)
*Viacom Incorporated                       26,500         924
                                                   -----------
MACHINERY (1.0%)
*Cooper Cameron Corp.                      16,760       1,282
Cooper Industries, Inc.                    26,700       1,125
                                                   -----------
    TOTAL                                               2,407
                                                   -----------

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (97.3%)                     SHARES      (000'S)
--------------------------------------------------------------
MEDIA (3.8%)
Time Warner Inc.                          103,400  $    3,878
*Tele Communications, Inc.                382,800       5,000
                                                   -----------
    TOTALS                                              8,878
                                                   -----------
MEDICAL PRODUCTS / SUPPLIES (0.4%)
Bausch & Lomb Inc.                         23,800         833
                                                   -----------
MEDICAL SERVICES (3.5%)
Columbia/Hca Healthcare Corp.              79,100  $    3,223
*Humana, Inc.                              57,200       1,094
United Healthcare Corp.                    84,700       3,812
                                                   -----------
    TOTAL                                               8,129
                                                   -----------
METALS & MINING (0.8%)
Aluminum Co. of America                    31,000       1,976
                                                   -----------
OFFICE EQUIPMENT - SERVICES (0.9%)
Learning Inc.                              79,700       1,146
Paging Network                             68,300       1,042
                                                   -----------
    TOTAL                                               2,188
                                                   -----------
OIL & GAS - DOMESTIC (0.9%)
Ashland Inc.                               49,100       2,154
                                                   -----------
OIL & GAS - INTERNATIONAL (6.9%)
British Petroleum Co. Ltd.                 23,563       3,331
Exxon Corporation                          93,300       9,143
Royal Dutch Petroleum Co.                  22,100       3,774
                                                   -----------
    TOTAL                                              16,248
                                                   -----------
PAPER (0.7%)
Temple-Inland Inc.                         29,700       1,608
                                                   -----------
RAILROADS (1.3%)
Union Pacific Corporation                  50,700       3,048
                                                   -----------
RETAIL - GENERAL (4.9%)
Circuit City Stores, Inc.                  76,200       2,296
*Federated Department Stores, Inc.         51,100       1,744
*Toys R Us                                 62,300       1,869
Walmart Stores Inc.                       247,200       5,655
                                                   -----------
    TOTAL                                              11,564
                                                   -----------
SOAPS & TOILETRIES (3.0%)
Procter & Gamble Company                   65,900       7,084
                                                   -----------
STEEL (1.2%)
Allegheny Teledyne Inc.                   118,930       2,735
                                                   -----------
TELECOMMUNICATIONS (1.5%)
TCI Satellite Entertainment Inc.          103,300       1,020
World Communications Inc.                  94,700       2,468
                                                   -----------
    TOTAL                                               3,488
                                                   -----------
TOBACCO (3.3%)
Philip Morris Companies                    67,600       7,613
                                                   -----------
                                                     MARKET
                                                      VALUE
COMMON STOCK (97.3%)                     SHARES      (000'S)
--------------------------------------------------------------
TRUCKING - SHIPPING (1.2%)
Consolidated Freightways Corp.             50,800  $      451
Consolidated Freightways, Inc.            101,600       2,261
                                                   -----------
    TOTAL                                               2,712
                                                   -----------
UTILITY - ELECTRIC (2.7%)
Allegheny Power System Inc                 46,000       1,397
Dominion Resources Inc.                    35,400       1,363
Duke Power Company                         24,600       1,138
Edison International                       58,500       1,163
Pacific Gas & Electric Co.                 58,700       1,233
                                                   -----------
    TOTAL                                               6,294
                                                   -----------
UTILITY - TELEPHONE (4.5%)
Bell Atlantic Corporation                  45,200       2,927
GTE Corporation                            25,800       1,174
MCI Communications Corporation             98,100       3,207
SBC Communications Incorporated            30,400       1,573
U S West Inc.                              48,200       1,554
                                                   -----------
    TOTAL                                              10,435
                                                   -----------
    TOTAL COMMON STOCK                                227,698
                                                   -----------

                                                     MARKET
                                                      VALUE
BONDS (0.4%)                              PAR        (000'S)
--------------------------------------------------------------
FINANCIAL SERVICES (0.4%)
Berkshire Hathaway, 1%, 12/3/01        $1,000,000  $      913
                                                   -----------
    TOTAL BONDS                                           913
                                                   -----------

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (2.3%)           PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (0.3%)
Raytheon Company, 5.36%, 1/17/97       $  600,000  $      599
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (0.4%)
Federal National Mortgage
 Assoc., 5.5%, 1/30/97                  1,000,000         995
                                                   -----------
FINANCIAL SERVICES (1.2%)
Paccar Financial Corporation, 6.75%,
 1/2/97                                 2,800,000       2,799
                                                   -----------
TOBACCO (0.4%)
Philip Morris Companies, 5.57%,
 1/22/97                                1,000,000         997
                                                   -----------
    TOTAL MONEY MARKET
      INVESTMENTS                                       5,390
                                                   -----------
    TOTAL GROWTH AND INCOME STOCK
      PORTFOLIO                                    $  234,001
                                                   -----------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

Index 500 Stock Portfolio
--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                              Net Assets:
Long-term capital appreciation   Invest in a portfolio designed to approximate    $740,066,437
through cost-effective           the composition and returns of the S&P 500
participation in broad market    Index.
performance

INDEX 500 STOCK PORTFOLIO

The Index 500 Stock Portfolio is designed to achieve results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index. This composite of 500 stocks of large U.S.-based companies, compiled by Standard & Poor's, is generally regarded as a good proxy for the overall U.S. equity market; the Portfolio therefore enables contract owners to participate in overall performance of the U.S. equity market. The Portfolio continues to achieve the objective of matching the results of the S&P 500 before expenses, outperforming the majority of active stock managers in 1996.

     Performance Relative
     to S&P 500 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  Index 500 Portfolio           S&P 500 Index
12-86                                                  10,000           10,000
12-87                                                  10,821           10,510
12-88                                                  11,776           12,255
12-89                                                  13,942           16,139
12-90                                                  13,340           15,639
12-91                                                  17,313           20,409
12-92                                                  18,099           21,960
12-93                                                  19,891           24,178
12-94                                                  20,132           24,468
12-95                                                  27,632           33,619
12-96                                                  33,917           41,284
                                  Average Annual Total Return
                          For Periods Ended December 31, 1996
                                                     One Year       Five Years   Ten Years
Index 500 Stock
Portfolio                                              22.75%           14.40%      12.99%
S&P 500 Index                                          22.80%           15.13%      15.23%

On April 30, 1993, the portfolio was indexed to approximate the performance of the Standard & Poor's 500 Composite Stock Price Index. Before that date, the portfolio was actively managed.

    The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

    This chart assumes an initial investment of $10,000 made on 12/31/86. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Accumulation unit values, which reflect deduction of charges for the separate account, are shown on page 2.

                                      ---

INDEX 500 STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
AEROSPACE (2.1%)
Boeing Company                             44,483  $    4,732
EG&G, Inc.                                  5,900         119
General Dynamics Corporation                7,800         550
Lockheed Martin Corporation                23,954       2,192
McDonnell Douglas Corporation              26,300       1,683
Northrop Grumman Corporation                7,200         596
Raytheon Company                           29,300       1,410
Rockwell International Corporation         27,100       1,650
TRW, Inc.                                  15,800         782
United Technologies Corp.                  29,800       1,967
                                                   -----------
    TOTAL                                              15,681
                                                   -----------
AIRLINES (0.3%)
*AMR Corporation                           11,300         996
Delta Air Lines Inc.                        9,300         659
Southwest Airlines Co.                     18,000         398
*USAir Group, Inc.                          8,000         187
                                                   -----------
    TOTAL                                               2,240
                                                   -----------
APPAREL TEXTILE (0.5%)
*Fruit of the Loom, Incorporated            9,500         360
Liz Claiborne, Inc.                         8,900         344
Nike, Inc.                                 35,700       2,133
Reebok International Ltd.                   6,900         290
Russell Corp.                               4,700         140
Springs Industries, Inc.                    2,500         107
Stride Rite Corp.                           6,200          62
VF Corporation                              7,900         533
                                                   -----------
    TOTAL                                               3,969
                                                   -----------
AUTO & TRUCKS (1.8%)
Chrysler Corporation                       90,400       2,983
Ford Motor Company                        147,100       4,689
General Motors Corp.                       93,800       5,229
ITT Industries Inc.                        14,700         360
*Navistar International Corp.               9,100          83
Paccar Incorporated                         4,835         329
                                                   -----------
    TOTAL                                              13,673
                                                   -----------
AUTO PARTS MANUFACTURERS (0.5%)
Cooper Tire & Rubber Company               10,200         201
Dana Corporation                           12,600         411
Eaton Corporation                           9,600         670
Echlin Inc.                                 7,700         244
Genuine Parts Company                      14,900         663
Goodyear Tire & Rubber Company             19,300         992
Snap-On Incorporated                        7,550         269
                                                   -----------
    TOTAL                                               3,450
                                                   -----------
BANKS (7.3%)
Banc One Corporation                       53,045       2,281
Bank of Boston Corporation                 19,000       1,221
Bank of New York Company Inc.              48,700       1,644
BankAmerica Corporation                    44,500       4,439

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
BANKS (CONTINUED)
Bankers Trust New York Corporation         10,100  $      871
Barnett Banks Inc.                         24,200         995
Boatmans Bancshares, Inc.                  19,200       1,238
Chase Manhattan Corporation                54,456       4,860
Citicorp                                   58,400       6,015
Comerica, Inc.                             13,300         697
Corestates Financial Corp.                 27,600       1,432
Fifth Third Bancorp                        13,100         823
First Bank System Inc.                     16,700       1,140
First Chicago NBD Corporation              39,528       2,125
First Union Corporation                    35,235       2,607
Fleet Financial Group Inc.                 32,530       1,622
KeyCorp                                    28,000       1,414
Mellon Bank Corporation                    16,050       1,140
J.P. Morgan & Company, Inc.                23,100       2,255
National City Corp.                        27,500       1,234
NationsBank Corp.                          35,700       3,490
Norwest Corporation                        46,000       2,001
PNC Bank Corp.                             42,300       1,592
Republic New York Corporation               6,900         563
Suntrust Banks Inc.                        27,700       1,364
US Bancorp of Oregon                       18,800         845
Wachovia Corporation                       20,500       1,158
Wells Fargo & Company                      11,433       3,084
                                                   -----------
    TOTAL                                              54,150
                                                   -----------
BEVERAGES (3.6%)
Anheuser-Busch Companies, Inc.             62,000       2,480
Brown-Forman Corp.                          8,600         393
The Coca-Cola Company                     308,800      16,251
Adolph Coors Co.                            4,700          89
Pepsico Inc.                              192,800       5,639
Seagram Company Ltd.                       46,300       1,794
                                                   -----------
    TOTAL                                              26,646
                                                   -----------
BUILDING & CONSTRUCTION (0.4%)
Case Corporation                            9,100         496
Centex Corporation                          3,500         132
Crane Co.                                   5,750         167
Fluor Corporation                          10,400         653
Kaufman & Broad Home Corp.                  4,800          62
Masco Corporation                          19,900         716
Owens Corning Fiberglas Corp.               6,400         273
Pulte Corporation                           2,900          89
Sherwin-Williams Company                   10,700         599
                                                   -----------
    TOTAL                                               3,187
                                                   -----------
CHEMICALS (2.6%)
Air Products & Chemicals, Inc.             13,800         954
B.F. Goodrich Company                       6,700         271
Dow Chemical Company                       30,200       2,367
E.I. du Pont de Nemours & Co.              69,900       6,597
Eastman Chemical Company                    9,625         532

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
CHEMICALS (CONTINUED)
Ecolab, Inc.                                8,000  $      301
*FMC Corporation                            4,600         323
Hercules Incorporated                      12,700         549
Mallinckrodt, Inc.                          9,200         406
Monsanto Company                           73,000       2,838
Nalco Chemical Company                      8,400         303
PPG Industries Inc.                        22,800       1,280
Praxair                                    19,400         895
Rohm & Haas Company                         7,900         645
Union Carbide Corporation                  15,800         646
                                                   -----------
    TOTAL                                              18,907
                                                   -----------
CHEMICALS-SPECIALITY (0.4%)
Avery Dennison Corp.                       13,000         460
Engelhard Corp.                            17,900         342
W.R. Grace & Co.                           11,100         574
Great Lakes Chemical                        7,900         369
Morton International, Inc.                 17,700         721
Sigma-Aldrich Corp.                         6,200         387
                                                   -----------
    TOTAL                                               2,853
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (1.0%)
Federal Home Loan Mortgage Corp.           22,200       2,445
Federal National Mortgage Assoc.          135,500       5,047
                                                   -----------
    TOTAL                                               7,492
                                                   -----------
COAL (0.4%)
Coastal Corp.                              13,100         640
Eastern Enterprises                         2,500          88
Enron Corp                                 31,600       1,363
ENSERCH Corporation                         8,600         198
Panenergy Corp.                            18,700         841
                                                   -----------
    TOTAL                                               3,130
                                                   -----------
COMPUTERS AND RELATED SERVICES (4.3%)
3COM Corporation                           21,600       1,585
*Amdahl Corporation                        15,100         183
*Apple Computer, Inc.                      15,400         321
*Ceridian Corp.                             8,600         348
Cisco Systems Incorporated                 80,600       5,128
*Compaq Computer Corporation               33,600       2,495
*Data General Corporation                   4,900          71
*Dell Computer Corp.                       22,400       1,190
*Digital Equipment Corporation             19,200         698
*EMC Corporation                           28,900         957
Hewlett-Packard Company                   126,200       6,342
International Business Machines Corp.      64,200       9,694
*Seagate Technology Inc.                   26,600       1,051
*Silicon Graphics                          21,700         553
*Sun Microsystems Inc                      45,600       1,171
*Tandem Computers Inc.                     14,700         202
                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
COMPUTERS AND RELATED SERVICES (CONTINUED)
*Unisys Corporation                        21,700  $      146
                                                   -----------
    TOTAL                                              32,135
                                                   -----------
COMPUTER SOFTWARE (0.9%)
Autodesk, Inc.                              5,700         160
Bay Networks                               24,100         503
Cabletron Systems Inc.                     19,400         645
First Data Corporation                     55,500       2,026
Oracle Corporation                         81,600       3,407
Shared Medical Systems Corp.                2,900         143
                                                   -----------
    TOTAL                                               6,884
                                                   -----------
CONTAINERS (0.2%)
Ball Corporation                            3,800          99
Bemis Company, Inc.                         6,500         240
*Crown Cork & Seal Company, Inc.           15,900         865
*Tupperware                                 7,700         413
                                                   -----------
    TOTAL                                               1,617
                                                   -----------
DIVERSIFIED (1.8%)
Alco Standard Corporation                  16,200         836
Allied Signal Inc.                         35,100       2,352
Cognizant Corp.                            21,200         700
Corning Inc.                               28,600       1,323
Loews Corp.                                14,300       1,348
Minnesota Mining & Manufacturing Co.       51,900       4,301
Tenneco Inc.                               21,200         957
Textron Inc.                               10,300         971
Whitman Education Group Inc.               12,900         295
                                                   -----------
    TOTAL                                              13,083
                                                   -----------
DRUGS (6.1%)
Alza Corp.                                 10,500         272
American Home Products
 Corporation                               79,300       4,649
*Amgen Inc.                                32,800       1,784
Bristol-Myers Squibb Company               62,200       6,764
Eli Lilly & Company                        68,500       5,000
Merck & Co., Inc.                         149,600      11,856
Pfizer Inc.                                80,000       6,630
Pharmacia & Upjohn Inc.                    63,105       2,501
Schering-Plough Corporation                45,800       2,966
*Warner-Lambert Company                    33,700       2,528
                                                   -----------
    TOTAL                                              44,950
                                                   -----------
ELECTRICAL EQUIPMENT (3.6%)
Emerson Electric Co.                       27,800       2,690
General Electric Company                  204,300      20,200
General Instrument Corp.                   17,000         368
W.W. Grainger, Inc.                         6,600         530
Honeywell Inc.                             15,700       1,032
Raychem Corp.                               5,500         441
Thomas & Betts Corporation                  6,600         293

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
ELECTRICAL EQUIPMENT (CONTINUED)
Westinghouse Electric Corp.                52,300  $    1,039
                                                   -----------
    TOTAL                                              26,593
                                                   -----------
ELECTRONICS (0.5%)
AMP Incorporated                           27,272       1,047
*Applied Materials Inc.                    22,300         801
Harris Corporation                          4,800         329
Intergraph Corp.                            5,900          60
*LSI Logic Corp.                           16,000         428
*National Semiconductor
 Corporation                               17,200         419
Perkin-Elmer Corporation                    5,400         318
Tektronix, Inc.                             4,100         210
                                                   -----------
    TOTAL                                               3,612
                                                   -----------
ENVIRONMENTAL CONTROL (0.7%)
Browning-Ferris Industries Inc.            26,400         693
Johnson Controls Inc.                       5,100         423
Laidlaw Transporation Limited, Class
 B                                         39,000         448
Millipore Corp.                             5,400         223
Safety-Kleen Corp.                          7,200         118
Tyco International Ltd.                    19,400       1,026
WMX Technology                             60,200       1,964
                                                   -----------
    TOTAL                                               4,895
                                                   -----------
FINANCIAL SERVICES (2.6%)
H.F. Ahmanson & Company                    13,100         426
American Express Company                   58,800       3,322
American General Corporation               25,200       1,030
Beneficial Corporation                      6,700         425
Dean Witter, Discover & Co.                20,000       1,325
Golden West Financial Corporation           7,100         448
Great Western Financial Corporation        17,100         496
Green Tree Financial Corporation           17,100         660
Household International Inc.               12,000       1,107
MBNA Corp.                                 27,600       1,145
Marsh & McLennan Companies Inc.             8,900         926
Merrill Lynch & Co.                        20,400       1,663
Morgan Stanley Group Inc.                  18,900       1,080
Salomon Inc.                               13,500         636
Transamerica Corporation                    8,200         648
Travelers Group Inc.                       79,465       3,606
                                                   -----------
    TOTAL                                              18,943
                                                   -----------
FOOD SERVICE/LODGING (1.1%)
Darden Restaurant Inc.                     19,600         171
HFS Incorporated                           16,000         956
Hilton Hotels Corporation                  29,100         760
*ITT Corp.                                 14,400         625
Luby's Cafeterias, Inc.                     3,000          60
Marriott International                     15,900         878
Mc Donald's Corporation                    86,600       3,919
*Ryan's Family Steak Houses, Inc.           6,300          43
                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
FOOD SERVICE/LODGING (CONTINUED)
*Shoney's Inc.                              6,000  $       42
Wendy's International, Inc.                16,100         330
                                                   -----------
    TOTAL                                               7,784
                                                   -----------
FOODS (2.8%)
Archer Daniels Midland Company             67,570       1,487
CPC International Corp.                    17,800       1,380
Campbell Soup Company                      29,000       2,327
Conagra Inc.                               29,900       1,488
General Mills, Inc.                        19,400       1,229
H.J. Heinz Company                         45,650       1,632
Hershey Foods Corp.                        19,100         836
Kellogg Company                            26,200       1,719
Pioneer Hi-Bred International              10,200         714
Quaker Oats Company                        16,900         644
Ralston Purina Group                       13,100         961
Sara Lee Corporation                       60,000       2,235
Unilever, N.V.                             19,900       3,487
Wm. Wrigley Jr. Company                    14,400         810
                                                   -----------
    TOTAL                                              20,949
                                                   -----------
HOUSEHOLD FURNITURE (0.4%)
Armstrong World Industries Inc.             5,100         354
Black & Decker Corporation                 10,900         328
Maytag Corporation                         12,400         245
Newell Co.                                 19,700         621
Rubbermaid, Inc.                           18,600         423
The Stanley Works                          11,000         297
Whirlpool Corporation                       9,200         429
                                                   -----------
    TOTAL                                               2,697
                                                   -----------
INSURANCE (3.1%)
Aetna Inc.                                 18,663       1,493
Alexander & Alexander Services              5,600          97
Allstate Corporation                       55,214       3,196
American International Group, Inc.         58,250       6,306
Aon Corporation                            13,400         832
CIGNA Corporation                           9,300       1,271
The Chubb Corporation                      21,600       1,161
General Re Corporation                     10,300       1,625
ITT Hartford Group                         14,600         985
Jefferson-Pilot Corp.                       8,800         498
Lincoln National Corporation               12,900         677
MBIA Incorporated                           5,400         547
MGIC Investment Corp.                       7,300         555
Providian Corporation                      11,600         596
SAFECO Inc.                                15,600         615
St. Paul Companies, Inc.                   10,300         604
Torchmark Corporation                       8,700         439
UNUM Corporation                            9,100         657
USF&G Corp.                                14,400         301
USLIFE Corporation                          4,250         141
                                                   -----------
    TOTAL                                              22,596
                                                   -----------

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
LEISURE RELATED (1.3%)
Brunswick Corporation                      12,200  $      293
Walt Disney Company                        84,169       5,860
Fleetwood Enterprises, Inc.                 4,400         121
Harrahs Entertainment                      12,800         254
Hasbro Inc.                                10,700         416
*King World Productions, Inc.               4,600         170
Mattel, Inc.                               33,688         935
*Viacom Incorporated                       43,956       1,533
                                                   -----------
    TOTAL                                               9,582
                                                   -----------
MACHINERY/EQUIPMENT (1.2%)
Briggs & Stratton Corporation               3,600         158
Caterpillar Inc.                           23,800       1,791
Cincinnati Milacron Inc.                    4,900         107
Cooper Industries, Inc.                    13,400         564
Cummins Engine Company, Inc.                4,900         225
Deere & Company                            32,100       1,304
Dover Corporation                          14,000         704
Foster Wheeler Corporation                  5,000         186
General Signal Corporation                  6,200         265
Giddings & Lewis Company                    4,100          53
Harnischfeger Industries, Inc.              6,100         294
Illinois Tool Works Inc.                   15,400       1,230
Ingersoll-Rand Company                     13,600         605
NACCO Industries, Inc.                      1,000          54
Pall Corporation                           14,300         365
Parker-Hannifin Corporation                 9,250         358
Timken Company                              3,900         179
TRINOVA Corp.                                3500         127
                                                   -----------
    TOTAL                                               8,569
                                                   -----------
MEDIA (0.8%)
Comcast Corp.                              40,550         722
Tele Communications, Inc.                  82,400       1,076
Time Warner Inc.                           70,600       2,648
*U S West Media Group                      77,500       1,434
                                                   -----------
    TOTAL                                               5,880
                                                   -----------
MEDICAL PRODUCTS/SUPPLIES (2.8%)
Abbott Laboratories Inc.                   96,400       4,892
Allergan Incorporated                       8,100         289
Allergan Incorporated - Rights                183           0
C.R. Bard, Inc.                             7,100         199
Bausch & Lomb Inc.                          6,900         241
Baxter International Inc.                  33,900       1,390
Becton, Dickinson & Company                15,500         672
*Biomet, Inc.                              14,400         218
*Boston Scientific Corp.                   22,100       1,326
*Guidant Corp.                              9,200         524
Johnson & Johnson                         165,300       8,224
Medtronic, Incorporated                    29,700       2,020
*St. Jude Medical, Inc.                    10,200         435
                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
MEDICAL PRODUCTS/SUPPLIES (CONTINUED)
U.S. Surgical Corporation                   7,800  $      307
                                                   -----------
    TOTAL                                              20,737
                                                   -----------
MEDICAL SERVICES (0.8%)
*Beverly Enterprises, Inc.                 12,300         157
Columbia/HCA Healthcare
 Corporation                               83,300       3,394
Humana, Inc.                               20,200         386
Manor Care, Inc.                            7,800         211
*Tenet Healthcare Corp.                    26,900         588
United Healthcare Corp.                    22,800       1,026
                                                   -----------
    TOTAL                                               5,762
                                                   -----------
METALS & MINING (1.1%)
Alcan Aluminum Limited                     28,100         945
Aluminum Co. of America                    21,500       1,371
ASARCO, Inc.                                5,300         132
Barrick Gold Corporation                   44,300       1,274
Battle Mountain Gold Company               27,900         192
Cyprus Minerals Co.                        11,550         270
Echo Bay Mines Limited Co.                 17,300         115
Freeport-McMoRan Copper & Gold Inc.        24,000         717
Homestake Mining Company                   18,200         259
Inco Limited                               20,900         666
Newmont Mining Corporation                 12,388         554
Phelps Dodge Corporation                    8,000         540
Placer Dome Incorporated                   29,700         646
Reynolds Metals Company                     7,900         445
Santa Fe Pacific Gold Corporation          16,360         252
                                                   -----------
    TOTAL                                               8,378
                                                   -----------
OFFICE EQUIPMENT-SERVICES (2.8%)
Automatic Data Processing, Inc.            36,000       1,544
Computer Associates International
 Inc.                                      45,275       2,252
*Computer Sciences Corp.                    9,400         772
*Microsoft Corporation                    148,300      12,253
Moore Corporation Ltd.                     12,400         253
*Novell, Inc.                              42,700         404
Pitney Bowes Inc.                          18,400       1,003
Xerox Corporation                          40,300       2,121
                                                   -----------
    TOTAL                                              20,602
                                                   -----------
OIL & GAS-DOMESTIC (1.9%)
Amerada Hess Corporation                   11,600         671
Amoco Company                              61,700       4,967
Ashland, Inc.                               8,000         351
Atlantic Richfield Company                 20,000       2,650
Kerr-McGee Corporation                      6,000         432
Louisiana Land & Exploration Co.            4,200         225
Occidental Petroleum Corporation           40,800         954
*ORYX Energy Company                       13,000         322
Pennzoil Company                            5,800         328

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
OIL & GAS-DOMESTIC (CONTINUED)
Phillips Petroleum Company                 32,700  $    1,447
*Santa Fe Energy Resources, Inc.           11,300         157
Sun Company, Inc.                           9,100         222
USX - U S Steel Group Inc.                 10,500         329
Unocal Corp.                               31,100       1,263
                                                   -----------
    TOTAL                                              14,318
                                                   -----------
OIL & GAS-INTERNATIONAL (5.5%)
Chevron Corp.                              81,000       5,265
Exxon Corporation                         154,100      15,102
Mobil Corporation                          48,900       5,978
Royal Dutch Petroleum Co., ADR             66,500      11,355
Texaco Inc.                                32,800       3,219
                                                   -----------
    TOTAL                                              40,919
                                                   -----------
OIL & GAS-PROGRAMS (0.1%)
Union Pacific Resource Group               30,992         907
                                                   -----------
OIL FIELD SERVICES (0.9%)
Baker Hughes Inc.                          17,900         618
Burlington Resource Inc.                   15,500         781
Dresser Industries, Inc.                   21,800         677
Halliburton Company                        15,500         934
Helmerich & Payne, Inc.                     3,100         162
McDermott International, Inc.               6,800         113
*Rowan Companies, Inc.                     10,600         240
Schlumberger Limited                       30,600       3,056
*Western Atlas International Inc.           6,700         475
                                                   -----------
    TOTAL                                               7,056
                                                   -----------
PAPER/FOREST PRODUCTS (1.4%)
Boise Cascade Corporation                   6,000         190
Champion International                     11,900         515
Georgia-Pacific Corp.                      11,300         814
International Paper Company                37,300       1,506
James River Corp. of Virginia              10,700         354
Kimberly-Clark Corporation                 35,022       3,336
Louisiana Pacific Corporation              13,500         285
Mead Corp.                                  6,500         378
Potlatch Corporation                        3,600         155
Stone Container Corporation                12,300         183
Temple-Inland Inc.                          6,900         373
Union Camp Corporation                      8,600         411
Westvaco Corporation                       12,650         364
Weyerhaeuser Company                       24,600       1,165
Willamette Industries Inc.                  6,900         485
                                                   -----------
    TOTAL                                              10,514
                                                   -----------
PHOTO & OPTICAL (0.5%)
Eastman Kodak Company                      41,400       3,322
Polaroid Corporation                        5,600         244
                                                   -----------
    TOTAL                                               3,566
                                                   -----------
                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
PRINTING & PUBLISHING (0.9%)
American Greetings Corp.                    9,300  $      264
Deluxe Corp.                               10,200         334
R.R. Donnelley & Sons Company              18,700         587
Dow Jones & Company, Inc.                  12,000         406
Dun & Bradstreet Corporation               21,100         501
Gannet Company Inc.                        17,500       1,310
Harcourt General                            8,800         406
John H. Harland Company                     3,800         125
Jostens, Inc.                               4,800         101
Knight-Ridder Inc.                         11,600         444
McGraw-Hill Companies Inc.                 12,300         567
Meredith Corporation                        3,300         174
New York Times Company                     12,000         456
Times Mirror Company                       12,300         612
Tribune Company                             7,600         599
                                                   -----------
    TOTAL                                               6,886
                                                   -----------
PROFESSIONAL SERVICES (0.2%)
H & R Block, Inc.                          12,900         374
Interpublic Group of Cos. Inc.             10,100         480
National Service Industries, Inc.           5,900         221
Service Corporation International          29,300         820
                                                   -----------
    TOTAL                                               1,895
                                                   -----------
RAILROADS (0.9%)
Burlington Northern Santa Fe               19,007       1,642
CSX Corporation                            26,900       1,137
Conrail Incorporated                        9,919         988
Norfolk Southern Corporation               15,500       1,356
Union Pacific Corporation                  30,400       1,828
                                                   -----------
    TOTAL                                               6,951
                                                   -----------
RETAIL-FOOD (0.6%)
Albertson's, Inc.                          31,300       1,115
American Stores Co.                        18,100         740
Fleming Companies, Inc.                     4,700          81
Giant Food Inc.                             7,400         255
Great Atlantic & Pacific Tea Co.,
 Inc.                                       4,700         150
*The Kroger Company                        15,700         730
Supervalue Inc.                             8,400         238
Sysco Corporation                          22,200         724
Winn-Dixie Stores, Inc.                    18,800         595
                                                   -----------
    TOTAL                                               4,628
                                                   -----------
RETAIL-GENERAL (3.9%)
CUC International Inc.                     48,825       1,160
CVS Corporation                            38,100       1,576
*Charming Shoppes Incorporated             13,000          66
Circuit City Stores, Inc.                  12,200         368
Dayton Hudson Corporation                  26,900       1,056
Dillard Department Stores, Inc.            14,100         435
*Federated Department Stores, Inc.         25,800         880
The Gap, Inc.                              35,200       1,060
Home Depot, Inc.                           59,599       2,987

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
RETAIL-GENERAL (CONTINUED)
K Mart Corporation                         60,100  $      624
The Limited Inc.                           33,600         617
Longs Drug Stores Corp.                     2,400         118
Lowe's Companies, Inc.                     21,400         760
May Department Stores Company              31,300       1,463
Mercantile Stores Company                   4,600         227
Nordstrom, Inc.                            10,100         358
J.C. Penney Company Inc.                   28,600       1,394
Pep Boys - Manny, Moe & Jack                7,800         240
*Price/Costco, Inc.                        24,407         613
Rite Aid Corporation                       15,200         604
Sears, Roebuck & Company                   48,600       2,242
TJX Companies, Inc.                         9,600         455
Tandy Corporation                           7,200         317
*Toys "R" Us                               34,000       1,020
Wal-Mart Stores Inc.                      284,700       6,513
Walgreen Company                           30,500       1,220
*Woolworth Corp.                           16,600         363
                                                   -----------
    TOTAL                                              28,736
                                                   -----------
SOAPS & TOILETRIES (2.4%)
Alberto-Culver Company                      3,500         168
Avon Products, Inc.                        16,500         943
Clorox Company                              6,400         642
Colgate-Palmolive Co.                      18,200       1,679
Gillette Company                           55,400       4,307
International Flavors & Fragrances,
 Inc.                                      13,700         617
Procter & Gamble Company                   84,600       9,093
                                                   -----------
    TOTAL                                              17,449
                                                   -----------
STEEL (0.3%)
Allegheny Teledyne Inc.                    21,635         498
*Armco Inc.                                13,200          54
*Bethlehem Steel Corporation               13,900         125
Inland Steel Industries, Inc.               6,100         122
Nucor Corp.                                10,900         556
USX-Marathon Group                         35,700         852
Worthington Industries                     11,250         204
                                                   -----------
    TOTAL                                               2,411
                                                   -----------
TECHNOLOGY (2.2%)
*Advanced Micro Devices, Inc.              16,900         435
Intel Corp.                               101,800      13,329
Micron Technology                          25,900         754
Texas Instruments Incorporated             23,600       1,505
                                                   -----------
    TOTAL                                              16,023
                                                   -----------
TELECOMMUNICATIONS (1.8%)
*Andrew Corporation                         7,525         399
DSC Communications Corp.                   14,600         261
Lucent Technologies Inc.                   79,040       3,656
Motorola, Inc.                             73,600       4,517
Northern Telecom Limited                   32,100       1,986
                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
Scientific-Atlanta, Inc.                    9,600  $      144
*Tellabs Inc.                              22,200         835
*WorldCom Inc.                             50,800       1,324
                                                   -----------
    TOTAL                                              13,122
                                                   -----------
TOBACCO (1.8%)
American Brands Inc.                       21,100       1,047
Philip Morris Companies, Inc.             101,100      11,386
UST Incorporated                           23,100         748
                                                   -----------
    TOTAL                                              13,181
                                                   -----------
TRUCKING-SHIPPING (0.1%)
Caliber System, Inc.                        4,900          94
*Federal Express Corp.                     14,100         627
Ryder System, Inc.                         10,200         287
                                                   -----------
    TOTAL                                               1,008
                                                   -----------
UTILITY-ELECTRIC (2.9%)
American Electric Power Co. Inc.           23,300         958
Baltimore Gas & Electric Co.               18,300         490
Carolina Power & Light Company             18,800         686
Central & South West Corporation           26,200         671
Cinergy Corporation                        19,617         655
Consolidated Edison Co. of New York        29,200         854
DTE Energy Company                         18,000         583
Dominion Resources Inc.                    22,400         862
Duke Power Company                         25,000       1,156
Edison International                       53,800       1,069
Entergy Corporation                        28,700         796
FPL Group, Inc.                            22,700       1,044
GPU, Inc.                                  43,500       1,463
Houston Industries Incorporated            29,100         658
*Niagara Mohawk Power
 Corporation                               17,900         177
Northern States Power Company               8,600         395
Ohio Edison Company                        18,900         430
PECO Energy Company                        27,600         697
P P & L Resources, Inc.                    20,100         462
Pacific Enterprises                        10,600         322
Pacific Gas & Electric Company             51,200       1,075
PacifiCorp                                 36,600         750
Public Service Entrprise Group, Inc.       29,600         807
Southern Company                           83,600       1,891
Texas Utilities Company                    27,900       1,137
UNICOM Corp.                               26,800         727
Union Electric Company                     12,700         489
                                                   -----------
    TOTAL                                              21,304
                                                   -----------
UTILITY-GAS (0.4%)
Columbia Gas System Inc.                    6,900         439
Consolidated Natural Gas Company           11,800         652
Nicor Inc.                                  6,200         222
Noram Energy Corporation                   17,000         261

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
UTILITY-GAS (CONTINUED)
ONEOK, Inc.                                 3,400  $      102
Peoples Energy Corporation                  4,300         146
Sonat Inc.                                 10,700         551
Williams Companies Inc.                    19,500         731
                                                   -----------
    TOTAL                                               3,104
                                                   -----------
UTILITY-TELEPHONE (6.0%)
ALLTEL Corporation                         23,500         737
AT&T Corporation                          201,100       8,748
Airtouch Communications Inc.               62,200       1,571
Ameritech Corporation                      68,200       4,135
Bell Atlantic Corporation                  54,300       3,516
Bellsouth Corporation                     123,300       4,978
GTE Corporation                           119,400       5,433
MCI Communications Corporation             85,000       2,778
NYNEX Corp.                                54,600       2,628
Pacific Telesis Group                      53,200       1,955
SBC Communications Incorporated            74,900       3,876
Sprint Corporation                         53,400       2,129
U S West Inc.                              59,300       1,912
                                                   -----------
    TOTAL                                              44,396
                                                   -----------
    TOTAL COMMON STOCK                                700,000
                                                   -----------

                                                     MARKET
                                                      VALUE
PREFERRED STOCK (0.0%)                   SHARES      (000'S)
--------------------------------------------------------------
DRUGS (0.00%)
Fresenius National Medical Car             11,600  $        2
                                                   -----------
INSURANCE (0.0%)
Aetna Incorporated                          1,288         102
                                                   -----------
    TOTAL PREFERRED STOCK                                 104
                                                   -----------

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (5.4%)           PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (1.1%)
+ Raytheon Company, 5.36%, 1/17/97     $8,000,000  $    7,981
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (0.9%)
+ Federal National Mortgage Assoc.,
 5.5%, 1/30/97                          7,000,000       6,969
                                                   -----------
FEDERAL GOVERNMENT & AGENCIES (0.7%)
+ U.S. Treasury, 4.98%, 5/1/97          5,000,000       4,913
                                                   -----------
FINANCIAL SERVICES (2.7%)
+ IBM Credit Corporation, 5.5%,
 1/23/97                                8,000,000       7,973
+ Paccar Financial Corporation, 5.5%,
 1/23/97                                8,300,000       8,272
+ Paccar Financial Corporation,
 6.75%, 1/2/97                          3,550,000       3,549
                                                   -----------
    TOTAL                                              19,794
                                                   -----------
    TOTAL MONEY MARKET INVESTMENTS                     39,657
                                                   -----------
    TOTAL INDEX 500 STOCK PORTFOLIO                $  739,761
                                                   -----------

* Non-Income Producing

+Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1996 is summarized below:

                                                  UNREALIZED
                                                APPRECIATION/
                      NUMBER OF    EXPIRATION   (DEPRECIATION)
ISSUER                CONTRACTS       DATE         (000'S)
--------------------  ----------  ------------  --------------
S&P 500 Stock Index       93       March 1997        $793
S&P 500 Stock Index       9        June 1997        $(64)
                                                --------------
Total                                                $729
                                                --------------
                                                --------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

Money Market Portfolio
--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                              Net Assets:
Maximum current income           Achieve stability of capital by investing in     $176,298,542
consistent with liquidity and    short- term debt securities
stability of capital

MONEY MARKET PORTFOLIO

The Money Market Portfolio, which invests only in high quality commercial paper and other short-term debt securities with maturities generally not exceeding one year, is the least risky of the Portfolios.

During 1996, money market rates were relatively stable, with an overall decrease of about 25 basis points (a quarter of a percentage point). The Money Market Portfolio extended maturities during the year but maintained an average maturity shorter than the broad universe of money market funds. This strategy is appropriate at this time, since no dramatic movement in short-term interest rates is anticipated.

Accumulation unit values, which reflect deduction of charges for the separate account, are shown on page 2.

 AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                      ---

MONEY MARKET PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (92.8%)          PAR        (000'S)
--------------------------------------------------------------
AUTO RELATED (9.8%)
General Motors Acceptance Corp.,
 5.39%, 4/16/97                        $8,500,000  $    8,366
Paccar Financial Corporation, 5.5%,
 1/23/97                                3,700,000       3,688
Paccar Financial Corporation, 5.5%,
 1/27/97                                5,000,000       4,980
                                                   -----------
    TOTAL                                              17,034
                                                   -----------
BUILDING-FOREST PRODUCTS (4.6%)
Weyerhaeuser Company, 5.3%, 2/21/97     8,090,000       8,029
                                                   -----------
CHEMICALS (4.6%)
Monsanto Company, 5.3%, 1/30/97         8,000,000       7,966
                                                   -----------
DRUGS (4.0%)
American Home Products Corporation,
 5.95%, 1/27/97                         7,000,000       6,970
                                                   -----------
FINANCE COMPANIES (13.7%)
Ford Motor Credit Company, 5.55%,
 1/9/97                                 7,450,000       7,441
Household Finance Corporation, 5.32%,
 1/24/97                                7,900,000       7,873
Sears Roebuck Acceptance Corp.,
 5.31%, 2/12/97                         8,700,000       8,645
                                                   -----------
    TOTAL                                              23,959
                                                   -----------
FINANCIAL SERVICES (15.9%)
American Express Credit Corp., 5.3%,
 1/15/97                                8,000,000       7,984
Cit Group, 7.0%, 1/3/97                 3,298,000       3,297
General Electric Capital Corp., 5.3%,
 1/17/97                                8,000,000       7,981
Transamerica Financial Corp., 5.38%,
 3/27/97                                8,600,000       8,491
                                                   -----------
    TOTAL                                              27,753
                                                   -----------
FOODS (4.4%)
H.J. Heinz Company, 5.37%, 1/16/97      2,500,000       2,494
H.J. Heinz Company, 5.39%, 1/17/97      3,159,000       3,151
H.J. Heinz Company, 3.45%, 1/27/97      2,000,000       1,992
                                                   -----------
    TOTAL                                               7,637
                                                   -----------
OFFICE EQUIPMENT (10.7%)
International Business Machines,
 5.31%, 1/28/97                         7,900,000       7,869

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (92.8%)          PAR        (000'S)
--------------------------------------------------------------
OFFICE EQUIPMENT (CONTINUED)
Xerox Credit Corporation, 6.85%,
 1/2/97                                $2,888,000  $    2,887
Xerox Corporation, 5.29%, 2/4/97        7,900,000       7,861
                                                   -----------
    TOTAL                                              18,617
                                                   -----------
PRINTING & PUBLISHING (4.6%)
Dow Jones & Co. Inc., 5.35%, 2/5/97     8,100,000       8,058
                                                   -----------
PROFESSIONAL SERVICES (4.0%)
PHH Corp., 5.47%, 1/23/97               7,000,000       6,977
                                                   -----------
RETAIL-GENERAL (4.5%)
J.C. Penney Funding Corporation,
 5.32%, 1/23/97                         1,700,000       1,694
J.C. Penney Funding Corporation,
 5.33%, 3/7/97                          6,200,000       6,140
                                                   -----------
    TOTAL                                               7,834
                                                   -----------
TELECOMMUNICATIONS (2.6%)
Bellsouth Telecommunications, 5.37%,
 3/4/97                                 4,520,000       4,478
                                                   -----------
TOBACCO (4.8%)
BAT Capital Corporation, 5.42%,
 2/14/97                                8,500,000       8,444
                                                   -----------
UTILITY-ELECTRIC (4.6%)
National Rural Utility Coop Finance,
 5.3%, 2/11/97                          8,000,000       7,952
                                                   -----------
    TOTAL COMMERCIAL PAPER                            161,708
                                                   -----------

                                                     MARKET
                                                      VALUE
ASSET-BACKED SECURITIES (7.2%)            PAR        (000'S)
--------------------------------------------------------------
AUTO RELATED (2.6%)
Carco Auto Loan Master Trust, 5.655%,
 1/15/97 (Variable rate; puttable;
 coupon indexed to one month
 Commercial Paper rate plus 7.5 basis
 points; reset monthly)                $4,550,000  $    4,550
                                                   -----------
FINANCIAL SERVICES (4.6%)
Reig Commercial Mortgage Funding,
 5.667%, 1/25/97                        8,000,000       8,000
                                                   -----------
    TOTAL ASSET-BACKED SECURITIES                      12,550
                                                   -----------
    TOTAL MONEY MARKET PORTFOLIO                   $  174,258
                                                   -----------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

BALANCED PORTFOLIO
--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                              Net Assets:
A high level of current income   Achieve consistent returns and low volatility    $2,326,233,275
and capital growth with a low    by diversifying among assets
risk profile

BALANCED PORTFOLIO

In order to capitalize on changing financial market and economic conditions, the Balanced Portfolio's asset allocation is adjusted as appropriate among three investment classes: stocks, bonds and money market instruments. The equity portion of the Portfolio is indexed, meaning that the portfolio is designed to achieve results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index, which is generally regarded as a good proxy for the overall U.S. equity market. The bond portion of the Portfolio is actively managed, with investments in high quality bonds adjusted frequently as to maturity, market sectors and duration. During the year, the asset mix of the bond component was shifted moderately from government toward corporate securities. Liquidity is maintained by holding a portion of the Portfolio in money market investments, which are high quality short-term debt securities.

With a relatively fully invested position and an emphasis on equities over fixed-income securities, the Balanced Portfolio benefited from the strength of the stock market in 1996. Over the course of the year, the stock and cash segments of the Portfolio were increased slightly, while bond exposure was reduced. This strategy proved successful, as rising interest rates pushed bond returns lower.

     Percentage Holdings
       12/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equities                           55%
Bonds                              32%
Money Market Investments           13%

     Performance Relative
     to Relevant Indices

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    BALANCED PORTFOLIO  MERRILL LYNCH DOMESTIC MASTER INDEX   91-DAY T-BILL    S&P 500 INDEX
12-86                           10,000                                10,000          10,000           10,000
12-87                           10,715                                10,240          10,673           10,510
12-88                           11,581                                11,063          11,412           12,255
12-89                           13,394                                12,632          12,438           16,139
12-90                           13,598                                13,782          13,185           15,639
12-91                           16,771                                15,967          14,346           20,409
12-92                           17,712                                17,177          14,909           21,960
12-93                           19,467                                18,899          15,385           24,178
12-94                           19,498                                18,365          16,029           24,468
12-95                           24,644                                21,767          16,996           33,619
12-96                           27,959                                22,548          17,898           41,284
                                                 Average Annual Total Return
                                         For Periods Ended December 31, 1996
                                                                    One Year      Five Years        Ten Years
Balanced Portfolio                                                    13.45%          10.76%           10.83%
S&P 500 Index                                                         22.80%          15.13%           15.23%
MLDM Index                                                             3.59%           7.15%            8.47%
ML 91-Day T-Bill                                                       5.31%           4.52%            5.99%

In the graph, the Portfolio is compared against three indices representing the three major components of the Portfolio: equities, fixed income and cash equivalent investments.

    The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of, the underlying securities.

    The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

    This chart assumes an initial investment of $10,000 made on 12/31/86. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. The net investment rates of return shown on page 2 reflect mortality and expense risk charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the return significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                                       --

BALANCED PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
AEROSPACE (1.2%)
Boeing Company                           79,849  $     8,494
EG&G, Inc.                               10,500          211
General Dynamics Corporation             14,100          994
Lockheed Martin Corporation              42,961        3,931
McDonnell Douglas Corporation            47,300        3,027
Northrop Grumman Corporation             12,900        1,067
Raytheon Company                         52,600        2,531
Rockwell International Corporation       48,700        2,965
TRW Inc.                                 28,300        1,401
United Technologies Corp.                53,600        3,538
                                                 ------------
    TOTAL                                             28,159
                                                 ------------
AIRLINES (0.2%)
*AMR Corporation                         20,300        1,788
Delta Air Lines Inc.                     16,600        1,177
Southwest Airlines Co.                   32,300          715
*USAir Group, Inc.                       14,300          334
                                                 ------------
    TOTAL                                              4,014
                                                 ------------
APPAREL-TEXTILE (0.3%)
*Fruit Of The Loom Incorporated          17,100          648
Liz Claiborne, Inc.                      15,900          614
Nike, Inc.                               64,200        3,836
Reebok International Ltd.                12,400          521
Russell Corp.                             8,500          253
Springs Industries, Inc.                  4,500          194
Stride Rite Corp.                        11,100          111
VF Corporation                           14,200          959
                                                 ------------
    TOTAL                                              7,136
                                                 ------------
AUTO & TRUCKS (1.1%)
Chrysler Corporation                    162,400        5,359
Ford Motor Company                      264,200        8,421
General Motors Corporation              168,400        9,388
ITT Industries Inc.                      26,300          644
*Navistar International Corp.            16,370          149
PACCAR Incorporated                       8,695          591
                                                 ------------
    TOTAL                                             24,552
                                                 ------------
AUTO PARTS MANUFACTURES (0.3%)
Cooper Tire & Rubber Company             18,300          361
Dana Corporation                         22,700          741
Eaton Corporation                        17,200        1,200
Echlin Inc.                              13,800          436
Genuine Parts Company                    26,850        1,195
Goodyear Tire & Rubber Company           34,600        1,778
Snap-On Incorporated                     13,550          483
                                                 ------------
    TOTAL                                              6,194
                                                 ------------
BANKS (4.2%)
Banc One Corporation                     95,210        4,094
Bank of Boston Corporation               34,100        2,191
Bank of New York Company Inc.            87,400        2,950
BankAmerica Corporation                  80,000        7,980

                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
BANKS (CONTINUED)
Bankers Trust New York Corporation       18,200  $     1,570
Barnett Banks Inc.                       43,500        1,789
Boatmans Bancshares, Inc.                34,500        2,225
Chase Manhattan Corporation              97,824        8,731
Citicorp                                104,800       10,794
Comerica, Inc.                           23,900        1,252
Corestates Financial Corp.               49,600        2,573
Fifth Third Bancorp                      23,600        1,482
First Bank System Inc.                   30,000        2,048
First Chicago NBD Corporation            71,005        3,817
First Union Corporation                  63,205        4,677
Fleet Financial Group Inc.               58,419        2,914
KeyCorp                                  50,200        2,535
Mellon Bank Corporation                  28,850        2,048
J.P. Morgan & Company, Inc.              41,500        4,051
National City Corp.                      49,400        2,217
NationsBank Corp.                        64,000        6,256
Norwest Corporation                      82,500        3,589
PNC Bank Corp.                           76,000        2,859
Republic New York Corporation            12,300        1,004
Suntrust Banks Inc.                      49,700        2,448
U.S. Bancorp of Oregon                   33,700        1,514
Wachovia Corporation                     36,800        2,079
Wells Fargo & Company                    20,566        5,548
                                                 ------------
    TOTAL                                             97,235
                                                 ------------
BEVERAGES (2.1%)
Anheuser-Busch Companies Inc.           111,300        4,452
Brown-Forman Corp.                       15,400          705
The Coca-Cola Company                   554,400       29,175
Adolph Coors Co.                          8,400          160
Pepsico Inc.                            346,200       10,126
Seagram Company Ltd.                     83,100        3,220
                                                 ------------
    TOTAL                                             47,838
                                                 ------------
BUILDING & CONSTRUCTION (0.3%)
Case Corporation                         16,400          894
Centex Corporation                        6,300          237
Crane Co.                                10,250          297
Fluor Corporation                        18,600        1,167
Kaufman & Broad Home Corp.                8,700          112
Masco Corporation                        35,800        1,289
Owens-Corning Fiberglas Corp.            11,500          490
Pulte Corporation                         5,200          160
Sherwin-Williams Company                 19,100        1,070
                                                 ------------
    TOTAL                                              5,716
                                                 ------------
CHEMICALS (1.5%)
Air Products & Chemicals, Inc.           24,900        1,721
Dow Chemical Company                     54,100        4,240
E.I. du Pont de Nemours & Company       125,400       11,835

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
CHEMICALS (CONTINUED)
Eastman Chemical Company                 17,275  $       954
Ecolab, Inc.                             14,400          542
*FMC Corporation                          8,300          582
B.F. Goodrich Company                    12,000          486
Hercules Incorporated                    22,800          986
Mallinckrodt Group                       16,500          728
Monsanto Company                        131,000        5,093
Nalco Chemical Company                   15,000          542
PPG Industries Inc.                      40,900        2,296
Praxair                                  34,900        1,610
Rohm & Haas Company                      14,300        1,167
Union Carbide Corporation                28,400        1,161
                                                 ------------
    TOTAL                                             33,943
                                                 ------------
CHEMICALS-SPECIALITY (0.2%)
Avery Dennison Corp.                     23,200          821
Engelhard Corp.                          32,100          614
W.R. Grace & Co.                         19,800        1,025
Great Lakes Chemical                     14,100          659
Morton International, Inc.               31,800        1,296
Sigma-Aldrich Corp.                      11,100          693
                                                 ------------
    TOTAL                                              5,108
                                                 ------------
CMO & LOAN BACKED CERTIFICATES (0.6%)
Federal Home Loan Mortgage Corp.         39,800        4,383
Federal National Mortgage Assoc.        243,300        9,063
                                                 ------------
    TOTAL                                             13,446
                                                 ------------
COAL (0.3%)
Coastal Corp.                            23,500        1,149
Eastern Enterprises                       4,500          159
Enron Corp.                              56,700        2,445
ENSERCH Corporation                      15,500          357
Panenergy Corp.                          33,700        1,517
                                                 ------------
    TOTAL                                              5,627
                                                 ------------
COMPUTERS & RELATED SERVICES (2.5%)
3COM Corporation                         38,700        2,840
*Amdahl Corporation                      27,000          327
*Apple Computer, Inc.                    27,700          578
*Ceridian Corp.                          15,400          624
Cisco Systems Incorporated              144,700        9,207
*Compaq Computer Corporation             60,300        4,477
*Data General Corporation                 8,700          126
Dell Computer Corp.                      40,100        2,130
*Digital Equipment Corporation           34,500        1,255
*EMC Corporation                         51,800        1,716
Hewlett-Packard Company                 226,600       11,387
International Business Machines
 Corp.                                  115,300       17,410
*Seagate Technology Inc.                 47,700        1,884
*Silicon Graphics                        39,000          995
*Sun Microsystems Inc.                   81,800        2,101
                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
COMPUTERS & RELATED SERVICES (CONTINUED)
*Tandem Computers Inc.                   26,300  $       362
*Unisys Corporation                      39,000          263
                                                 ------------
    TOTAL                                             57,682
                                                 ------------
COMPUTER SOFTWARE (0.5%)
Autodesk, Inc.                           10,200          286
Bay Networks                             43,200          902
Cabletron Systems Inc.                   34,800        1,157
First Data Corporation                   99,700        3,639
Oracle Corporation                      146,500        6,116
Shared Medical Systems Corp.              5,200          256
                                                 ------------
    TOTAL                                             12,356
                                                 ------------
CONTAINERS (0.1%)
Ball Corporation                          6,800          177
Bemis Company, Inc.                      11,700          431
*Crown Cork & Seal Company, Inc.         28,600        1,555
*Tupperware Corporation                  13,900          745
                                                 ------------
    TOTAL                                              2,908
                                                 ------------
DIVERSIFIED (1.0%)
Alco Standard Corporation                29,000        1,497
Allied Signal Inc.                       63,000        4,221
Cognizant Corp.                          38,100        1,257
Corning Inc.                             51,300        2,373
Loews Corp.                              25,600        2,413
Minnesota Mining & Manufacturing
 Co.                                     93,100        7,716
Tenneco Inc.                             38,000        1,715
Textron Inc.                             18,400        1,734
Whitman Education Group Inc.             23,100          528
                                                 ------------
    TOTAL                                             23,454
                                                 ------------
DRUGS (3.5%)
Alza Corp.                               18,800          486
American Home Products Corporation      142,300        8,342
*Amgen Inc.                              58,900        3,203
Bristol-Myers Squibb Company            111,600       12,136
Eli Lilly & Company                     123,000        8,979
Merck & Co., Inc.                       268,600       21,287
Pfizer Inc.                             143,600       11,901
Pharmacia & Upjohn Inc.                 113,230        4,487
Schering-Plough Corporation              82,300        5,329
*Warner-Lambert Company                  60,400        4,530
                                                 ------------
    TOTAL                                             80,680
                                                 ------------
ELECTRICAL EQUIPMENT (2.1%)
Emerson Electric Co.                     50,000        4,837
General Electric Company                366,900       36,277
General Instrument Corp.                 30,500          659
W.W. Grainger, Inc.                      11,800          947
Honeywell Inc.                           28,200        1,854
Raychem Corp.                            10,000          801

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
ELECTRICAL EQUIPMENT (CONTINUED)
Thomas & Betts Corporation               11,800  $       523
Westinghouse Electric Corporation        93,900        1,866
                                                 ------------
    TOTAL                                             47,764
                                                 ------------
ELECTRONICS (0.3%)
AMP Incorporated                         48,936        1,878
*Applied Materials Inc.                  40,100        1,441
Harris Corporation                        8,700          597
Intergraph Corp.                         10,600          109
*LSI Logic Corp.                         28,700          768
*National Semiconductor Corporation      30,900          753
Perkin-Elmer Corporation                  9,600          565
Tektronix, Inc.                           7,300          374
                                                 ------------
    TOTAL                                              6,485
                                                 ------------
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries Inc.          47,400        1,244
Johnson Controls Inc.                     9,200          762
Laidlaw Transportation Limited,
 Class B                                 69,900          804
Millipore Corp.                           9,600          397
Safety-Kleen Corp.                       13,000          213
Tyco International Ltd.                  34,900        1,845
WMX Technologies, Inc.                  108,100        3,527
                                                 ------------
    TOTAL                                              8,792
                                                 ------------
FINANCIAL SERVICES (1.5%)
H.F. Ahmanson & Company                  23,500          764
American Express Company                105,600        5,966
American General Corporation             45,300        1,852
Beneficial Corporation                   12,000          761
Dean Witter, Discover & Co.              35,850        2,375
Golden West Financial Corporation        12,800          808
Great Western Financial Corporation      30,700          890
Green Tree Financial Corp.               30,600        1,182
Household International Inc.             21,600        1,993
MBNA Corp.                               49,625        2,059
Marsh & McLennan Companies Inc.          16,000        1,664
Merrill Lynch & Co.                      36,700        2,991
Morgan Stanley Group Inc.                34,000        1,942
Salomon Inc.                             24,300        1,145
Transamerica Corporation                 14,800        1,169
Travelers Group Inc.                    142,726        6,476
                                                 ------------
    TOTAL                                             34,037
                                                 ------------
FOOD SERVICE/LODGING (0.6%)
Darden Restaurant Inc.                   35,100          307
HFS Incorporated                         28,700        1,715
Hilton Hotels Corporation                55,000        1,437
*ITT Corp.                               25,900        1,123
Luby's Cafeterias, Inc.                   5,400          107
                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
FOOD SERVICE/LODGING (CONTINUED)
Marriott International                   28,500  $     1,575
Mc Donald's Corporation                 155,500        7,036
*Ryan's Family Steak Houses, Inc.        11,300           78
*Shoney's Inc.                           10,800           76
Wendy's International, Inc.              28,800          590
                                                 ------------
    TOTAL                                             14,044
                                                 ------------
FOODS (1.6%)
Archer Daniels Midland Company          121,218        2,667
CPC International Corp.                  32,000        2,480
Campbell Soup Company                    52,100        4,181
Conagra Inc.                             53,600        2,667
General Mills, Inc.                      34,900        2,212
H.J. Heinz Company                       81,950        2,930
Hershey Foods Corp.                      34,200        1,496
Kellogg Company                          47,000        3,084
Pioneer Hi-Bred International            18,400        1,288
Quaker Oats Company                      30,300        1,155
Ralston Purina Group                     23,600        1,732
Sara Lee Corporation                    107,800        4,016
Unilever, N.V.                           35,700        6,256
Wm. Wrigley Jr. Company                  25,900        1,457
                                                 ------------
    TOTAL                                             37,621
                                                 ------------
HOUSEHOLD FURNITURE (0.2%)
Armstrong World Industries Inc.           9,200          639
Black & Decker Corporation               19,600          590
Maytag Corporation                       22,300          440
Newell Co.                               35,400        1,115
Rubbermaid, Inc.                         33,400          760
The Stanley Works                        19,800          535
Whirlpool Corporation                    16,600          774
                                                 ------------
    TOTAL                               156,300        4,853
                                                 ------------
INSURANCE (1.8%)
Aetna Inc.                               33,593        2,687
Alexander & Alexander Services           10,100          175
Allstate Corporation                     99,047        5,732
American International Group, Inc.      104,650       11,328
Aon Corporation                          24,100        1,497
CIGNA Corporation                        16,800        2,295
The Chubb Corporation                    38,800        2,086
General Re Corporation                   18,400        2,903
ITT Hartford Group                       26,200        1,768
Jefferson-Pilot Corp.                    15,850          898
Lincoln National Corporation             23,200        1,218
MBIA Incorporated                         9,600          972
MGIC Investment Corp.                    13,100          996
Providian Corporation                    20,900        1,074
SAFECO Inc.                              28,100        1,108
St. Paul Companies, Inc.                 18,500        1,085
Torchmark Corporation                    15,700          793
UNUM Corporation                         16,300        1,178

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
INSURANCE (CONTINUED)
USF&G Corp.                              25,800  $       538
USLIFE Corporation                        7,650          254
                                                 ------------
    TOTAL                                             40,585
                                                 ------------
LEISURE RELATED (0.7%)
Brunswick Corporation                    21,900          526
Walt Disney Company                     151,136       10,523
Fleetwood Enterprises, Inc.               7,900          217
Harrahs Entertainment                    22,900          455
Hasbro Inc.                              19,200          746
*King World Productions, Inc.             8,300          306
Mattel, Inc.                             60,560        1,681
*Viacom Incorporated                     78,856        2,750
                                                 ------------
    TOTAL                                             17,204
                                                 ------------
MACHINERY/EQUIPMENT (0.7%)
Briggs & Stratton Corporation             6,400          282
Caterpillar Inc.                         42,700        3,213
Cincinnati Milacron Inc.                  8,900          195
Cooper Industries, Inc.                  24,100        1,015
Cummins Engine Company, Inc.              8,800          405
Deere & Company                          57,600        2,340
Dover Corporation                        25,100        1,261
Foster Wheeler Corporation                9,100          338
General Signal Corporation               11,100          475
Giddings & Lewis Company                  7,400           95
Harnischfeger Industries, Inc.           10,900          525
Illinois Tool Works Inc.                 27,600        2,205
Ingersoll-Rand Company                   24,400        1,086
NACCO Industries, Inc.                    1,800           96
Pall Corporation                         25,666          654
Parker-Hannifin Corporation              16,600          643
Timken Company                            7,000          321
TRINOVA Corp.                             6,200          226
                                                 ------------
    TOTAL                                             15,375
                                                 ------------
MEDIA (0.4%)
Comcast Corp.                            72,750        1,296
Tele-Communications, Inc.               148,000        1,933
Time Warner Inc.                        126,700        4,751
*U.S. West Media Group                  139,200        2,575
                                                 ------------
    TOTAL                                             10,555
                                                 ------------
MEDICAL PRODUCTS/SUPPLIES (1.6%)
Abbott Laboratories Inc.                173,100        8,785
Allergan Incorporated                    14,600          520
Allergan Incorporated-Warrants              463            0
C.R. Bard, Inc.                          12,700          356
Bausch & Lomb Inc.                       12,400          434
Baxter International Inc.                60,800        2,493
Becton, Dickinson & Company              27,700        1,201
*Biomet, Inc.                            25,800          390
*Boston Scientific Corp.                 39,600        2,376
*Guidant Corp.                           16,500          941
                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
MEDICAL PRODUCTS/SUPPLIES (CONTINUED)
Johnson & Johnson                       296,700  $    14,761
Medtronic, Incorporated                  53,400        3,631
*St. Jude Medical, Inc.                  18,050          769
U.S. Surgical Corporation                14,000          551
                                                 ------------
    TOTAL                                             37,208
                                                 ------------
MEDICAL SERVICES (0.4%)
*Beverly Enterprises, Inc.               22,100          282
Columbia/HCA Healthcare Corporation     149,550        6,094
Humana, Inc.                             36,200          692
Manor Care, Inc.                         14,000          378
*Tenet Healthcare Corp.                  48,400        1,059
United Healthcare Corp.                  41,000        1,845
                                                 ------------
    TOTAL                                             10,350
                                                 ------------
METALS & MINING (0.6%)
Alcan Aluminum Limited                   50,400        1,694
Aluminum Co. of America                  38,600        2,461
ASARCO, Inc.                              9,500          236
Barrick Gold Corporation                 79,600        2,288
Battle Mountain Gold Company             50,100          344
Cyprus Minerals Co.                      20,800          486
Echo Bay Mines Limited Co.               31,100          206
Freeport-McMoRan Copper & Gold Inc.      43,100        1,288
Homestake Mining Company                 32,700          466
Inco Limited                             37,500        1,195
Newmont Mining Corporation               22,189          993
Phelps Dodge Corporation                 14,400          972
Placer Dome Incorporated                 53,400        1,161
Reynolds Metals Company                  14,200          801
Santa Fe Pacific Gold Corporation        29,340          451
                                                 ------------
    TOTAL                                             15,042
                                                 ------------
OFFICE EQUIPMENT-SERVICES (1.6%)
Automatic Data Processing, Inc.          64,700        2,774
Computer Associates International
 Inc.                                    81,275        4,043
*Computer Sciences Corp.                 16,900        1,388
*Microsoft Corporation                  266,300       22,003
Moore Corporation Ltd.                   22,300          454
*Novell, Inc.                            76,600          725
Pitney Bowes Inc.                        33,100        1,804
Xerox Corporation                        72,300        3,805
                                                 ------------
    TOTAL                                             36,996
                                                 ------------
OIL & GAS-DOMESTIC (1.1%)
Amerada Hess Corporation                 20,800        1,204
Amoco Company                           110,800        8,919
Ashland, Inc.                            14,400          632
Atlantic Richfield Company               35,800        4,743
Kerr-McGee Corporation                   10,800          778
Louisiana Land & Exploration Co.          7,600          408

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
OIL & GAS-DOMESTIC (CONTINUED)
Occidental Petroleum Corporation         73,300  $     1,713
*ORYX Energy Company                     23,400          579
Pennzoil Company                         10,400          588
Phillips Petroleum Company               58,600        2,593
*Santa Fe Energy Resources, Inc.         20,200          280
Sun Company, Inc.                        16,300          397
USX-U S Steel Group Inc.                 18,800          590
Unocal Corp.                             55,800        2,267
                                                 ------------
    TOTAL                                             25,691
                                                 ------------
OIL & GAS-INTERNATIONAL (3.2%)
Chevron Corp.                           145,400        9,451
Exxon Corporation                       276,700       27,117
Mobil Corporation                        87,800       10,734
Royal Dutch Petroleum Co., ADR          119,500       20,405
Texaco Inc.                              58,900        5,780
                                                 ------------
    TOTAL                               688,300       73,487
                                                 ------------
OIL & GAS-PROGRAMS (0.1%)
Union Pacific Resource Group             55,658        1,628
                                                 ------------
OIL FIELD SERVICES (0.5%)
Baker Hughes Inc.                        32,200        1,111
Burlington Resource Inc.                 27,800        1,400
Dresser Industries, Inc.                 39,200        1,215
Halliburton Company                      27,900        1,681
Helmerich & Payne, Inc.                   5,500          287
McDermott International, Inc.            12,200          203
*Rowan Companies, Inc.                   19,100          432
Schlumberger Limited                     54,900        5,483
*Western Atlas International Inc.        12,000          851
                                                 ------------
    TOTAL                                             12,663
                                                 ------------
PAPER/FOREST PRODUCTS(0.8%)
Boise Cascade Corporation                10,800          343
Champion International                   21,300          921
Georgia-Pacific Corp.                    20,400        1,469
International Paper Company              66,900        2,701
James River Corp of Virginia             19,200          636
Kimberly-Clark Corporation               62,966        5,998
Louisiana-Pacific Corporation            24,200          511
Mead Corp.                               11,600          674
Potlatch Corporation                      6,400          275
Stone Container Corporation              22,100          329
Temple-Inland Inc.                       12,300          666
Union Camp Corporation                   15,500          740
Westvaco Corporation                     22,650          651
Weyerhaeuser Company                     44,200        2,094
Willamette Industries Inc.               12,300          864
                                                 ------------
    TOTAL                                             18,872
                                                 ------------
                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
PHOTO & OPTICAL (0.3%)
Eastman Kodak Company                    74,300  $     5,963
Polaroid Corporation                     10,100          439
                                                 ------------
    TOTAL                                              6,402
                                                 ------------
PRINTING & PUBLISHING (0.5%)
American Greetings Corp.                 16,700          474
Deluxe Corp.                             18,400          603
R.R. Donnelley & Sons Company            33,500        1,051
Dow Jones & Company, Inc.                21,500          728
Dun & Bradstreet Corporation             37,900          900
Gannet Company Inc.                      31,400        2,351
Harcourt General                         15,800          729
John H. Harland Company                   6,900          228
Jostens, Inc.                             8,600          182
Knight-Ridder Inc.                       20,900          799
McGraw-Hill Companies Inc.               22,200        1,024
Meredith Corporation                      6,000          317
New York Times Company                   21,600          821
Times Mirror Company                     22,000        1,095
Tribune Company                          13,700        1,081
                                                 ------------
    TOTAL                                             12,383
                                                 ------------
PROFESSIONAL SERVICES (0.1%)
H & R Block, Inc.                        23,200          673
Interpublic Group of Cos. Inc.           18,100          860
National Service Industry, Inc.          10,600          396
Service Corporation International        52,500        1,470
                                                 ------------
    TOTAL                                              3,399
                                                 ------------
RAILROADS (0.5%)
Burlington Northern Santa Fe Co.         34,033        2,940
CSX Corporation                          48,300        2,041
Conrail Incorporated                     17,896        1,783
Norfolk Southern Corporation             27,900        2,441
Union Pacific Corporation                54,500        3,277
                                                 ------------
    TOTAL                                             12,482
                                                 ------------
RETAIL-FOOD (0.4%)
Albertson's, Inc.                        56,200        2,002
American Stores Co.                      32,500        1,328
Fleming Companies, Inc.                   8,400          145
Giant Food Inc.                          13,300          459
Great Atlantic & Pacific Tea Co.,
 Inc.                                     8,500          271
*The Kroger Company                      28,100        1,307
Supervalue Inc.                          15,000          426
Sysco Corporation                        39,900        1,302
Winn-Dixie Stores, Inc.                  33,700        1,066
                                                 ------------
    TOTAL                                              8,306
                                                 ------------
RETAIL-GENERAL (2.2%)
*CUC International Inc.                  87,675        2,082
CVS Corporation                          70,700        2,925
*Charming Shoppes Incorporated           23,400          118

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
RETAIL-GENERAL (CONTINUED)
Circuit City Stores, Inc.                21,800  $       657
Dayton Hudson Corporation                48,300        1,896
Dillard Department Stores, Inc.          25,300          781
*Federated Department Stores, Inc.       46,300        1,580
The Gap, Inc.                            63,200        1,904
Home Depot, Inc.                        107,067        5,367
K Mart Corporation                      107,800        1,118
The Limited Inc.                         60,400        1,110
Longs Drug Stores Corp.                   4,300          211
Lowe's Companies, Inc.                   38,500        1,367
May Department Stores Company            56,100        2,623
Mercantile Stores Company                 8,200          405
Nordstrom, Inc.                          18,100          641
J.C. Penney Company Inc.                 51,400        2,506
Pep Boys - Manny, Moe & Jack             13,900          427
*Price/Costco, Inc.                      43,851        1,102
Rite Aid Corporation                     27,300        1,085
Sears, Roebuck & Company                 87,200        4,022
TJX Companies, Inc.                      17,300          820
Tandy Corporation                        13,000          572
*Toys 'R' Us                             61,100        1,833
Wal-mart Stores Inc.                    511,100       11,691
Walgreen Company                         54,800        2,192
Woolworth Corp.                          29,700          650
                                                 ------------
    TOTAL                                             51,685
                                                 ------------
SOAPS & TOILETRIES (1.3%)
Alberto-Culver Company                    6,200          298
Avon Products, Inc.                      29,600        1,691
Clorox Company                           11,500        1,154
Colgate-Palmolive Co.                    32,700        3,016
Gillette Company                         99,400        7,728
International Flavors & Fragrances,
 Inc.                                    24,700        1,112
Procter & Gamble Company                152,000       16,340
                                                 ------------
    TOTAL                                             31,339
                                                 ------------
STEEL (0.2%)
Allegheny Teledyne Inc.                  38,862          894
*Armco Inc.                              23,800           98
*Bethlehem Steel Corporation             24,800          223
Inland Steel Industries, Inc.            10,900          218
Nucor Corp.                              19,500          995
USX-Marathon Group                       64,100        1,530
Worthington Industries                   20,200          366
                                                 ------------
    TOTAL                                              4,324
                                                 ------------
TECHNOLOGY (1.2%)
Advanced Micro Devices, Inc.             30,400          783
Intel Corp.                             182,800       23,935
Micron Technology                        46,500        1,354
Texas Instruments Incorporated           42,300        2,697
                                                 ------------
    TOTAL                                             28,769
                                                 ------------
                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
TELECOMMUNICATIONS (1.0%)
*Andrew Corporation                      13,475  $       715
*DSC Communications Corp.                26,100          467
Lucent Technologies Inc.                141,843        6,560
Motorola, Inc.                          132,100        8,108
Northern Telecom Limited                 57,600        3,564
Scientific-Atlanta, Inc.                 17,200          258
*Tellabs Inc.                            39,900        1,501
*WorldCom Inc.                           91,200        2,377
                                                 ------------
    TOTAL                                             23,550
                                                 ------------
TOBACCO (1.0%)
American Brands Inc.                     37,900        1,881
Philip Morris Companies, Inc.           181,500       20,441
UST Incorporated                         41,500        1,344
                                                 ------------
    TOTAL                                             23,666
                                                 ------------
TRUCKING-SHIPPING (0.1%)
Caliber System, Inc.                      8,700          167
*Federal Express Corp.                   25,400        1,130
Ryder System, Inc.                       18,200          512
                                                 ------------
    TOTAL                                              1,809
                                                 ------------
UTILITY-ELECTRIC (1.6%)
American Electric Power Co. Inc.         41,800        1,719
Baltimore Gas & Electric Co.             32,900          880
Carolina Power & Light Company           33,700        1,230
Central & South West Corporation         47,000        1,204
Cinergy Corporation                      35,105        1,172
Consolidated Edison Co. of New York      52,400        1,533
DTE Energy Company                       32,300        1,046
Dominion Resources Inc.                  40,100        1,544
Duke Power Company                       44,900        2,077
Edison International                     96,500        1,918
Entergy Corporation                      51,500        1,429
FPL Group, Inc.                          40,800        1,877
GPU, Inc.                                80,700        2,714
Houston Industries Incorporated          52,200        1,181
*Niagara Mohawk Power Corporation        32,200          318
Northern States Power Company            15,400          706
Ohio Edison Company                      34,000          774
PECO Energy Company                      49,600        1,252
P P & L Resources, Inc.                  36,200          833
Pacific Enterprises                      19,000          577
Pacific Gas & Electric Co.               91,900        1,930
PacifiCorp                               65,700        1,347
Public Service Enterprise Group,
 Inc.                                    53,100        1,447
Southern Company                        150,100        3,396
Texas Utilities Company                  50,000        2,037
UNICOM Corp.                             48,100        1,305

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
UTILITY-ELECTRIC (CONTINUED)
Union Electric Company                   22,800  $       878
                                                 ------------
    TOTAL                                             38,324
                                                 ------------
UTILITY-GAS (0.2%)
Columbia Gas System Inc.                 12,300          783
Consolidated Natural Gas Co.             21,100        1,166
Nicor Inc.                               11,100          397
Noram Energy Corporation                 30,600          470
ONEOK, Inc.                               6,100          183
Peoples Energy Corporation                7,800          264
Sonat Inc.                               19,200          989
Williams Companies Inc.                  34,950        1,311
                                                 ------------
    TOTAL                                              5,563
                                                 ------------
UTILITY-TELEPHONE (3.4%)
AT&T Corporation                        361,000       15,703
Airtouch Communications Inc.            111,700        2,820
ALLTEL Corporation                       42,200        1,324
Ameritech Corporation                   122,400        7,420
Bell Atlantic Corporation                97,500        6,313
Bellsouth Corporation                   221,400        8,939
GTE Corporation                         214,300        9,751
MCI Communications Corporation          152,600        4,988
NYNEX Corp.                              98,000        4,716
Pacific Telesis Group                    95,400        3,506
SBC Communications Incorporated         134,500        6,960
Sprint Corporation                       95,900        3,824
U S West Inc.                           106,400        3,431
                                                 ------------
    TOTAL                                             79,695
                                                 ------------
    TOTAL COMMON STOCK                             1,256,996
                                                 ------------

                                                     MARKET
                                                      VALUE
PREFERRED STOCKS (0.0%)                  SHARES      (000'S)
--------------------------------------------------------------
DRUGS (0.0%)
Fresenius National Medical Care            21,900  $        3
                                                   -----------
INSURANCE (0.0%)
Aetna Incorporated                          2,599         206
                                                   -----------
    TOTAL PREFERRED STOCK                                 209
                                                   -----------


                                                     MARKET
                                                      VALUE
BONDS (30.0%)                             PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (0.4%)
Lockheed Corporation, 6 3/4%,
 3/15/03                              $ 5,000,000  $    4,983
Northrop Grumman Corporation, 7
 3/4%, 3/1/16                           4,000,000       4,024
                                                   -----------
    TOTAL                                               9,007
                                                   -----------
                                                     MARKET
                                                      VALUE
BONDS (30.0%)                             PAR        (000'S)
--------------------------------------------------------------
AUTO RELATED (1.0%)
Electronic Data Systems Corporation,
 8.8%, 3/1/21                         $ 6,500,000  $    7,492
Hertz Corp, 9.04%, 6/14/00              4,100,000       4,417
Team Fleet Financing Corporation,
 6.65%, 12/15/02(144A)                 11,800,000      11,708
                                                   -----------
    TOTAL                                              23,617
                                                   -----------
AUTO-TRUCK (0.2%)
Daimler-Benz Vehicle Trust, 5.85%,
 7/20/03                                4,603,541       4,602
                                                   -----------
BANKS (1.8%)
BT Institutional Capital Trust, 7
 3/4%, 12/1/26(144A)                   12,000,000      11,451
Chase Capital I, 7.67%, 12/1/26         1,500,000       1,474
First Chicago Capital Trust, 7.95%,
 12/1/26(144A)                          1,500,000       1,470
First Security Corporation, 8.41%,
 12/15/26(144A)                         4,000,000       4,107
JPM Capital Trust I, 7.54%, 1/15/27     4,000,000       3,912
Natwest Capital Corporation, 12
 1/8%, 11/15/02                        10,450,000      10,955
Security Capital Industrial Trust,
 7.3%, 5/15/01                          8,000,000       7,989
                                                   -----------
    TOTAL                                              41,358
                                                   -----------
BEVERAGES (0.5%)
Coca-Cola Enterprises, Inc., 8%,
 1/4/05                                10,000,000      10,820
                                                   -----------
CHEMICALS (0.5%)
Dow Capital B.V., 8 1/2%, 6/8/10        8,200,000       9,205
Nova Chemicals Ltd, 7 1/4%,
 8/15/28(144A)                          3,000,000       3,000
                                                   -----------
    TOTAL                                              12,205
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (7.2%)
CIT RV Owner Trust, 6 1/4%, 1/15/11     4,437,102       4,432
Federal Home Loan Mortgage Corp., 7
 1/2%, 6/1/26                           1,179,126       1,181
Federal Home Loan Mortgage Corp., 7
 1/2%, 8/1/26                             833,831         835
Federal Home Loan Mortgage Corp., 7
 1/2%, 9/1/26                           2,525,026       2,528
Federal Home Loan Mortgage Corp., 7
 1/2%, 9/1/26                           2,513,834       2,517
Federal Home Loan Mortgage Corp., 7
 1/2%, 9/1/26                           6,885,532       6,894
Federal Home Loan Mortgage Corp., 7
 1/2%, 10/1/26                          1,278,565       1,280
Federal Home Loan Mortgage Corp., 7
 1/2%, 9/1/26                           3,023,856       3,028
Federal Home Loan Mortgage Corp., 7
 1/2%, 9/1/26                          15,650,947      15,671

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
BONDS (30.0%)                             PAR        (000'S)
--------------------------------------------------------------
CMO & LOAN BACKED CERTIFICATES (CONTINUED)
Federal Home Loan Mortgage Corp., 7
 1/2%, 9/1/26                         $   577,387  $      578
Federal Home Loan Mortgage Corp., 6
 1/2%, 2/1/11                           5,565,073       5,468
Federal Home Loan Mortgage Corp., 6
 1/2%, 4/1/11                           5,318,155       5,225
Federal Home Loan Mortgage Corp., 7
 1/4%, 4/15/18                          8,748,196       8,815
Federal Home Loan Mortgage Corp.,
 7%, 3/15/07                            7,250,000       7,235
Federal Home Loan Mortgage Corp., 6
 1/2%, 4/1/11                          12,463,803      12,246
Federal Home Loan Mortgage Corp.,
 6%, 7/15/07                           19,250,000      18,692
Federal Home Loan Mortgage Corp., 7
 1/2%, 5/1/26                             496,254         497
Federal National Mortgage Assoc., 6
 3/4%, 12/25/23                         6,500,000       6,147
Federal National Mortgage Assoc.,
 8.4%, 2/25/09                         10,910,000      11,489
Federal National Mortgage Assoc.,
 7%, 4/1/26                            27,659,036      27,063
Federal National Mortgage Assoc.,
 7%, 6/1/03                             8,011,091       7,838
Federal National Mortgage Assoc.,
 7%, 6/1/03                             6,859,997       6,712
Premier Auto Trust, 6.65%, 4/2/98       4,395,790       4,409
Rural Housing Trust 1987-1, 6.33%,
 4/1/26                                 8,360,448       8,194
                                                   -----------
    TOTAL                                             168,974
                                                   -----------
FEDERAL GOVERNMENT & AGENCIES (11.0%)
Goverment National Mortgage Assoc.,
 7%, 12/15/26                           7,187,896       7,064
Goverment National Mortgage Assoc.,
 7%, 9/15/23                              105,187         103
Goverment National Mortgage Assoc.,
 7%,10/15/23                              194,801         191
Goverment National Mortgage Assoc.,
 7 1/2%, 8/15/24                          884,096         887
Goverment National Mortgage Assoc.,
 7%, 9/15/23                               22,503          22
Goverment National Mortgage Assoc.,
 7%, 7/15/23                              729,789         717
Goverment National Mortgage Assoc.,
 7%, 5/15/23                            8,666,586       8,518
Goverment National Mortgage Assoc.,
 7%, 5/15/23                            6,185,618       6,079
Goverment National Mortgage Assoc.,
 7%, 6/15/23                              291,685         287
Goverment National Mortgage Assoc.,
 7%,10/15/23                               28,515          28
                                                     MARKET
                                                      VALUE
BONDS (30.0%)                             PAR        (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT & AGENCIES (CONTINUED)
Goverment National Mortgage Assoc.,
 7%, 5/15/23                          $   203,959  $      200
Goverment National Mortgage Assoc.,
 7 1/2%, 1/15/24                          202,019         203
Goverment National Mortgage Assoc.,
 7%, 7/15/23                              723,852         711
Goverment National Mortgage Assoc.,
 8 1/2%, 2/15/25                           98,671         103
Goverment National Mortgage Assoc.,
 7%, 8/15/23                               28,989          28
Goverment National Mortgage Assoc.,
 8 1/2%, 7/15/24                          184,028         192
Goverment National Mortgage Assoc.,
 7%, 6/15/23                              686,360         675
Goverment National Mortgage Assoc.,
 7%, 7/15/23                               58,075          57
Goverment National Mortgage Assoc.,
 7%,10/15/23                              139,685         137
Goverment National Mortgage Assoc.,
 7%, 9/15/23                              635,325         624
Goverment National Mortgage Assoc.,
 7 1/2%, 5/15/24                          925,312         929
Goverment National Mortgage Assoc.,
 7%,10/15/23                              104,293         102
Goverment National Mortgage Assoc.,
 7 1/2%, 1/15/24                        1,030,704       1,035
Goverment National Mortgage Assoc.,
 7%, 11/15/23                             706,058         694
Goverment National Mortgage Assoc.,
 7%, 11/15/23                             745,487         733
Goverment National Mortgage Assoc.,
 8 1/2%, 2/15/25                           16,334          17
Goverment National Mortgage Assoc.,
 7%, 11/15/23                             520,301         511
Goverment National Mortgage Assoc.,
 7%, 9/15/23                               34,562          34
Goverment National Mortgage Assoc.,
 8 1/2%, 7/15/24                          198,576         207
Goverment National Mortgage Assoc.,
 8 1/2%, 4/15/26                          850,992         888
Goverment National Mortgage Assoc.,
 7%, 10/15/23                              98,922          97
Goverment National Mortgage Assoc.,
 8 1/2%, 11/15/24                         183,555         191
Goverment National Mortgage Assoc.,
 8 1/2%, 1/15/25                           18,647          19
Goverment National Mortgage Assoc.,
 7 1/2%, 11/15/24                         988,390         992
Goverment National Mortgage Assoc.,
 7 1/2%, 2/15/24                        1,541,156       1,547
Goverment National Mortgage Assoc.,
 7 1/2%, 3/15/24                        1,414,953       1,420

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
BONDS (30.0%)                             PAR        (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT & AGENCIES (CONTINUED)
Goverment National Mortgage Assoc.,
 7 1/2%, 8/15/24                      $   971,015  $      975
Goverment National Mortgage Assoc.,
 8 1/2%, 3/15/26                           15,156          16
Goverment National Mortgage Assoc.,
 8 1/2%, 1/15/26                          843,469         880
Goverment National Mortgage Assoc.,
 7 1/2%, 5/15/24                        1,308,075       1,313
Goverment National Mortgage Assoc.,
 7 1/2%, 4/15/24                          879,325         883
Goverment National Mortgage Assoc.,
 7 1/2%, 5/15/24                        1,268,637       1,273
Goverment National Mortgage Assoc.,
 8 1/2%, 6/15/24                           21,557          22
Goverment National Mortgage Assoc.,
 8 1/2%, 1/15/25                           50,949          53
Goverment National Mortgage Assoc.,
 7 1/2%, 6/15/24                        1,325,694       1,331
Goverment National Mortgage Assoc.,
 7 1/2%, 8/15/24                          978,520         982
Goverment National Mortgage Assoc.,
 8 1/2%, 1/15/25                          118,658         124
Goverment National Mortgage Assoc.,
 7 1/2%, 8/15/24                        1,049,997       1,054
Goverment National Mortgage Assoc.,
 8 1/2%, 8/15/24                          178,771         187
Goverment National Mortgage Assoc.,
 7 1/2%, 6/15/24                           35,611          36
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/26                          923,441         963
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/26                          806,647         842
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/26                          682,625         712
Goverment National Mortgage Assoc.,
 8 1/2%, 9/15/24                          302,700         316
Goverment National Mortgage Assoc.,
 8%, 4/15/26                           33,318,097      33,984
Goverment National Mortgage Assoc.,
 8 1/2%, 4/15/26                          140,756         147
Goverment National Mortgage Assoc.,
 8 1/2%, 2/15/25                           41,364          43
Goverment National Mortgage Assoc.,
 8 1/2%,12/15/24                           25,266          26
Goverment National Mortgage Assoc.,
 8 1/2%, 2/15/25                           42,427          44
Goverment National Mortgage Assoc.,
 8 1/2%, 1/15/26                           27,014          28
Goverment National Mortgage Assoc.,
 8 1/2%, 3/15/26                           25,291          26
Goverment National Mortgage Assoc.,
 8 1/2%, 1/15/26                           62,449          65
                                                     MARKET
                                                      VALUE
BONDS (30.0%)                             PAR        (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT & AGENCIES (CONTINUED)
Goverment National Mortgage Assoc.,
 8 1/2%, 2/15/26                      $    45,636  $       48
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/26                          462,390         482
Goverment National Mortgage Assoc.,
 8 1/2%, 4/15/26                          926,761         967
Goverment National Mortgage Assoc.,
 8 1/2%, 4/15/26                           78,886          82
Goverment National Mortgage Assoc.,
 8 1/2%, 4/15/26                          890,665         929
Goverment National Mortgage Assoc.,
 8 1/2%, 4/15/26                           91,390          95
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/26                           37,168          39
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/26                          855,776         893
Goverment National Mortgage Assoc.,
 8 1/2%, 9/15/22                           15,555          16
Goverment National Mortgage Assoc.,
 8 1/2%,10/15/22                          210,285         219
Goverment National Mortgage Assoc.,
 7%, 5/15/23                              449,340         442
Goverment National Mortgage Assoc.,
 8 1/2%, 9/15/21                          184,067         192
Goverment National Mortgage Assoc.,
 8 1/2%, 7/15/21                          157,482         164
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/22                            8,580           9
Goverment National Mortgage Assoc.,
 8 1/2%, 10/15/22                          11,955          12
Goverment National Mortgage Assoc.,
 8 1/2%, 9/15/22                          183,944         192
Goverment National Mortgage Assoc.,
 8 1/2%, 10/15/22                          45,824          48
Goverment National Mortgage Assoc.,
 8 1/2%,12/15/22                           51,407          54
Goverment National Mortgage Assoc.,
 8 1/2%,11/15/22                           24,480          26
U.S. Treasury, 6 3/4%, 8/15/26         13,100,000      13,190
U.S. Treasury, 6 1/2%, 11/15/26        12,000,000      11,775
U.S. Treasury, 6 3/8%, 5/15/99        110,700,000     111,669
U.S. Treasury, 7%, 7/15/06             28,050,000      29,146
                                                   -----------
    TOTAL                                             253,256
                                                   -----------
FINANCE COMPANIES (0.3%)
Associates Corp. of North America,
 7.95%, 2/15/10                         5,550,000       6,056
                                                   -----------
FINANCIAL SERVICES (0.7%)
Eaglemark Trust, 6 3/4%,
 11/15/02(144A)                         8,184,312       8,266
Union Planters Capital Trust A,
 8.2%, 12/15/26(144A)                   4,000,000       3,964

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
BONDS (30.0%)                             PAR        (000'S)
--------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
General Motors Acceptance Corp., 6
 5/8%, 10/1/02                        $ 5,000,000  $    4,952
                                                   -----------
    TOTAL                                              17,182
                                                   -----------
FOREIGN GOVERNMENT BONDS (0.4%)
Goverment Trust Certificates -
 Greece, 8%, 5/15/98                    1,470,411       1,488
Province of Quebec, 6 1/2%, 1/17/06     7,500,000       7,238
                                                   -----------
    TOTAL                                               8,726
                                                   -----------
MEDIA (1.2%)
News America Holdings Inc., 7 1/2%,
 3/1/00                                 6,500,000       6,633
News America Holdings Inc., 8.45%,
 8/1/34                                10,000,000      10,896
Tele Communications, Inc., 7 3/8%,
 2/15/00                                8,000,000       8,030
Time Warner Entertainment Inc., 8
 5/8%, 10/1/12                          1,500,000       1,648
Time Warner Entertainment Inc., 7
 1/4%, 9/1/08                           1,500,000       1,458
                                                   -----------
    TOTAL                                              28,665
                                                   -----------
PAPER/FOREST PRODUCTS (0.3%)
Crown Cork & Seal Finance Plc, 6
 3/4%, 12/15/03                         8,000,000       7,939
                                                   -----------
RETAIL-GENERAL (0.2%)
May Department Stores Company,
 7.45%, 10/15/16                        4,000,000       4,024
                                                   -----------
TOBACCO (0.6%)
Nabisco Inc., 8%, 1/15/00               3,500,000       3,630
RJR Nabisco Inc., 8 5/8%, 12/1/02       4,000,000       4,034
Philip Morris Companies, 9 1/4%,
 2/15/00                                1,000,000       1,074
Philip Morris Companies, 7 1/4%,
 1/15/03                                5,000,000       5,062
                                                   -----------
    TOTAL                                              13,800
                                                   -----------
UTILITY-ELECTRIC (3.4%)
Atlantic City Electric Company, 6
 5/8%, 8/1/13                           4,000,000       3,728
Beaver Valley Funding Corp., 8
 1/4%, 6/1/03                           5,500,000       5,528
Cleveland Electric Illum Co., 7
 3/8%, 6/1/03                           2,000,000       1,964
UNICOM Corp., 6 1/2%, 4/15/00           4,000,000       3,982
Dayton Power & Light Company, 8.15%,
 1/15/26                                5,750,000       6,046
Long Island Lighting Co., 9 5/8%,
 7/1/24                                 1,500,000       1,544
Long Island Lighting Co., 8 5/8%,
 4/15/04                                2,700,000       2,798
                                                     MARKET
                                                      VALUE
BONDS (30.0%)                             PAR        (000'S)
--------------------------------------------------------------
UTILITY-ELECTRIC (CONTINUED)
Ohio Edison Company, 7 3/8%, 9/15/02  $ 3,665,000  $    3,703
Pacific Gas & Electric Co., 7 1/4%,
 3/1/26                                 9,050,000       8,722
Pacific Gas & Electric Co., 5 3/8%,
 8/1/98                                 5,000,000       4,945
PECO Energy Company, 7 1/2%, 1/15/99    4,250,000       4,343
PECO Energy Company, 7 3/4%, 3/1/23     8,850,000       8,620
Public Service Electric & Gas, 6
 7/8%, 1/1/03                           9,000,000       8,991
Southern California Edison Co., 7
 1/4%, 3/1/26                          10,000,000       9,541
Texas Utilities Electric Co., 7
 7/8%, 3/1/23                           4,000,000       3,984
                                                   -----------
    TOTAL                                              78,439
                                                   -----------
UTILITY-GAS (0.3%)
Columbia Gas System Inc., 7.32%,
 11/28/10                               7,571,000       7,440
                                                   -----------
    TOTAL BONDS                                       696,110
                                                   -----------

                                                   MARKET
                                                    VALUE
MONEY MARKET INVESTMENTS (15.9%)       PAR         (000'S)
-------------------------------------------------------------
CHEMICALS (0.7%)
E.I. du Pont de Nemours & Co.,
 5.27%, 1/22/97                    $16,800,000  $     16,747
                                                -------------
DRUGS (1.1%)
+ Pfizer Inc., 5.3%, 3/12/97        25,000,000        24,734
                                                -------------
FEDERAL GOVERNMENT & AGENCIES (0.1%)
+ U.S. Treasury, 4.98%, 5/1/97       2,000,000         1,965
                                                -------------
FINANCE COMPANIES (3.1%)
Associates Corp. of North
 America, 6 7/8%, 1/15/97            7,800,000         7,803
Avco Financial Services Inc., 5
 7/8%, 10/15/97                      6,800,000         6,802
Ford Motor Credit Company, 5.33%,
 1/17/97                            25,000,000        24,941
Ford Motor Credit Company, 5
 5/8%, 3/3/97                        9,000,000         9,000
Sears Roebuck Acceptance Corp.,
 5.31%, 2/12/97                     25,000,000        24,841
                                                -------------
    TOTAL                                             73,387
                                                -------------
FINANCIAL SERVICES (7.4%)
BAT Capital Corporation, 5.42%,
 2/14/97                            25,000,000        24,834
Beneficial Corporation 6.86%,
 11/19/97                            7,800,000         7,867
Beneficial Corporation 9 3/8%,
 7/28/97                             5,000,000         5,104

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                   MARKET
                                                    VALUE
MONEY MARKET INVESTMENTS (15.9%)       PAR         (000'S)
-------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
CIT Group, 5.39%, 1/10/97          $25,000,000  $     24,966
General Electric Capital Corp.
 5.34%, 1/31/97                     25,000,000        24,889
+ General Motors Acceptance Corp.
 5.34%, 1/27/97                     25,000,000        24,903
General Motors Acceptance Corp.,
 8 3/8%, 5/1/97                      3,000,000         3,025
Household Finance Corporation,
 5.54%, 1/3/97                      25,000,000        24,992
Paccar Financial Corporation,
 6.75%, 1/2/97                       6,700,000         6,699
Xerox Credit Corporation, 5.28%,
 3/5/97                             25,000,000        24,760
                                                -------------
    TOTAL                                            172,039
                                                -------------
FOODS (1.0%)
H.J. Heinz Company, 5.4%, 1/13/97   24,000,000        23,957
                                                -------------
OFFICE EQUIPMENT (1.4%)
International Business Machines,
 5.3%, 1/13/97                      25,000,000        24,955
International Business Machines,
 6 3/8%, 11/1/97                     7,000,000         7,028
                                                -------------
    TOTAL                                             31,983
                                                -------------
RETAIL-GENERAL (1.1%)
J.C. Penney Funding Corporation,
 5.31%, 1/8/97                      25,000,000        24,974
                                                -------------
    TOTAL MONEY MARKET
     INVESTMENTS                                     369,786
                                                -------------
    TOTAL BALANCED PORTFOLIO                    $  2,323,101
                                                -------------
*Non-Income Producing
                                                   MARKET
                                                    VALUE
MONEY MARKET INVESTMENTS (15.9%)       PAR         (000'S)
-------------------------------------------------------------
RETAIL-GENERAL (CONTINUED)

+Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1996 is summarized below:

                                                 UNREALIZED
                      NUMBER OF    EXPIRATION   APPRECIATION
ISSUER                CONTRACTS       DATE         (000'S)
--------------------  ----------  ------------  -------------
S&P 500 Stock Index       51       March 1997         1

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

Select Bond Portfolio
--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                              Net Assets:
A stable and relatively high     Invest in high grade corporate bonds,            $214,333,586
level of long-term total return  U.S. government bonds and bonds of
and preservation of capital      government agencies

SELECT BOND PORTFOLIO

The Select Bond Portfolio invests in high quality debt securities, primarily corporate bonds and mortgage-backed securities. Exposure to market sectors is adjusted as yield spreads change among the various classes of securities. Duration is altered with frequent, moderate adjustments in recognition or anticipation of interest rate changes.

Many bond managers viewed the Federal Reserve Board's quarter point reduction in the federal funds rate in January 1996 as a harbinger of a volatile year with frequent interest rate adjustments by the central bank. The year proved volatile for bonds, but not because of Federal Reserve actions: the January reduction was the Fed's only change during the year. As the economy remained relatively strong, interest rates rose at mid-year and ended the year approximately 75 basis points higher than a year ago, pushing bond prices in general lower for the year.

In 1996, the Portfolio's asset mix was shifted from government toward corporate securities, including bonds backed by mortgages and other assets. Late in the year, taking advantage of many high quality new corporate issues, available cash was used to further increase the position in corporate bonds. At year end, the Portfolio was essentially fully invested, with a cash position of 4%, significantly less than at mid-year.

At the end of 1996, the Portfolio was positioned neutrally with regard to interest rates, on the assumption that neither Federal Reserve actions nor a major shift in the economy will produce significant changes in interest rates over the next few months.

     Percentage Holdings
       12/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds                    40%
Asset-Backed Securities            35%
Federal Government                 21%
Money Market Investments            4%

     Performance Relative
     to Merrill Lynch Domestic Master Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       Select Bond Portfolio              MLDM Index
12-86                                 10,000                               10,000
12-87                                  9,895                               10,240
12-88                                 10,709                               11,063
12-89                                 12,225                               12,632
12-90                                 13,214                               13,782
12-91                                 15,504                               15,967
12-92                                 16,704                               17,177
12-93                                 18,510                               18,899
12-94                                 18,087                               18,365
12-95                                 21,541                               21,767
12-96                                 22,255                               22,548
                                                      Average Annual Total Return
                                              For Periods Ended December 31, 1996
                                                                         One Year   Five Years   Ten Years
Select Bond Portfolio                                                       3.31%        7.50%       8.33%
MLDM Index                                                                  3.59%        7.15%       8.47%

Since the Portfolio invests broadly in U.S. Government, mortgage and corporate bonds, the graph depicts an appropriate comparison to the Merrill Lynch Domestic Master Index. The index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of, the underlying securities.

    This chart assumes an initial investment of $10,000 made on 12/31/86. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Accumulation unit values, which reflect deduction of charges for the separate account, are shown on page 2.

                                      ---

SELECT BOND PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
BONDS (89.4%)                             PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (0.9%)
Lockheed Corporation, 6 3/4%, 3/15/03  $1,000,000  $      997
Northrop Grumman Corporation, 7 3/4%,
 3/1/16                                 1,000,000       1,006
                                                   -----------
    TOTAL                                               2,003
                                                   -----------
AUTO RELATED (0.5%)
Hertz Corp., 9.04%, 6/14/00               900,000         970
                                                   -----------
AUTO & TRUCK (1.6%)
Daimler-Benz Vehicle Trust, 5.85%,
 7/20/03                                1,918,142       1,918
Electronic Data Systems Corporation,
 8.8%, 3/1/21                           1,250,000       1,441
                                                   -----------
    TOTAL                                               3,359
                                                   -----------
BANKS (4.5%)
BT Institutional Capital Trust, 7
 3/4%, 12/1/26(144A)                    3,000,000       2,863
Chase Capital I, 7.67%, 12/1/26           500,000         491
First Chicago Capital Trust, 7.95%,
 12/1/26(144A)                            500,000         490
First Security Corporation, 8.41%,
 12/15/26(144A)                         1,000,000       1,027
JPM Capital Trust, 7.54%, 1/15/27       1,000,000         978
Natwest Capital Corporation, 12 1/8%,
 11/15/02                               1,700,000       1,782
Security Capital Industrial Trust,
 7.3%, 5/15/01                          2,000,000       1,997
                                                   -----------
    TOTAL                                               9,628
                                                   -----------
BEVERAGES (2.6%)
Coca-Cola Enterprises Inc., 8%,
 1/4/05                                 5,000,000       5,410
                                                   -----------
CHEMICALS (1.4%)
Dow Capital B.V., 8 1/2%, 6/8/10        1,800,000       2,021
Nova Chemicals Ltd, 7 1/4%,
 8/15/28(144A)                          1,000,000       1,000
                                                   -----------
    TOTAL                                               3,021
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (20.8%)
Federal Home Loan Mortgage Corp., 7%,
 6/1/25                                 5,869,610       5,763
Federal Home Loan Mortgage Corp., 7
 1/2%, 6/1/26                           2,526,692       2,530
Federal Home Loan Mortgage Corp., 7
 1/2%, 7/1/26                             566,000         567
Federal Home Loan Mortgage Corp., 7
 1/2%, 8/1/26                             167,116         167
Federal Home Laon Mortgage Corp., 7
 1/2%, 8/1/26                             552,131         553
Federal Home Loan Mortgage Corp., 7
 1/2%, 8/1/26                             413,265         414

                                                     MARKET
                                                      VALUE
BONDS (89.4%)                             PAR        (000'S)
--------------------------------------------------------------
CMO & LOAN BACKED CERTIFICATES (CONTINUED)
Federal Home Loan Mortgage Corp., 7
 1/2%, 8/1/26                          $  156,990  $      157
Federal Home Loan Mortgage Corp., 7
 1/2%, 8/1/26                             353,900         354
Federal Home Loan Mortgage Corp., 7
 1/2%, 8/1/26                             205,060         205
Federal Home Loan Mortgage Corp., 7
 1/2%, 9/1/26                           2,993,171       2,997
Federal Home Loan Mortgage Corp., 7
 1/2%, 10/1/26                            887,068         888
Federal Home Loan Mortgage Corp., 7
 1/2%, 9/1/26                             408,450         409
Federal Home Loan Mortgage Corp., 7
 1/4%, 4/15/18                          2,054,661       2,070
Federal Home Loan Mortgage Corp., 7%,
 3/15/07                                1,875,000       1,871
Federal Home Loan Mortgage Corp., 7
 1/2%, 1/1/26                             243,110         243
Federal Home Loan Mortgage Corp., 7
 1/2%, 8/1/26                             100,378         100
Federal Home Loan Mortgage Corp., 6
 1/2%, 4/1/11                           6,409,666       6,297
Federal Home Loan Mortgage Corp., 6%,
 7/15/07                                3,900,000       3,787
Federal Home Loan Mortgage Corp., 7
 1/2%, 8/1/26                             412,918         413
Federal National Mortgage Assoc., 6
 3/4%, 12/25/23                         3,500,000       3,310
Federal National Mortgage Assoc.,
 8.4%, 2/25/09                          2,500,000       2,633
Federal National Mortgage Assoc., 7%,
 6/1/03                                 4,003,321       4,013
Premier Auto Trust, 6.65%, 4/2/98       2,093,233       2,100
Rural Housing Trust, 6.33%, 4/1/26      2,255,994       2,211
                                                   -----------
    TOTAL                                              44,052
                                                   -----------
FEDERAL GOVERNMENT AND AGENCIES (32.4%)
Government National Mortgage Assoc.,
 8 1/2%, 3/15/23                           10,829          11
Government National Mortgage Assoc.,
 7%, 5/15/23                              461,199         454
Government National Mortgage Assoc.,
 7 1/2%, 2/15/24                        1,776,622       1,783
Government National Mortgage Assoc.,
 7%, 5/15/23                            2,897,022       2,847
Government National Mortgage Assoc.,
 8 1/2%, 9/15/24                           15,373          16
Government National Mortgage Assoc.,
 8 1/2/%, 6/15/23                          18,051          19
Government National Mortgage Assoc.,
 8 1/2%, 6/15/24                          349,657         365
Government National Mortgage Assoc.,
 8 1/2%, 7/15/24                           84,851          88

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
BONDS (89.4%)                             PAR        (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage Assoc.,
 8 1/2%, 2/15/25                       $  115,319  $      120
Government National Mortgage Assoc.,
 7 1/2%, 1/15/24                          878,867         882
Government National Mortgage Assoc.,
 7 1/2%, 1/15/24                          828,733         832
Government National Mortgage Assoc.,
 8 1/2%, 2/15/25                           16,462          17
Government National Mortgage Assoc.,
 8 1/2%, 11/15/24                         311,088         325
Government National Mortgage Assoc.,
 8 1/2%, 5/15/26                          226,272         236
Government National Mortgage Assoc.,
 7 1/2%, 6/15/24                        1,625,306       1,631
Government National Mortgage Assoc.,
 8 1/2%, 11/15/24                         300,760         314
Government National Mortgage Assoc.,
 8 1/2%, 4/15/26                          371,731         388
Government National Mortgage Assoc.,
 8 1/2%, 11/15/24                         460,181         480
Government National Mortgage Assoc.,
 8 1/2%, 4/15/26                          374,448         391
Government National Mortgage Assoc.,
 8 1/2%, 5/15/26                          734,194         766
Government National Mortgage Assoc.,
 8%, 8/15/26                            9,872,306      10,070
Government National Mortgage Assoc.,
 8 1/2%, 9/15/21                          175,912         184
Government National Mortgage Assoc.,
 7%, 6/15/23                            2,649,822       2,604
U.S. Treasury, 6 3/4%, 8/15/26          8,035,000       8,090
U.S. Treasury, 6 1/2%, 11/15/26         3,000,000       2,944
U.S. Treasury, 6 3/8%, 5/15/99         19,100,000      19,267
U.S. Treasury, 7%, 7/15/06             12,900,000      13,404
                                                   -----------
    TOTAL                                              68,528
                                                   -----------
FOREIGN GOVERNMENT BONDS (1.1%)
Province of Quebec, 6 1/2%, 1/17/06     2,500,000       2,413
                                                   -----------
FINANCE COMPANIES (0.8%)
Associates Corp. of North America,
 7.95%, 2/15/10                         1,500,000       1,637
                                                   -----------
FINANCIAL SERVICES (2.8%)
Eaglemark Trust, 6 3/4%,
 11/15/02(144A)                         1,636,862       1,653
Team Fleet Financing Corporation,
 6.65%, 12/15/02(144A)                  3,200,000       3,175
Union Planters Capital Trust A, 8.2%,
 12/15/26(144A)                         1,000,000         991
                                                   -----------
    TOTAL                                               5,819
                                                   -----------
FOOD (0.7%)
Nabisco Inc., 8%, 1/15/00               1,500,000       1,556
                                                   -----------
                                                     MARKET
                                                      VALUE
BONDS (89.4%)                             PAR        (000'S)
--------------------------------------------------------------
MEDIA (4.1%)
News America Holdings Inc., 7 1/2%,
 3/1/00                                $3,500,000  $    3,572
News America Holdings Inc., 8 1/4%,
 8/10/18                                1,000,000       1,011
Tele Communications, Inc., 7 3/8%,
 2/15/00                                2,000,000       2,007
Time Warner Entertainment Inc., 8
 7/8%, 10/1/12                          2,000,000       2,198
                                                   -----------
    TOTAL                                               8,788
                                                   -----------
PAPER / FOREST PRODUCTS (0.9%)
Crown Cork & Seal Finance PLC 6 3/4%,
 12/15/03                               2,000,000       1,985
                                                   -----------
RECREATIONAL VEHICLES (0.7%)
CIT RV Owner Trust, 6 1/4%, 1/15/11     1,479,034       1,478
                                                   -----------
RETAIL-GENERAL (0.5%)
May Department Stores Company, 7.45%,
 10/15/16                               1,000,000       1,006
                                                   -----------
TOBACCO (2.1%)
Philip Morris Companies, 9%, 5/15/98    1,750,000       1,811
Philip Morris Companies, 9 1/4%,
 2/15/00                                  500,000         537
Philip Morris Companies, 7 1/4%,
 1/15/03                                1,000,000       1,012
RJR Nabisco Inc., 8 5/8%, 12/1/02       1,000,000       1,008
                                                   -----------
    TOTAL                                               4,368
                                                   -----------
UTILITY-ELECTRIC (10.1%)
Beaver Valley Funding Corp., 8 1/4%,
 6/1/03                                 1,500,000       1,507
Cleveland Electric Illum Co., 7 3/8%,
 6/1/03                                   500,000         491
Unicom Corp., 6 1/2%, 4/15/00           1,000,000         996
Long Island Lighting Co., 9 5/8%,
 7/1/24                                 1,500,000       1,544
Long Island Lighting Co., 8 5/8%,
 4/15/04                                1,000,000       1,036
Ohio Edison Company, 7 3/8%, 9/15/02    1,000,000       1,010
Pacific Gas & Electric Co., 7 1/4%,
 3/1/26                                 3,500,000       3,373
Pacific Gas & Electric Co, 5 3/8%,
 8/1/98                                 2,600,000       2,572
Pennsylvania Power & Light, 5 1/2%,
 4/1/98                                 3,000,000       2,976
Peco Energy Company, 7 1/2%, 1/15/99    1,500,000       1,533
Peco Energy Company, 7 3/4%, 3/1/23     1,150,000       1,120

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
BONDS (89.4%)                             PAR        (000'S)
--------------------------------------------------------------
UTILITY-ELECTRIC (CONTINUED)
Public Service Electric & Gas Co., 6
 7/8%, 1/1/03                          $2,250,000  $    2,248
Texas Utilities Electric Co., 7 7/8%,
 3/1/23                                 1,000,000         996
                                                   -----------
    TOTAL                                              21,402
                                                   -----------
UTILITY-GAS (0.9%)
Columbia Gas System Inc., 7.32%,
 11/28/10                               2,000,000       1,965
                                                   -----------
    TOTAL BONDS                                       189,388
                                                   -----------

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (10.6%)          PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (1.6%)
Raytheon Company, 5.36%, 1/17/97       $3,400,000  $    3,392
                                                   -----------
COMPUTER RELATED (1.4%)
International Business Machines
 Corp., 6 3/8%, 11/1/97                 3,000,000       3,012
                                                   -----------
FINANCE COMPANIES (2.1%)
Associates Corp. of North America, 6
 7/8%, 1/15/97                          2,200,000       2,200
                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (10.6%)          PAR        (000'S)
--------------------------------------------------------------
FINANCE COMPANIES (CONTINUED)
Avco Financial Services Inc., 5 7/8%,
 10/15/97                              $2,200,000  $    2,201
                                                   -----------
    TOTAL                                               4,401
                                                   -----------
FINANCIAL SERVICES (3.4%)
Beneficial Corp., 6.86%, 11/19/97       2,200,000       2,219
General Electric Capital Corp., 5.4%,
 1/8/97                                 5,000,000       4,995
                                                   -----------
    TOTAL                                               7,214
                                                   -----------
UTILITY-ELECTRIC (2.1%)
DTE Energy Company, 5.41%, 5/1/97       4,000,000       3,997
Duke Power Company, 6.85%, 1/2/97         400,000         400
                                                   -----------
    TOTAL                                               4,397
                                                   -----------
    TOTAL MONEY MARKET
      INVESTMENTS                                      22,416
                                                   -----------
    TOTAL SELECT BOND PORTFOLIO                    $  211,804
                                                   -----------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

High Yield Bond Portfolio
--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                              Net Assets:
High current income and capital  Generate superior performance by investing in a  $93,879,092 appreciation with moderate risk  diversified mix of fixed income securities rated below investment grade

HIGH YIELD BOND PORTFOLIO
Investing in a portfolio of high yield bonds provides investors who can accept a moderate level of risk with a high level of current income, coupled with the opportunity for capital gains. The investment approach is credit-driven, with rigorous industry and credit analysis utilized to identify investment opportunities in issuers with stable or improving credit fundamentals whose bonds are rated below investment grade. Securities are actively traded in order to maximize returns within appropriate parameters of risk, quality, seniority and duration. In many ways, investing in high yield bonds is akin to equity investing, since an issuer's financial situation and operational performance are the key determinants of continued ability to meet obligations to pay interest and principal. Of particular interest are solid investments in companies that have the possibility of a positive event, such as a significant improvement in credit rating or earnings or a change in ownership. When financial performance falls short of expectations, exposure is normally reduced. In a high-yield portfolio, some defaults over time are inevitable; diversification across many holdings mitigates the impact of defaults on the total portfolio.

Because of their high coupon rates, high yield bonds are less sensitive to fluctuations in interest rates than investment grade bonds with lower coupons. The high yield market outperformed investment grade bonds during 1996, as interest rates moved somewhat higher. The strong economic environment also contributed to good returns from high yield bonds during the year, as issuers' businesses remained solid and there were few defaults. The Portfolio achieved particularly good returns from investments in dollar-denominated bonds of companies in foreign emerging markets. The Portfolio was fully invested throughout the year, with cash positions of 3% to 5%. A portfolio duration of
4.5 to 4.75 years was maintained. The Portfolio is broadly diversified by industry sector, with the highest percentages invested in the Leisure related and Cable Television industries. During the year, the investment mix was refined to reduce cyclical exposure and increase participation in stable or defensive industry sectors.

     Percentage Holdings
     by Industry Sector

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer Staples             26%
Technology                   25%
Basic Materials              11%
Financial                     9%
Consumer Cyclicals            8%
Energy/Utilities              8%
Other                         7%
Cash Equivalents              6%

     Performance Relative
     to Lehman Brothers High Yield Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              High Yield Bond Portfolio    Lehman Brothers High Yield Intermediate Market Index
05-94                                             10,000                                                   10,000
12-94                                             10,302                                                   10,188
12-95                                             12,030                                                   11,952
12-96                                             14,409                                                   13,409
                                                                                      Average Annual Total Return
                                                                              For Periods Ended December 31, 1996
                                                                                                         One Year    Since Inception
High Yield Bond Portfolio                                                                                  19.77%             14.70%
Lehman Brothers Index                                                                                      12.19%             11.65%

The total return performance for the High Yield Bond Portfolio is shown in comparison with the Lehman Brothers High Yield Intermediate Market Index. The Lehman Brothers index is thought to be a better measure of portfolio performance since it has a quality and maturity profile that more closely resembles the High Yield Bond Portfolio.

    The Lehman Brothers High Yield Intermediate Market Index is made up of dollar-denominated, nonconvertible, SEC publicly registered fixed rate noninvestment grade issues. The bonds will have remaining maturities of between one and ten years and have an outstanding par value of at least $100 million. Yankee and global bonds (SEC registered) of issuers in G-7 countries are included. Original issue zero coupon bonds and step-up coupon structures are also included; however, the index excludes pay-in-kind (PIK) bonds. Each bond must be rated Ba1 or lower by Moody's Investor Service. If a Moody's rating is unavailable, the bonds must be rated BB+ or lower by Standard & Poor's, or by Fitch if an S&P rating is unavailable. A few unrated bonds are included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer. The index is an unmanaged market value weighted index and measures the income provided by, and the price changes of, the underlying securities.

    This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Accumulation unit values, which reflect deduction of charges for the separate account, are shown on page 2.

                                      ---

HIGH YIELD BOND PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                      MARKET
                                                      VALUE
BONDS (87.0%)                              PAR       (000'S)
--------------------------------------------------------------
APPAREL-TEXTILES (2.3%)
Polysindo International Finance, 11
 3/8%, 6/15/06                          $2,000,000  $   2,153
                                                    ----------
AUTO RELATED (2.2%)
++Exide Corporation, 12 1/4%, 12/15/04   1,100,000      1,001
Speedy Muffler King Inc., 10 7/8%,
 10/1/06                                 1,000,000      1,072
                                                    ----------
    TOTAL                                               2,073
                                                    ----------
BROADCASTING (4.4%)
Gray Communications, 10 5/8%, 10/1/06    2,000,000      2,115
Katz Media Corp., 10 1/2%,
 1/15/07(144A)                           1,000,000      1,025
Lamar Advertising Company, 9 5/8%,
 12/1/06                                 1,000,000      1,035
                                                    ----------
    TOTAL                                               4,175
                                                    ----------
BUILDING & CONSTRUCTION (0.8%)
Primeco Inc., 12 3/4%, 3/1/05              666,000        759
                                                    ----------
CABLE TELEVISION (9.3%)
Adelphia Communications, 12 1/2%,
 5/15/02                                 1,500,000      1,537
Adelphia Communications, 9 1/2%,
 2/15/04 PIK                             1,000,000        865
Cablevision Systems Corp., 9 7/8%,
 5/15/06                                 1,000,000      1,026
Lenfest Communications, Inc., 10 1/2%,
 6/15/06                                 2,500,000      2,637
++Marcus Cable Operating, 13 1/2%,
 8/1/04                                  3,250,000      2,657
                                                    ----------
    TOTAL                                               8,722
                                                    ----------
CHEMICALS (6.0%)
++NL Industries, Inc., 13%, 10/15/05     3,500,000      3,019
Tri Polyta Finance BV, 11 3/8%,
 12/1/03                                 2,500,000      2,600
                                                    ----------
    TOTAL                                               5,619
                                                    ----------
ENVIRONMENTAL CONTROL (1.1%)
Allied Waste North American, 10 1/4%,
 12/1/06(144A)                           1,000,000      1,049
                                                    ----------
FINANCIAL INSTITUTION (7.0%)
First Nationwide Holdings, 12 1/2%,
 4/15/03                                 2,000,000      2,200
First Nationwide Holdings, 10 5/8%,
 10/1/03(144A)                           2,000,000      2,160
Homeside Inc., 11 1/4%, 5/15/03          2,000,000      2,230
                                                    ----------
    TOTAL                                               6,590
                                                    ----------
FINANCIAL SERVICES (2.2%)
Outsourcing Solutions, 11%,
 11/1/06(144A)                           2,000,000      2,095
                                                    ----------

                                                      MARKET
                                                      VALUE
BONDS (87.0%)                              PAR       (000'S)
--------------------------------------------------------------
FOREIGN/GOVERMENT BONDS (2.2%)
Republic Of Argentina, 11%, 10/9/06     $2,000,000  $   2,095
                                                    ----------
HEALTHCARE (4.5%)
Dade International, Inc., 11 1/8%,
 5/1/06                                  1,000,000      1,080
Prime Succession Acq. Co., 10 3/4%,
 8/15/04(144A)                           1,000,000      1,082
Quest Diagnostic, 10 3/4%, 12/15/06      2,000,000      2,100
                                                    ----------
    TOTAL                                               4,262
                                                    ----------
LEISURE RELATED (11.7%)
Alliance Gaming, 12 7/8%, 6/30/03        1,500,000      1,590
Casino America, 12 1/2%, 8/1/03          2,000,000      1,897
Cobb Theatres/Fin Corp., 10 5/8%,
 3/1/03                                  1,000,000      1,052
Cobblestone Holdings, Inc., 0%, 6/1/04   2,875,000      1,251
Station Casinos, Inc., 10 1/8%,
 3/15/06                                   500,000        501
Trump Atlantic City, 11 1/4%, 5/1/06     3,000,000      2,970
Trump Hotels & Casino Resort, 15 1/2%,
 6/15/05                                 1,500,000      1,716
                                                    ----------
    TOTAL                                              10,977
                                                    ----------
MISCELLANEOUS BASIC MATERIALS (2.4%)
Cemex SA, 12 3/4%, 7/15/06               2,000,000      2,235
                                                    ----------
OFFICE EQUIPMENT (1.2%)
United Stationer Supply Co., 12 3/4%,
 5/1/05                                  1,000,000      1,105
                                                    ----------
OIL & GAS INDEPENDENT (3.9%)
Bridas Corporation, 12 1/2%,
 6/10/03(144A)                           1,500,000      1,541
Transtexas Gas, 11 1/2%, 6/15/02         2,000,000      2,162
                                                    ----------
    TOTAL                                               3,703
                                                    ----------
PAPER (2.3%)
Grupo Industrial Durango, 12 5/8%,
 8/1/03                                  2,000,000      2,175
                                                    ----------
REFINING (0.9%)
++Transamerican Refining, 18 1/2%,
 2/15/02                                 1,000,000        820
                                                    ----------
RETAIL-FOOD (8.7%)
Fleming Companies, Inc., 10 5/8%,
 12/15/01                                1,500,000      1,523
Grand Union Company, 12%, 9/1/04         2,000,000      2,120
Jitney-Jungle Stores, 12%, 3/1/06        2,500,000      2,650
P & C Food Markets, Inc., 11 1/2%,
 10/15/01                                  375,000        332
Pathmark Stores, 11 5/8%, 6/15/02        1,500,000      1,530
                                                    ----------
    TOTAL                                               8,155
                                                    ----------
TELECOMMUNICATIONS (8.1%)
Comtel Brasileira Ltda., 10 3/4%,
 9/26/04(144A)                           2,000,000      2,058

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1996

                                                      MARKET
                                                      VALUE
BONDS (87.0%)                              PAR       (000'S)
--------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
++Mobilemedia Communications, 10 1/2%,
 12/1/03                                $2,000,000  $     410
Paging Network, 10%, 10/15/08(144A)      2,000,000      2,028
Sprint Spectrum L.P./Fin., 11%,
 8/15/06                                 1,000,000      1,083
++Sprint Spectrum L.P./Fin., 12 1/2%,
 8/15/06                                 1,000,000        673
++Telewest PLC, 11%, 10/1/07             2,000,000      1,390
                                                    ----------
    TOTAL                                               7,642
                                                    ----------
TRUCKING-SHIPPING (2.3%)
Ryder System Incorporated, 10%,
 12/1/06(144A)                           1,000,000      1,038
Stena AB, 10 1/2%, 12/15/05              1,000,000      1,080
                                                    ----------
    TOTAL                                               2,118
                                                    ----------
UTILITY-PROJECT (3.4%)
CE Casecan Water & Energy, 11.95%,
 11/15/10                                1,000,000      1,113
Calpine Corp., 10 1/2%, 5/15/06          2,000,000      2,118
                                                    ----------
    TOTAL                                               3,231
                                                    ----------
    TOTAL BONDS                                        81,753
                                                    ----------

                                                      MARKET
                                                      VALUE
COMMON STOCK (1.5%)                       SHARES     (000'S)
--------------------------------------------------------------
APPAREL-TEXTILES (1.2%)
Ithaca Industries                          136,000  $   1,088
                                                    ----------
ELECTRONICS (0.1%)
Exide Electronics Group-Warrants
 (144A)                                      2,000         60
                                                    ----------
LEISURE RELATED (0.1%)
Cobblestone Holdings, Inc.                   2,875         43
                                                    ----------
PAPER (0.1%)
*SDW Holdings Corporation-Warrants          20,000         80
                                                    ----------
    TOTAL COMMON STOCK                                  1,271
                                                    ----------

                                                      MARKET
                                                      VALUE
PREFERRED STOCK (5.1%)                    SHARES     (000'S)
--------------------------------------------------------------
CABLE (2.0%)
Cablevision Systems Corp. PIK               10,000  $     898
Cablevision Systems Corp.                   10,293        962
                                                    ----------
    TOTAL                                               1,860
                                                    ----------
LEISURE RELATED (2.1%)
Alliance Gaming PIK                         15,636      1,483
Station Casinos                             10,000        479
                                                    ----------
    TOTAL                                               1,962
                                                    ----------
PRINTING & PUBLISHING (1.0%)
K-III Communications                        10,000        980
Time Warner, Inc.                              260         28
                                                    ----------
    TOTAL                                               1,008
                                                    ----------
    TOTAL PREFERRED STOCK                               4,830
                                                    ----------

                                                      MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (6.4%)            PAR       (000'S)
--------------------------------------------------------------
FINANCIAL SERVICES (0.7%)
IBM Credit Corporation, 5.5%, 1/23/97   $  700,000  $     698
                                                    ----------
TOBACCO (5.7%)
Philip Morris Companies, 6.5%, 1/2/97    5,400,000      5,399
                                                    ----------
    TOTAL MONEY MARKET
      INVESTMENTS                                       6,097
                                                    ----------
    TOTAL HIGH YIELD BOND PORTFOLIO                 $  93,951
                                                    ----------

 *Non-Income Producing.

++Denotes deferred interest security that receives no coupon payments until a predetermined date at which the stated coupon rate becomes effective.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

Accountants' Letter

                 [LOGO]

                                                                          [LOGO]

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and
Contract Owners NML Variable Annuity Account B

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account B and the Index 500 Stock Division, Growth Stock Division, Growth and Income Stock Division, Aggressive Growth Stock Division, International Equity Division, Select Bond Division, High Yield Bond Division, Money Market Division and the Balanced Division thereof at December 31, 1996, the results of their operations and the changes in their equity for the year then ended and for each of the other periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1996 with Northwestern Mutual Series Fund, Inc., provide a reasonable basis for the opinion expressed above.

                       [SIGNATURE]

Milwaukee, Wisconsin
January 22, 1997

                                       --

Account B Financial Statements
NML VARIABLE ANNUITY ACCOUNT B
Financial Statements
(IN THOUSANDS)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Growth Stock
       66,106 shares (cost $82,760)...............................................................   $  96,780
      Aggressive Growth Stock
       208,832 shares (cost $444,218).............................................................     656,777
      International Equity
       247,036 shares (cost $310,301).............................................................     384,882
      Growth and Income Stock
       115,374 shares (cost $134,637).............................................................     152,062
      Index 500 Stock
       246,728 shares (cost $336,878).............................................................     507,026
      Money Market
       124,398 shares (cost $124,398).............................................................     124,398
      Balanced
       1,061,231 shares (cost $1,416,734).........................................................   1,823,195
      Select Bond
       133,749 shares (cost $155,528).............................................................     163,709
      High Yield Bond
       42,017 shares (cost $45,249)...............................................................      46,177    $3,955,006
                                                                                                    -----------
Due from Sale of Fund Shares....................................................................................       5,296
Due from Northwestern Mutual Life Insurance Company.............................................................       1,167
                                                                                                                  -----------
      Total Assets..............................................................................................   $3,961,469
                                                                                                                  -----------
                                                                                                                  -----------

LIABILITIES
  Due to Participants...........................................................................................  $    3,020
  Due to Northwestern Mutual Life Insurance Company.............................................................       5,296
  Due on Purchase of Fund Shares................................................................................       1,167
                                                                                                                  -----------
      Total Liabilities.........................................................................................       9,483
                                                                                                                  -----------

EQUITY (NOTE 8)
  Contracts Issued Prior to December 17, 1981...................................................................      91,249
  Contracts Issued After December 16, 1981 and Prior to March 31, 1995..........................................   3,229,059
  Contracts Issued On or After March 31, 1995:
    Front Load Version..........................................................................................     158,760
    Back Load Version...........................................................................................     472,918
                                                                                                                  -----------
      Total Equity..............................................................................................   3,951,986
                                                                                                                  -----------
      Total Liabilities and Equity..............................................................................  $3,961,469
                                                                                                                  -----------
                                                                                                                  -----------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

Account B Financial Statements
NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                               GROWTH STOCK         AGGRESSIVE GROWTH
                                                                 DIVISION            STOCK DIVISION
                                        COMBINED            -------------------   ---------------------
                                -------------------------     YEAR       YEAR       YEAR        YEAR
                                YEAR ENDED    YEAR ENDED     ENDED      ENDED       ENDED       ENDED
                                 DECEMBER      DECEMBER     DECEMBER   DECEMBER   DECEMBER    DECEMBER
                                    31,           31,         31,        31,         31,         31,
                                   1996          1995         1996       1995       1996        1995
                                -----------   -----------   --------   --------   ---------   ---------
INVESTMENT INCOME
  Dividend Income.............  $  170,431    $   68,372    $ 3,822    $ 1,227    $ 19,634    $  1,785
  Annuity Rate and Expense
    Guarantees................      39,297        31,745        644        297       6,327       4,157
                                -----------   -----------   --------   --------   ---------   ---------
  Net Investment Income
    (Loss)....................     131,134        36,627      3,178        930      13,307      (2,372)
                                -----------   -----------   --------   --------   ---------   ---------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............      17,426         6,751        141         45       3,323       1,461
  Unrealized Appreciation of
    Investments During the
    Year......................     314,176       541,786      8,812      5,346      60,869     111,310
                                -----------   -----------   --------   --------   ---------   ---------
  Net Gain on Investments.....     331,602       548,537      8,953      5,391      64,192     112,771
                                -----------   -----------   --------   --------   ---------   ---------
  Increase in Equity Derived
    from Investment
    Activity..................     462,736       585,164     12,131      6,321      77,499     110,399
                                -----------   -----------   --------   --------   ---------   ---------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................     633,824       376,570     31,093     12,987     125,930      66,252
  Annuity Payments............      (6,268)       (5,967)       (76)       (21)       (435)       (236)
  Surrenders and Other
    (net).....................    (166,092)     (155,370)    (1,841)      (588)    (19,236)    (14,041)
  Transfers from Other
    Divisions.................     334,350       223,928     21,267     10,958      81,962      54,585
  Transfers to Other
    Divisions.................    (341,164)     (223,928)    (5,833)    (2,028)    (53,520)    (23,879)
                                -----------   -----------   --------   --------   ---------   ---------
Increase in Equity Derived
  from Equity Transactions....     454,650       215,233     44,610     21,308     134,701      82,681
                                -----------   -----------   --------   --------   ---------   ---------
Net Increase in Equity........     917,386       800,397     56,741     27,629     212,200     193,080
EQUITY
  Beginning of Period.........   3,034,600     2,234,203     39,986     12,357     444,286     251,206
                                -----------   -----------   --------   --------   ---------   ---------
  End of Period...............  $3,951,986    $3,034,600    $96,727    $39,986    $656,486    $444,286
                                -----------   -----------   --------   --------   ---------   ---------
                                -----------   -----------   --------   --------   ---------   ---------

                                       --

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                                                                                 INDEX 500
                                                                                                              STOCK DIVISION
                                        INTERNATIONAL EQUITY                    GROWTH & INCOME            ---------------------
                                              DIVISION                          STOCK DIVISION
                                 ----------------------------------    ---------------------------------     YEAR        YEAR
                                                                                                             ENDED       ENDED
                                   YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED     DECEMBER    DECEMBER
                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       31,         31,
                                      1996               1995               1996               1995          1996        1995
                                 ---------------    ---------------    ---------------    --------------   ---------   ---------
INVESTMENT INCOME
  Dividend Income.............   $       15,413     $        1,696     $       13,580     $       4,879    $ 10,681    $  2,545
  Annuity Rate and Expense
    Guarantees................            3,631              3,029              1,159               672       4,435       3,096
                                 ---------------    ---------------    ---------------    --------------   ---------   ---------
  Net Investment Income
    (Loss)....................           11,782             (1,333)            12,421             4,207       6,246        (551)
                                 ---------------    ---------------    ---------------    --------------   ---------   ---------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............            1,533              3,333                214                33       1,384         432
  Unrealized Appreciation of
    Investments During the
    Year......................           45,599             28,381              8,486             9,759      74,302      78,497
                                 ---------------    ---------------    ---------------    --------------   ---------   ---------
  Net Gain on Investments.....           47,132             31,714              8,700             9,792      75,686      78,929
                                 ---------------    ---------------    ---------------    --------------   ---------   ---------
  Increase in Equity Derived
    from Investment
    Activity..................           58,914             30,381             21,121            13,999      81,932      78,378
                                 ---------------    ---------------    ---------------    --------------   ---------   ---------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................           63,376             39,604             40,002            25,211      88,137      46,603
  Annuity Payments............             (324)              (214)              (257)              (53)       (933)       (530)
  Surrenders and Other
    (net).....................          (11,636)           (12,919)            (2,673)           (1,653)    (16,428)    (12,558)
  Transfers from Other
    Divisions.................           38,185             21,883             20,255            18,619      50,087      28,379
  Transfers to Other
    Divisions.................          (29,316)           (45,059)            (9,131)           (4,649)    (27,976)    (13,997)
                                 ---------------    ---------------    ---------------    --------------   ---------   ---------
Increase in Equity Derived
  from Equity Transactions....           60,285              3,295             48,196            37,475      92,887      47,897
                                 ---------------    ---------------    ---------------    --------------   ---------   ---------
Net Increase in Equity........          119,199             33,676             69,317            51,474     174,819     126,275
EQUITY
  Beginning of Period.........          265,576            231,900             83,072            31,598     331,489     205,214
                                 ---------------    ---------------    ---------------    --------------   ---------   ---------
  End of Period...............   $      384,775     $      265,576     $      152,389     $      83,072    $506,308    $331,489
                                 ---------------    ---------------    ---------------    --------------   ---------   ---------
                                 ---------------    ---------------    ---------------    --------------   ---------   ---------


                                MONEY MARKET DIVISION
                                ---------------------

                                  YEAR        YEAR
                                  ENDED       ENDED
                                DECEMBER    DECEMBER
                                   31,         31,
                                  1996        1995
                                ---------   ---------
INVESTMENT INCOME
  Dividend Income.............  $  5,433       4,468
  Annuity Rate and Expense
    Guarantees................     1,033         920
                                ---------   ---------
  Net Investment Income
    (Loss)....................     4,400       3,548
                                ---------   ---------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............        --          --
  Unrealized Appreciation of
    Investments During the
    Year......................        --          --
                                ---------   ---------
  Net Gain on Investments.....         0           0
                                ---------   ---------
  Increase in Equity Derived
    from Investment
    Activity..................     4,400       3,548
                                ---------   ---------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................    69,991      43,673
  Annuity Payments............       (82)        (55)
  Surrenders and Other
    (net).....................   (10,887)    (14,173)
  Transfers from Other
    Divisions.................    62,742      44,923
  Transfers to Other
    Divisions.................   (96,594)    (51,807)
                                ---------   ---------
Increase in Equity Derived
  from Equity Transactions....    25,170      22,561
                                ---------   ---------
Net Increase in Equity........    29,570      26,109
EQUITY
  Beginning of Period.........    94,799      68,690
                                ---------   ---------
  End of Period...............  $124,369    $ 94,799
                                ---------   ---------
                                ---------   ---------

                                       --

Account B Financial Statements
NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                                                      HIGH YIELD BOND
                                                            SELECT BOND DIVISION         DIVISION
                                    BALANCED DIVISION       ---------------------   -------------------
                                -------------------------     YEAR        YEAR        YEAR       YEAR
                                YEAR ENDED    YEAR ENDED      ENDED       ENDED      ENDED      ENDED
                                 DECEMBER      DECEMBER     DECEMBER    DECEMBER    DECEMBER   DECEMBER
                                    31,           31,          31,         31,        31,        31,
                                   1996          1995         1996        1995        1996       1995
                                -----------   -----------   ---------   ---------   --------   --------
INVESTMENT INCOME
  Dividend Income.............  $   91,785    $   46,459    $  5,375    $  3,550    $ 4,708    $ 1,763
  Annuity Rate and Expense
    Guarantees................      20,070        17,821       1,709       1,593        289        160
                                -----------   -----------   ---------   ---------   --------   --------
  Net Investment Income.......      71,715        28,638       3,666       1,957      4,419      1,603
                                -----------   -----------   ---------   ---------   --------   --------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............       9,799           983         993         437         39         27
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Year......................     115,967       289,373      (1,053)     19,053      1,194         67
                                -----------   -----------   ---------   ---------   --------   --------
  Net Gain (Loss) on
    Investments...............     125,766       290,356         (60)     19,490      1,233         94
                                -----------   -----------   ---------   ---------   --------   --------
  Increase in Equity Derived
    from Investment
    Activity..................     197,481       318,994       3,606      21,447      5,652      1,697
                                -----------   -----------   ---------   ---------   --------   --------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................     171,824       114,081      28,026      20,089     15,445      8,070
  Annuity Payments............      (3,643)       (4,551)       (449)       (297)       (69)       (10)
  Surrenders and Other
    (net).....................     (92,872)      (89,615)    (10,027)     (9,328)      (492)      (495)
  Transfers from Other
    Divisions.................      38,144        26,186      12,644      11,189      9,064      7,206
  Transfers to Other
    Divisions.................     (93,322)      (69,173)    (21,333)    (10,352)    (4,139)    (2,984)
                                -----------   -----------   ---------   ---------   --------   --------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions................      20,131       (23,072)      8,861      11,301     19,809     11,787
                                -----------   -----------   ---------   ---------   --------   --------
Net Increase in Equity........     217,612       295,922      12,467      32,748     25,461     13,484
EQUITY
  Beginning of Period.........   1,603,582     1,307,660     150,864     118,116     20,946      7,462
                                -----------   -----------   ---------   ---------   --------   --------
  End of Period...............  $1,821,194    $1,603,582    $163,331    $150,864    $46,407    $20,946
                                -----------   -----------   ---------   ---------   --------   --------
                                -----------   -----------   ---------   ---------   --------   --------

                                       --

Notes to Financial Statements
NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
DECEMBER 31, 1996

Note 1 -- NML Variable Annuity Account B (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life" or "Sponsor") used to fund variable annuity contracts ("contracts") for tax-deferred annuities, individual retirement annuities and non-qualified plans. Beginning March 31, 1995, two versions of the contract are offered: Front Load contracts with a sales charge up to 4% of purchase payments and Back Load contracts with a withdrawal charge of 0-8%.

Note 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

Note 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share.

The Fund is an open-end investment company registered under the Investment Company Act of 1940.

Note 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3%, 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

Note 5 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1996 by each Division are shown below:

                                     Purchases          Sales
                                  ---------------  ---------------
Growth Stock Division...........  $    48,289,795  $       483,528
Aggressive Growth Division......      153,857,605        5,793,306
International Equity Division...       77,145,237        5,206,933
Growth & Income Stock
Division........................       61,261,714          828,530
Index 500 Stock Division........      103,877,887        4,205,970
Money Market Division...........       76,402,801       46,792,404
Balanced Division...............      150,419,860       57,802,511
Select Bond Division............       22,741,859       10,315,018
High Yield Bond Division........       24,600,214          678,904

Note 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual Life as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued on or after March 31, 1995, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual Life. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed 3/4 of 1% and 1 1/2%, respectively.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1 1/2% annual rate.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1% annual rate.

Beginning in 1995, Northwestern Mutual Life paid a dividend to certain contracts. The dividend was re-invested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

Note 7 -- Northwestern Mutual Life is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual Life. Currently, no charges for taxes have been made by Northwestern Mutual Life to the Account. Accordingly, no provision for any such liability has been made.

                                       --

NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
DECEMBER 31, 1996

Note 8 -- Equity Values by Division are shown below:

                                                                                               CONTRACTS ISSUED:
                                                    CONTRACTS ISSUED:                     AFTER DECEMBER 16, 1981 AND
                                                PRIOR TO DECEMBER 17, 1981                  PRIOR TO MARCH 31, 1995
                                         ----------------------------------------  -----------------------------------------
                                          ACCUMULATION       UNITS                  ACCUMULATION      UNITS
DIVISION                                   UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE    OUTSTANDING     EQUITY
---------------------------------------  --------------  -------------  ---------  --------------  ------------  -----------
Growth Stock...........................   $   1.572985           239    $    377    $   1.552125        37,212   $   57,758
Aggressive Growth Stock................       3.298766         1,697       5,599        3.199964       162,837      521,073
International Equity...................       1.679665         2,277       3,825        1.649102       190,865      314,755
Growth and Income......................       1.545596           221         342        1.525144        63,969       97,563
Index 500 Stock........................       2.538967        12,235      31,064        2.463008       146,945      361,927
Money Market...........................       2.421366         1,377       3,334        2.246287        35,677       80,142
Balanced...............................       5.205492         6,695      34,851        4.829655       331,700    1,601,998
Select Bond............................       6.750136         1,152       7,776        6.260939        19,498      122,078
High Yield Bond........................       1.412413           125         177        1.393713        18,023       25,118
                                                                        ---------                                -----------
  Equity...............................                                   87,345                                  3,182,412
  Annuity Reserves.....................                                    3,904                                     46,647
                                                                        ---------                                -----------
  Total Equity.........................                                 $ 91,249                                 $3,229,059
                                                                        ---------                                -----------
                                                                        ---------                                -----------

                                                     CONTRACTS ISSUED:                          CONTRACTS ISSUED:
                                                ON OR AFTER MARCH 31, 1995                 ON OR AFTER MARCH 31, 1995
                                                    FRONT LOAD VERSION                          BACK LOAD VERSION
                                         -----------------------------------------  -----------------------------------------
                                          ACCUMULATION       UNITS                   ACCUMULATION       UNITS
DIVISION                                   UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
---------------------------------------  --------------  -------------  ----------  --------------  -------------  ----------
Growth Stock...........................   $   1.455537         6,777    $   9,864    $   1.552125        17,809    $  27,641
Aggressive Growth Stock................       1.529999        19,594       29,978        3.199964        29,723       95,112
International Equity...................       1.374484        12,485       17,161        1.649102        27,579       45,481
Growth and Income Stock................       1.429760         9,882       14,129        1.525144        24,818       37,852
Index 500 Stock........................       1.527085        17,302       26,421        2.463008        31,554       77,718
Money Market...........................       1.090643        11,211       12,227        2.246287        12,210       27,426
Balanced...............................       1.334426        24,916       33,249        4.829655        24,089      116,341
Select Bond............................       1.161454         6,391        7,423        6.260939         3,654       22,875
High Yield Bond........................       1.326020         4,519        5,992        1.393713        10,289       14,339
                                                                        ----------                                 ----------
  Equity...............................                                   156,444                                    464,785
  Annuity Reserves.....................                                     2,316                                      8,133
                                                                        ----------                                 ----------
  Total Equity.........................                                 $ 158,760                                  $ 472,918
                                                                        ----------                                 ----------
                                                                        ----------                                 ----------

                                       --

GROWTH STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Common Stocks (cost $121,295).........  $151,134
  Money Market Investments (cost
   $18,948).............................    18,948
                                          ---------
                                           170,082
  Cash..................................       145
  Due from Sale of Fund Shares..........       173
  Due from Sale of Securities...........       165
  Dividends and Interest Receivable.....       158
                                          ---------
    Total Assets........................   170,723
                                          ---------
LIABILITIES
  Futures Variation Margin..............       146
  Due to Investment Advisor.............        72
  Accrued Expenses......................        23
                                          ---------
    Total Liabilities...................       241
                                          ---------
NET ASSETS..............................  $170,482
                                          ---------
                                          ---------
REPRESENTED BY:
  Aggregate Paid in Capital (400,000
   shares authorized, $.01 par value;
   116,463 shares outstanding)..........  $139,825
  Undistributed Net Investment Income...        32
  Undistributed Accumulated Net Realized
   Gain on Investments..................       629
  Net Unrealized Appreciation of:
    Investment Securities...............    29,839
    Index Futures Contracts.............       157
                                          ---------
  Net Assets for 116,463 Shares
   Outstanding..........................  $170,482
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $   1.46
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax
     of $15)............................  $ 1,903
    Interest............................      578
                                          --------
      Total Income......................    2,481
                                          --------
  Expenses
    Management Fees.....................      653
    Custodian Fees......................       17
    Other Expenses......................       61
                                          --------
      Total Expenses....................      731
                                          --------
      Less Custodian Fees:
        Paid by Affiliate...............      (14)
        Paid Indirectly.................       (3)
                                          --------
      Total Net Expenses................      714
                                          --------
  Net Investment Income.................    1,767
                                          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
  Net Realized Gain (Loss) on
   Investments:
    Investment Securities...............    4,929
    Index Futures Contracts.............      123
    Foreign Currency Transactions.......      (13)
                                          --------
      Net Realized Gain on Investments
       for the Year.....................    5,039
                                          --------
  Net Change in Unrealized Appreciation
   of:
    Investments Securities..............   16,856
    Index Futures Contracts.............      157
                                          --------
      Net Change in Unrealized
       Appreciation of Investments for
       the Year.........................   17,013
                                          --------
  Net Gain on Investments...............   22,052
                                          --------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................  $23,819
                                          --------
                                          --------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                              FOR THE YEAR
                                           ENDED DECEMBER 31,
                                          --------------------
                                            1996        1995
                                          ---------   --------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $  1,767    $ 1,109
    Net Realized Gain on Investments....     5,039      2,321
    Net Change in Unrealized
     Appreciation of Investments for the
     Year...............................    17,013     13,078
                                          ---------   --------
      Net Increase in Net Assets
      Resulting from Operations.........    23,819     16,508
                                          ---------   --------
  Distributions to Shareholders from:
    Net Investment Income...............    (1,749)    (1,105)
    Net Realized Gain on Investments....    (5,031)    (1,582)
                                          ---------   --------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................    (6,780)    (2,687)
                                          ---------   --------
  Fund Share Transactions
    Proceeds from Sale of 45,246 and
     24,515 Shares......................    62,709     28,181
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (4,630 and 2,177 shares,
     respectively)......................     6,780      2,687
    Payments for 1,147 and 866 Shares
     Redeemed...........................    (1,603)    (1,000)
                                          ---------   --------
    Net Increase in Net Assets Resulting
     from Fund Share Transactions
     (48,729 and 25,826 shares,
     respectively)......................    67,886     29,868
                                          ---------   --------
  Total Increase in Net Assets..........    84,925     43,689
NET ASSETS
  Beginning of Year.....................    85,557     41,868
                                          ---------   --------
  End of Year (includes undistributed
   net investment income of $32 and $11,
   respectively)........................  $170,482    $85,557
                                          ---------   --------
                                          ---------   --------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                 FOR THE PERIOD
                                           FOR THE YEAR ENDED     MAY 3, 1994*
                                              DECEMBER 31,          THROUGH
                                          --------------------    DECEMBER 31,
                                            1996        1995          1994
                                          ---------   --------   --------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year....  $   1.26    $  1.00       $  1.00
    Income from Investment Operations:
      Net Investment Income.............      0.02       0.02          0.01
      Net Realized and Unrealized Gain
      on Investments....................      0.25       0.28        --
                                          ---------   --------   --------------
        Total from Investment
       Operations.......................      0.27       0.30          0.01
                                          ---------   --------   --------------
    Less Distributions:
      Distributions from Net Investment
      Income............................     (0.02)     (0.02)        (0.01)
      Distributions from Realized Gains
      on Investments....................     (0.05)     (0.02)       --
                                          ---------   --------   --------------
        Total Distributions.............     (0.07)     (0.04)        (0.01)
                                          ---------   --------   --------------
Net Asset Value, End of Year............  $   1.46    $  1.26       $  1.00
                                          ---------   --------   --------------
                                          ---------   --------   --------------
Total Return+...........................     20.91%     30.82%         1.55%++
                                          ---------   --------   --------------
                                          ---------   --------   --------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in
 thousands).............................  $170,482    $85,557       $41,868
                                          ---------   --------   --------------
                                          ---------   --------   --------------
Ratio of Expenses to Average Net
 Assets.................................      0.57%      0.61%         0.71%**
                                          ---------   --------   --------------
                                          ---------   --------   --------------
Ratio of Net Investment Income to
 Average Net Assets.....................      1.41%      1.77%         2.30%**
                                          ---------   --------   --------------
                                          ---------   --------   --------------
Portfolio Turnover Rate.................     37.61%     46.83%        16.51%
                                          ---------   --------   --------------
                                          ---------   --------   --------------
Average Commission Rate #...............  $ 0.0629
                                          ---------
                                          ---------

  *Commencement of Operations

 **Computed on an annualized basis.

 +Total Return includes deductions for management and other fund expenses;
  excludes deductions for sales loads and account fees.

++Reflects total return for the period; not annualized.

 # Disclosure required for fiscal years beginning after September 1, 1995.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

AGGRESSIVE GROWTH STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Aggressive Growth Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Common Stocks (cost $552,974).........  $791,634
  Money Market Investments (cost
   $79,756).............................    79,756
                                          ---------
                                           871,390
  Cash..................................       129
  Due from Sale of Securities...........     5,555
  Due from Sale of Fund Shares..........       441
  Dividends and Interest Receivable.....        84
                                          ---------
    Total Assets........................   877,599
                                          ---------
LIABILITIES
  Due on Purchase of Securities.........     3,823
  Due on Redemption of Fund Shares......     1,414
  Due to Investment Advisor.............       399
  Accrued Expenses......................        37
                                          ---------
    Total Liabilities...................     5,673
                                          ---------
NET ASSETS..............................  $871,926
                                          ---------
                                          ---------
REPRESENTED BY:
  Aggregate Paid in Capital (700,000
   shares authorized, $.01 par value;
   277,222 shares outstanding)..........  $581,301
  Undistributed Net Investment Loss.....      (210)
  Undistributed Accumulated Net Realized
   Gain on Investments..................    52,175
  Net Unrealized Appreciation of
   Investments..........................   238,660
                                          ---------
  Net Assets for 277,222 Shares
   Outstanding..........................  $871,926
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $   3.15
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Interest............................  $  2,974
    Dividends (less foreign dividend tax
     of $6).............................       832
                                          ---------
      Total Income......................     3,806
                                          ---------
  Expenses
    Management Fees.....................     3,987
    Custodian Fees......................        37
    Other Expenses......................        29
                                          ---------
      Total Expenses....................     4,053
                                          ---------
        Less Custodian Fees:
           Paid by Affiliate............       (16)
           Paid Indirectly..............       (21)
                                          ---------
      Total Net Expenses................     4,016
                                          ---------
  Net Investment Loss...................      (210)
                                          ---------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Net Realized Gain on Investments......    52,175
  Net Change in Unrealized Appreciation
   of Investments for the Year..........    56,387
                                          ---------
  Net Gain on Investments...............   108,562
                                          ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..............  $108,352
                                          ---------
                                          ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Aggressive Growth Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                              FOR THE YEAR
                                           ENDED DECEMBER 31,
                                          ---------------------
                                            1996        1995
                                          ---------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income (Loss)........  $   (210)   $    572
    Net Realized Gain on Investments....    52,175      24,986
    Net Change in Unrealized
     Appreciation of Investments for the
     Year...............................    56,387     124,412
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........   108,352     149,970
                                          ---------   ---------
  Distributions to Shareholders from:
    Net Investment Income...............      (572)       (503)
    Net Realized Gain on Investments....   (24,986)     (1,836)
                                          ---------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................   (25,558)     (2,339)
                                          ---------   ---------
  Fund Share Transactions
    Proceeds from Sale of 64,691 and
     50,142 Shares......................   198,427     115,824
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (8,276 and 1,097 shares,
     respectively)......................    25,558       2,339
    Payments for 3,953 and 6,659 Shares
     Redeemed...........................   (11,867)    (15,876)
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions
       (69,014 and 44,580 shares,
      respectively).....................   212,118     102,287
                                          ---------   ---------
  Total Increase in Net Assets..........   294,912     249,918

NET ASSETS
  Beginning of Year.....................   577,014     327,096
                                          ---------   ---------
  End of Year (includes undistributed
   net investment
   (loss)/income of ($210) and $572,
   respectively)........................  $871,926    $577,014
                                          ---------   ---------
                                          ---------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Aggressive Growth Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                      FOR THE
                                                                      PERIOD
                                                                      MAY 3,
                                              FOR THE YEAR             1994*
                                           ENDED DECEMBER 31,         THROUGH
                                          ---------------------   DECEMBER 31,
                                            1996        1995           1994
                                          ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year....  $   2.77    $   2.00       $   1.91
  Income from Investment Operations:
    Net Investment Income...............        --          --             --
    Net Realized and Unrealized Gain on
     Investments........................      0.49        0.78           0.09
                                          ---------   ---------   ---------------
      Total from Investment
       Operations.......................      0.49        0.78           0.09
                                          ---------   ---------   ---------------
  Less Distributions:
    Distributions from Net Investment
     Income.............................        --          --             --
    Distributions from Realized Gains on
     Investments........................     (0.11)      (0.01)            --
                                          ---------   ---------   ---------------
      Total Distributions...............     (0.11)      (0.01)            --
                                          ---------   ---------   ---------------
  Net Asset Value, End of Year..........  $   3.15    $   2.77       $   2.00
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
  Total Return+.........................     17.70%      39.29%          4.47%++
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in
   thousands)...........................  $871,926    $577,014       $327,096
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
  Ratio of Expenses to Average Net
   Assets...............................      0.54%       0.56%          0.58%**
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
  Ratio of Net Investment Income/(Loss)
   to Average Net Assets................     (0.03%)      0.13%          0.29%**
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
  Portfolio Turnover Rate...............     47.25%      37.84%         21.54%
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
  Average Commission Rate #.............  $ 0.0513
                                          ---------
                                          ---------

 * Commencement of Operations.

** Computed on an annualized basis.

 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.

++ Reflects total return for the period; not annualized.

 # Disclosure required for fiscal years beginning after September 1, 1995.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

INTERNATIONAL EQUITY PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
International Equity Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Common Stocks (cost $362,094).........  $450,525
  Money Market Investments (cost
   $38,031).............................    38,031
  Bonds (cost $14,986)..................    15,125
                                          ---------
                                           503,681
  Cash..................................        16
  Dividends and Interest Receivable.....     1,771
  Due from Sale of Securities...........     1,082
  Due from Purchase of Fund Shares......       156
                                          ---------
    Total Assets........................   506,706
                                          ---------
LIABILITIES
  Due on Sale of Fund Shares............       495
  Accrued Expenses......................       376
  Due on Purchase of Securities.........       358
  Due to Investment Advisor.............       288
                                          ---------
    Total Liabilities...................     1,517
                                          ---------
NET ASSETS..............................  $505,189
                                          ---------
                                          ---------
REPRESENTED BY:
  Aggregate Paid in Capital (700,000
   shares authorized, $.01 par value;
   324,246 shares outstanding)..........  $396,978
  Undistributed Net Investment Income...    12,699
  Undistributed Accumulated Net Realized
   Gain on Investments..................     6,939
  Net Unrealized Appreciation of:
    Investment Securities...............    88,570
    Foreign Currency Transactions.......         3
                                          ---------
  Net Assets for 324,246 Shares
   Outstanding..........................  $505,189
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $   1.56
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax
     of $690)...........................  $ 13,211
    Interest............................     2,777
    Other Income........................        12
                                          ---------
      Total Income......................    16,000
                                          ---------
  Expenses
    Management Fees.....................     2,820
    Custodian Fees......................       439
    Other Expenses......................       127
                                          ---------
      Total Expenses....................     3,386
                                          ---------
  Net Investment Income.................    12,614
                                          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
  Net Realized Gain (Loss) on:
    Investment Securities...............     7,905
    Foreign Currency Transactions.......      (514)
                                          ---------
      Net Realized Gain For the Year....     7,391
  Net Change in Unrealized Appreciation
   of:
    Investment Securities...............    61,337
    Foreign Currency Transactions.......       153
                                          ---------
      Net Change in Unrealized
       Appreciation for the Year........    61,490
                                          ---------
  Net Gain on Investments...............    68,881
                                          ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................  $ 81,495
                                          ---------
                                          ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
International Equity Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                              FOR THE YEAR
                                           ENDED DECEMBER 31,
                                          ---------------------
                                            1996        1995
                                          ---------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $ 12,614    $  8,437
    Net Realized Gain on Investments....     7,391      11,455
    Net Unrealized Appreciation of
     Investments for the Year...........    61,490      22,907
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........    81,495      42,799
                                          ---------   ---------
  Distributions to Shareholders from:
    Net Investment Income...............    (8,311)      --
    Net Realized Gain on Investments....   (11,653)     (2,171)
                                          ---------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................   (19,964)     (2,171)
                                          ---------   ---------
  Fund Share Transactions
    Proceeds from Sale of 64,977 and
     28,399 Shares......................    92,514      35,839
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (14,362 and 1,740 shares,
     respectively)......................    19,964       2,171
    Payments for 7,589 and 23,252 Shares
     Redeemed...........................   (10,947)    (29,044)
                                          ---------   ---------
    Net Increase in Net Assets Resulting
     from Fund Share Transactions
     (71,750 and 6,887 shares,
     respectively)......................   101,531       8,966
                                          ---------   ---------
  Total Increase in Net Assets..........   163,062      49,594
NET ASSETS
  Beginning of Year.....................   342,127     292,533
                                          ---------   ---------
  End of Year (includes undistributed
   net investment income of $12,699 and
   $8,396 respectively).................  $505,189    $342,127
                                          ---------   ---------
                                          ---------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
International Equity Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                  FOR THE PERIOD
                                              FOR THE YEAR         MAY 3, 1994*
                                           ENDED DECEMBER 31,         THROUGH
                                          ---------------------    DECEMBER 31,
                                            1996        1995           1994
                                          ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year....  $   1.35    $   1.19       $   1.22
    Income from Investment Operations:
      Net Investment Income.............      0.04        0.04           0.02
      Net Realized and Unrealized Gain
       (Loss) on Investments............      0.24        0.13          (0.02)
                                          ---------   ---------   ---------------
        Total from Investment
         Operations.....................      0.28        0.17           0.00
                                          ---------   ---------   ---------------
    Less Distributions:
      Distributions from Net Investment
       Income...........................     (0.03)      --             (0.02)
      Distributions from Realized Gains
       on Investments...................     (0.04)      (0.01)         (0.01)
                                          ---------   ---------   ---------------
        Total Distributions.............     (0.07)      (0.01)         (0.03)
                                          ---------   ---------   ---------------
Net Asset Value, End of Year............  $   1.56    $   1.35       $   1.19
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
Total Return+...........................     21.01%      14.57%          0.11%++
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in
 thousands).............................  $505,189    $342,127       $292,533
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
Ratio of Expenses to Average Net
 Assets.................................      0.81%       0.85%          0.87%**
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
Ratio of Net Investment Income to
 Average Net Assets.....................      3.02%       2.68%          2.28%**
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
Portfolio Turnover Rate.................     17.07%      26.71%         10.97%
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
Average Commission Rate #...............  $ 0.0151
                                          ---------
                                          ---------

 *Commencement of Operations

 **Computed on an annualized basis.

 +Total Return includes deductions for total net expenses; excludes deductions for sales loads and account fees.

++Reflects total return for the period; not annualized.

 # Disclosure required for fiscal years beginning after September 1, 1995.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

GROWTH AND INCOME STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth and Income Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Common Stocks (cost $203,377).........  $227,698
  Money Market Investments (cost
   $5,390)..............................     5,390
  Bonds (cost $909).....................       913
                                          ---------
                                           234,001
  Cash..................................        85
  Dividends and Interest Receivable.....       358
  Due from Sale of Securities...........       119
  Due from Sale of Fund Shares..........         7
                                          ---------
    Total Assets........................   234,570
                                          ---------
LIABILITIES
  Due on Redemption of Fund Shares......       151
  Due to Investment Advisor.............       121
  Due on Purchase of Securities.........        81
  Accrued Expenses......................        33
                                          ---------
    Total Liabilities...................       386
                                          ---------
NET ASSETS..............................  $234,184
                                          ---------
                                          ---------
REPRESENTED BY:
  Aggregate Paid in Capital (400,000
   shares authorized, $.01 par value;
   177,728 shares outstanding)..........  $203,771
  Undistributed Net Investment Income...        25
  Undistributed Accumulated Net Realized
   Gain on Investments..................     6,063
  Net Unrealized Appreciation of
   Investments..........................    24,325
                                          ---------
  Net Assets for 177,728 Shares
   Outstanding..........................  $234,184
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $   1.32
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax
     of $27)............................  $  3,457
    Interest............................       342
                                          ---------
      Total Income......................     3,799
                                          ---------
  Expenses
    Management Fees.....................     1,122
    Custodian Fees......................        24
    Other Expenses......................        23
                                          ---------
      Total Expenses....................     1,169
                                          ---------
        Less Custodian Fees:
           Paid by Affiliate............       (20)
           Paid Indirectly..............        (4)
                                          ---------
      Total Net Expenses................     1,145
                                          ---------
  Net Investment Income.................     2,654
                                          ---------
REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
  Net Realized Gain on Investments......    21,066
  Net Change in Unrealized Appreciation
   of Investments for the Year..........    11,131
                                          ---------
  Net Gain on Investments...............    32,197
                                          ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..............  $ 34,851
                                          ---------
                                          ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth and Income Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                              FOR THE YEAR
                                           ENDED DECEMBER 31,
                                          ---------------------
                                            1996        1995
                                          ---------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $  2,654    $  1,680
    Net Realized Gain on Investments....    21,066       9,722
    Net Change in Unrealized
     Appreciation of Investments for the
     Year...............................    11,131      14,711
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........    34,851      26,113
                                          ---------   ---------
  Distributions to Shareholders from:
    Net Investment Income...............    (2,646)     (1,667)
    Net Realized Gain on Investments....   (18,392)     (6,435)
                                          ---------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................   (21,038)     (8,102)
                                          ---------   ---------
  Fund Share Transactions
    Proceeds from Sale of 51,364 and
     41,708 Shares......................    65,912      47,441
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (15,944 and 6,769 shares,
     respectively)......................    21,038       8,102
    Payments for 2,670 and 1,144 Shares
     Redeemed...........................    (3,502)     (1,331)
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions
       (64,638 and 47,333 shares,
      respectively).....................    83,448      54,212
                                          ---------   ---------
  Total Increase in Net Assets..........    97,261      72,223

NET ASSETS
  Beginning of Year.....................   136,923      64,700
                                          ---------   ---------
  End of Year (includes undistributed
   net investment income of $25 and $17,
   respectively)........................  $234,184    $136,923
                                          ---------   ---------
                                          ---------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth and Income Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                      FOR THE
                                                                      PERIOD
                                                                      MAY 3,
                                              FOR THE YEAR             1994*
                                           ENDED DECEMBER 31,         THROUGH
                                          ---------------------   DECEMBER 31,
                                            1996        1995           1994
                                          ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year....  $   1.21    $   0.98       $   1.00
  Income from Investment Operations:
    Net Investment Income...............      0.02        0.02           0.01
    Net Realized and Unrealized Gain
     (Loss) on Investments..............      0.23        0.29          (0.01)
                                          ---------   ---------   ---------------
      Total from Investment
       Operations.......................      0.25        0.31          (0.00)
                                          ---------   ---------   ---------------
  Less Distributions:
    Distributions from Net Investment
     Income.............................     (0.02)      (0.02)         (0.01)
    Distributions from Realized Gains on
     Investments........................     (0.12)      (0.06)         (0.01)
                                          ---------   ---------   ---------------
      Total Distributions...............     (0.14)      (0.08)         (0.02)
                                          ---------   ---------   ---------------
  Net Asset Value, End of Year..........  $   1.32    $   1.21       $   0.98
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
  Total Return+.........................     19.97%      31.12%          0.34%++
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in
   thousands)...........................  $234,184    $136,923       $ 64,700
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
  Ratio of Expenses to Average Net
   Assets...............................      0.62%       0.69%          0.78%**
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
  Ratio of Net Investment Income to
   Average Net Assets...................      1.44%       1.68%          1.93%**
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
  Portfolio Turnover Rate...............     93.92%      80.00%         54.18%
                                          ---------   ---------   ---------------
                                          ---------   ---------   ---------------
  Average Commission Rate #.............  $ 0.0515
                                          ---------
                                          ---------

 * Commencement of Operations.

** Computed on an annualized basis.

 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.

++ Reflects total return for the period; not annualized.

 # Disclosure required for fiscal years beginning after September 1, 1995.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

INDEX 500 STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Index 500 Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Common Stocks (cost $480,349).........  $700,000
  Money Market Investments (cost
   $39,662).............................    39,657
  Preferred Stock (cost $40)............       104
                                          ---------
                                           739,761
  Cash..................................        97
  Dividends and Interest Receivable.....     1,178
  Due from Sale of Fund Shares..........       259
                                          ---------
    Total Assets........................   741,295
                                          ---------
LIABILITIES
  Futures Variation Margin..............       745
  Due on Redemption of Fund Shares......       324
  Due to Investment Advisor.............       130
  Accrued Expenses......................        30
                                          ---------
    Total Liabilities...................     1,229
                                          ---------
NET ASSETS..............................  $740,066
                                          ---------
                                          ---------
REPRESENTED BY:
  Aggregate Paid in Capital (500,000
   shares authorized, $.01 par value;
   360,059 shares outstanding)..........  $489,109
  Undistributed Net Investment Income...    13,866
  Undistributed Accumulated Net Realized
   Gain on Investments..................    16,652
  Net Unrealized Appreciation of:
    Investment Securities...............   219,710
    Index Futures Contracts.............       729
                                          ---------
  Net Assets for 360,059 Shares
   Outstanding..........................  $740,066
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $   2.06
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax
     of $75)............................  $ 12,257
    Interest............................     2,897
                                          ---------
      Total Income......................    15,154
                                          ---------
  Expenses
    Management Fees.....................     1,230
    Custodian Fees......................        69
    Other Expenses......................        58
                                          ---------
      Total Expenses....................     1,357
                                          ---------
        Less Custodian Fees:
           Paid by Affiliate............       (62)
           Paid Indirectly..............        (7)
                                          ---------
      Total Net Expenses................     1,288
                                          ---------
  Net Investment Income.................    13,866
                                          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities...............     8,382
    Index Futures Contracts.............     8,632
                                          ---------
      Net Realized Gain on Investments
       for the Year.....................    17,014
                                          ---------
  Net Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities...............    96,293
    Index Futures Contracts.............       (19)
                                          ---------
      Net Change in Unrealized
       Appreciation of Investments for
       the Year.........................    96,274
                                          ---------
    Net Gain on Investments.............   113,288
                                          ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................  $127,154
                                          ---------
                                          ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Index 500 Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                              FOR THE YEAR
                                           ENDED DECEMBER 31,
                                          ---------------------
                                            1996        1995
                                          ---------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $ 13,866    $ 10,021
    Net Realized Gain on Investments....    17,014       8,912
    Net Change in Unrealized
     Appreciation of Investments for the
     Year...............................    96,274     105,468
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........   127,154     124,401
                                          ---------   ---------
  Disributions to Shareholders from:
    Net Investment Income...............    (6,192)     (3,894)
    Net Realized Gain on Investments....    (9,632)      --
                                          ---------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................   (15,824)     (3,894)
                                          ---------   ---------
  Fund Share Transactions
    Proceeds from Sale of 72,277 and
     47,195 Shares......................   134,034      72,382
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (9,021 and 2,593 shares,
     respectively)......................    15,824       3,894
    Payments for 8,757 and 11,954 Shares
     Redeemed...........................   (16,255)    (17,773)
                                          ---------   ---------
    Net Increase in Net Assets Resulting
     from Fund Share Transactions
     (72,541 and 37,834 shares,
     respectively)......................   133,603      58,503
                                          ---------   ---------
  Total Increase in Net Assets..........   244,933     179,010
NET ASSETS
  Beginning of Year.....................   495,133     316,123
                                          ---------   ---------
  End of Year (includes undistributed
   net investment income of $13,866 and
   $6,192 respectively).................  $740,066    $495,133
                                          ---------   ---------
                                          ---------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Index 500 Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                          -------------------------------------------------------
                                            1996        1995        1994        1993       1992
                                          ---------   ---------   ---------   --------   --------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year....  $   1.72    $   1.27    $   1.29    $  1.33    $  1.31
    Income from Investment Operations:
      Net Investment Income.............      0.04        0.04        0.03       0.04       0.03
      Net Realized and Unrealized Gain
       (Loss) on Investments............      0.35        0.42       (0.01)      0.09       0.03
                                          ---------   ---------   ---------   --------   --------
        Total from Investment
         Operations.....................      0.39        0.46        0.02       0.13       0.06
                                          ---------   ---------   ---------   --------   --------
    Less Distributions:
      Distributions from Net Investment
       Income...........................     (0.02)      (0.01)      (0.03)     (0.03)     (0.03)
      Distributions from Realized Gains
       on Investments...................     (0.03)         --       (0.01)     (0.14)     (0.01)
                                          ---------   ---------   ---------   --------   --------
        Total Distributions.............     (0.05)      (0.01)      (0.04)     (0.17)     (0.04)
                                          ---------   ---------   ---------   --------   --------
Net Asset Value, End of Year............  $   2.06    $   1.72    $   1.27    $  1.29    $  1.33
                                          ---------   ---------   ---------   --------   --------
Total Return+...........................     22.75%      37.25%       1.21%      9.90%      4.54%
                                          ---------   ---------   ---------   --------   --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in
 thousands).............................  $740,066    $495,133    $316,123    $25,479    $17,288
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------
Ratio of Expenses to Average Net
 Assets.................................      0.21%       0.21%       0.24%      0.30%      0.30%
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------
Ratio of Net Investment Income to
 Average Net Assets.....................      2.27%       2.51%       3.10%      2.55%      2.61%
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------
Portfolio Turnover Rate.................      3.45%       3.19%       5.59%     62.69%     39.93%
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------
Average Commission Rate #...............  $ 0.0306
                                          ---------
                                          ---------

+Total Return includes deductions for management and other fund expenses;
 excludes deductions for sales loads and account fees.

 #Disclosure required for fiscal years beginning after September 1, 1995.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

MONEY MARKET PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Money Market Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Money Market Investments
   (cost $174,258)......................  $174,258
  Cash..................................       268
  Due from Sale of Fund Shares..........     1,785
  Interest Receivable...................        31
                                          ---------
    Total Assets........................   176,342
                                          ---------
LIABILITIES
  Due to Investment Advisor.............        44
                                          ---------
    Total Liabilities...................        44
                                          ---------
NET ASSETS..............................  $176,298
                                          ---------
                                          ---------
REPRESENTED BY:
  Aggregate Paid in Capital (300,000
   shares authorized, $.01 par value;
   176,314 shares outstanding)..........  $176,298
                                          ---------
  Net Assets for 176,314 Shares
   Outstanding..........................  $176,298
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $   1.00
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Interest............................  $  8,018
                                          ---------
  Expenses
    Management Fees.....................       442
                                          ---------
  Net Investment Income.................     7,576
                                          ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..............  $  7,576
                                          ---------
                                          ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Money Market Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                              FOR THE YEAR
                                           ENDED DECEMBER 31,
                                          ---------------------
                                            1996        1995
                                          ---------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $  7,576    $  6,333
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........     7,576       6,333
                                          ---------   ---------
  Distributions to Shareholders from:
    Net Investment Income...............    (7,576)     (6,333)
                                          ---------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................    (7,576)     (6,333)
                                          ---------   ---------
  Fund Share Transactions
    Proceeds from Sale of 122,068 and
     74,140 Shares......................   122,068      74,140
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (7,576 and 6,333 shares,
     respectively)......................     7,576       6,333
    Payments for 85,918 and 52,118
     Shares Redeemed....................   (85,918)    (52,118)
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions
       (43,726 and 28,355 shares,
      respectively).....................    43,726      28,355
                                          ---------   ---------
  Total Increase in Net Assets..........    43,726      28,355

NET ASSETS
  Beginning of Year.....................   132,572     104,217
                                          ---------   ---------
  End of Year (includes no undistributed
   net investment income)                 $176,298    $132,572
                                          ---------   ---------
                                          ---------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Money Market Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                FOR THE YEARS
                                                             ENDED DECEMBER 31,
                                          ---------------------------------------------------------
                                            1996        1995        1994        1993        1992
                                          ---------   ---------   ---------   ---------   ---------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year....  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
    Net Investment Income...............      0.05        0.06        0.05        0.03        0.03
    Less Distributions from Net
     Investment
     Income.............................     (0.05)      (0.06)      (0.05)      (0.03)      (0.03)
                                          ---------   ---------   ---------   ---------   ---------
  Net Asset Value, End of Year..........  $   1.00    $   1.00        1.00        1.00        1.00
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
  Total Return+.........................      5.29%       5.82%       4.06%       2.88%       3.49%
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in
   thousands)...........................  $176,298    $132,572    $104,217    $ 12,657      14,091
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
  Ratio of Expenses to Average Net
   Assets...............................      0.30%       0.30%       0.30%       0.30%       0.30%
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
  Ratio of Net Investment Income to
   Average Net Assets...................      5.13%       5.61%       4.64%       2.87%       3.40%
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------

+ Total Return includes deductions for management expenses; excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

BALANCED PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Balanced Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Common Stock (cost $767,743)..........  $1,256,996
  Bonds (cost $690,469).................     696,110
  Money Market Investments (cost
   $369,450)............................     369,786
  Preferred Stock (cost $79)............         209
                                          -----------
                                           2,323,101
  Cash..................................          86
  Dividends and Interest Receivable.....      12,204
  Due from Sale of Securities...........       1,820
  Due from Sale of Fund Shares..........         168
                                          -----------
    Total Assets........................   2,337,379
                                          -----------
LIABILITIES
  Due on Purchase of Securities.........       7,100
  Due on Redemption of Fund Shares......       3,059
  Due to Investment Advisor.............         614
  Due on Futures Variation Margin.......         372
                                          -----------
    Total Liabilities...................      11,145
                                          -----------
NET ASSETS..............................  $2,326,234
                                          -----------
REPRESENTED BY:
  Aggregate Paid in Capital
   (2,000,000 shares authorized, $.01
   par value; 1,353,952 shares
   outstanding).........................  $1,712,739
  Undistributed Net Investment Income...      86,699
  Undistributed Accumulated Net Realized
   Gain on Investments..................      31,435
  Net Unrealized Appreciation of:
    Investment Securities...............     495,360
    Index Futures Contracts.............           1
                                          -----------
  Net Assets for 1,353,952 Shares
   Outstanding..........................  $2,326,234
                                          -----------
                                          -----------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $     1.72
                                          -----------
                                          -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Interest............................  $ 68,022
    Dividends (less foreign dividend tax
     of $152)...........................    25,205
                                          ---------
      Total Income......................    93,227
                                          ---------
  Expenses
    Management Fees.....................     6,578
                                          ---------
  Net Investment Income.................    86,649
                                          ---------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities...............    25,151
    Index Futures Contracts.............     2,818
                                          ---------
      Net Realized Gain on Investments
       for the Year.....................    27,969
                                          ---------
  Net Change In Unrealized Appreciation
   of:
    Investment Securities...............   163,236
    Index Futures Contracts.............     1,259
                                          ---------
      Net Change in Unrealized
       Appreciation of Investments for
       the Year.........................   164,495
                                          ---------
  Net Gain on Investments...............   192,464
                                          ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................  $279,113
                                          ---------
                                          ---------

     The Accompanying Notes are an Integral Part of the Financial Statement

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Balanced Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                FOR THE YEAR
                                             ENDED DECEMBER 31,
                                          -------------------------
                                             1996          1995
                                          -----------   -----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $   86,649    $   83,546
    Net Realized Gain on Investments....      27,969        41,518
    Net Change in Unrealized
     Appreciation of Investments for the
     Year...............................     164,495       318,046
                                          -----------   -----------
      Net Increase in Net Assets
      Resulting from Operations.........     279,113       443,110
                                          -----------   -----------
  Distributions to Shareholders from:
    Net Investment Income...............     (83,501)      (53,160)
    Net Realized Gain on Investments....     (35,154)       (8,179)
                                          -----------   -----------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................    (118,655)      (61,339)
  Fund Share Transactions
    Proceeds from Sale of 51,923 and
     35,282 Shares......................      84,008        51,862
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (77,149 and 44,352 shares,
     respectively)......................     118,655        61,339
    Payments for 73,638 and 96,890
     Shares Redeemed....................    (120,176)     (138,810)
                                          -----------   -----------
    Net Increase (Decrease) in Net
     Assets Resulting from Fund Share
     Transactions
     (55,434 and (17,256) shares,
     respectively)......................      82,487       (25,609)
                                          -----------   -----------
  Total Increase in Net Assets..........     242,945       356,162
NET ASSETS
    Beginning of Year...................   2,083,289     1,727,127
                                          -----------   -----------
    End of Year (includes undistributed
     net investment income of $86,699
     and $83,551 respectively)..........  $2,326,234    $2,083,289
                                          -----------   -----------
                                          -----------   -----------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Balanced Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                  FOR THE YEARS
                                                               ENDED DECEMBER 31,
                                          -------------------------------------------------------------
                                             1996          1995          1994         1993       1992
                                          -----------   -----------   -----------   --------   --------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year....  $     1.60    $     1.31    $     1.33    $  1.39    $  1.40
    Income from Investment Operations:
      Net Investment Income.............        0.06          0.07          0.04       0.06       0.06
      Net Realized and Unrealized
       Gain(Loss) on Investments........        0.15          0.27         (0.05)      0.09       0.01
                                          -----------   -----------   -----------   --------   --------
        Total from Investment
         Operations.....................        0.21          0.34         (0.01)      0.15       0.07
                                          -----------   -----------   -----------   --------   --------
  Less Distributions:
    Distributions from Net Investment
     Income.............................       (0.06)        (0.04)        (0.00)     (0.07)     (0.06)
    Distributions from Realized Gains on
     Investments........................       (0.03)        (0.01)        (0.01)     (0.14)     (0.02)
                                          -----------   -----------   -----------   --------   --------
      Total Distributions...............       (0.09)        (0.05)        (0.01)     (0.21)     (0.08)
                                          -----------   -----------   -----------   --------   --------
Net Asset Value, End of Year............  $     1.72    $     1.60    $     1.31    $  1.33    $  1.39
                                          -----------   -----------   -----------   --------   --------
                                          -----------   -----------   -----------   --------   --------
Total Return+...........................       13.45%        26.39%         0.16%      9.91%      5.61%
                                          -----------   -----------   -----------   --------   --------
                                          -----------   -----------   -----------   --------   --------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in
   thousands)...........................  $2,326,234    $2,083,289    $1,727,127    $68,910    $66,006
                                          -----------   -----------   -----------   --------   --------
                                          -----------   -----------   -----------   --------   --------
  Ratio of Expenses to Average Net
   Assets...............................        0.30%         0.30%         0.30%      0.30%      0.30%
                                          -----------   -----------   -----------   --------   --------
                                          -----------   -----------   -----------   --------   --------
  Ratio of Net Investment Income to
   Average Net Assets...................        3.95%         4.40%         4.78%      4.24%      4.45%
                                          -----------   -----------   -----------   --------   --------
                                          -----------   -----------   -----------   --------   --------
  Portfolio Turnover Rate...............       67.66%        37.28%        42.35%     70.91%     43.28%
                                          -----------   -----------   -----------   --------   --------
                                          -----------   -----------   -----------   --------   --------
  Average Commission Rate #.............  $   0.0320
                                          -----------
                                          -----------

+Total Return includes deductions for management expenses; excludes deductions for sales loads and account fees.

 # Disclosure required for fiscal years beginning after September 1, 1995.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

SELECT BOND PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Select Bond Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Bonds (cost $187,645).................  $189,388
  Money Market Investments (cost
   $22,375).............................    22,416
                                          ---------
                                           211,804
  Cash..................................        67
  Interest Receivable...................     2,816
  Due from Sale of Fund Shares..........        32
                                          ---------
    Total Assets........................   214,719
                                          ---------
LIABILITIES
  Due on Redemption of Fund Shares......       329
  Due to Investment Advisor.............        57
                                          ---------
    Total Liabilities...................       386
                                          ---------
NET ASSETS..............................  $214,333
                                          ---------
                                          ---------
REPRESENTED BY:
  Aggregate Paid in Capital
   (400,000 shares authorized, $.01 par
   value; 175,166 shares outstanding)...  $200,018
  Undistributed Net Investment Income...    13,300
  Undistributed Accumulated Net Realized
   Loss on Investments..................      (769)
  Net Unrealized Appreciation of
   Investments..........................     1,784
                                          ---------
  Net Assets for 175,166 Shares
   Outstanding..........................  $214,333
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $   1.22
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Interest............................  $13,903
                                          --------
  Expenses
    Management Fees.....................      615
                                          --------
  Net Investment Income.................   13,288
                                          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net Realized Gain on Investments......      569
  Net Unrealized Depreciation of
   Investments for the Period...........   (6,987)
                                          --------
  Net Loss on Investments...............   (6,418)
                                          --------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................  $ 6,870
                                          --------
                                          --------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Select Bond Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                              FOR THE YEAR
                                           ENDED DECEMBER 31,
                                          ---------------------
                                            1996        1995
                                          ---------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $ 13,288    $ 11,680
    Net Realized Gain on Investments....       569       1,666
    Net Change in Unrealized
     Appreciation (Depreciation) of
     Investments for the Year...........    (6,987)     17,183
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........     6,870      30,529
                                          ---------   ---------
  Distributions to Shareholders from:
    Net Investment Income...............    (7,025)     (4,709)
    Net Realized Gain on Investments....     --          --
                                          ---------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................    (7,025)     (4,709)
                                          ---------   ---------
  Fund Share Transactions
    Proceeds from Sale of 23,808 and
     20,151 Shares......................    28,507      23,377
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (6,130 and 4,071 shares,
     respectively)......................     7,025       4,709
    Payments for 16,109 and 12,511
     Shares Redeemed....................   (19,186)    (14,272)
                                          ---------   ---------
    Net Increase in Net Assets Resulting
     from Fund Share Transactions
     (13,829 and 11,711 shares,
     respectively)......................    16,346      13,814
                                          ---------   ---------
  Total Increase in Net Assets..........    16,191      39,634
NET ASSETS
  Beginning of Year.....................   198,142     158,508
                                          ---------   ---------
  End of Year (includes undistributed
   net investment income of $13,300 and
   $7,037 respectively).................  $214,333    $198,142
                                          ---------   ---------
                                          ---------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Select Bond Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                               FOR THE YEARS
                                                            ENDED DECEMBER 31,
                                          -------------------------------------------------------
                                            1996        1995        1994        1993       1992
                                          ---------   ---------   ---------   --------   --------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year....  $   1.23    $   1.06    $   1.15    $  1.14    $  1.18
    Income from Investment Operations:
      Net Investment Income.............      0.07        0.07        0.06       0.08       0.09
      Net Realized and Unrealized Gain
       (Loss) on Investments............     (0.04)       0.13       (0.09)      0.05      --
                                          ---------   ---------   ---------   --------   --------
        Total from Investment
         Operations.....................      0.03        0.20       (0.03)      0.13       0.09
                                          ---------   ---------   ---------   --------   --------
    Less Distributions:
      Dividends from Net Investment
       Income...........................     (0.04)      (0.03)      (0.06)     (0.08)     (0.09)
      Distributions from Realized Gains
       on Investments...................     --          --          --         (0.04)     (0.04)
                                          ---------   ---------   ---------   --------   --------
        Total Distributions.............     (0.04)      (0.03)      (0.06)     (0.12)     (0.13)
                                          ---------   ---------   ---------   --------   --------
Net Asset Value, End of Year............  $   1.22    $   1.23    $   1.06    $  1.15    $  1.14
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------
Total Return+...........................      3.31%      19.10%      (2.28%)    10.81%      7.74%
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in
 thousands).............................  $214,333    $198,142    $158,508    $17,485    $15,851
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------
Ratio of Expenses to Average Net
 Assets.................................      0.30%       0.30%       0.30%      0.30%      0.30%
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------
Ratio of Net Investment Income to
 Average Net Assets.....................      6.48%       6.61%       7.02%      6.40%      7.52%
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------
Portfolio Turnover Rate.................    195.98%      69.06%     108.00%     67.69%     63.29%
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------

+Total Return includes deductions for management expenses; excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

HIGH YIELD BOND PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
High Yield Bond Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Bonds (cost $79,187)..................  $81,753
  Money Market Investments (cost
   $6,097)..............................    6,097
  Preferred Stock (cost $4,499).........    4,830
  Common Stock (cost $1,139)............    1,271
                                          --------
                                           93,951
  Cash..................................       50
  Dividends and Interest Receivable.....    1,419
  Due from Sale of Fund Shares..........      100
                                          --------
    Total Assets........................   95,520
                                          --------
LIABILITIES
  Due on Purchase of Securities.........    1,570
  Due to Investment Advisor.............       44
  Accrued Expenses......................       28
                                          --------
    Total Liabilities...................    1,642
                                          --------
NET ASSETS..............................  $93,878
                                          --------
                                          --------
REPRESENTED BY:
  Aggregate Paid in Capital (400,000
   shares authorized, $.01 par value;
   85,421 shares outstanding)...........  $89,726
  Overdistributed Net Investment
   Income...............................     (297)
  Undistributed Accumulated Net Realized
   Gain on Investments..................    1,420
  Net Unrealized Appreciation of
   Investments..........................    3,029
                                          --------
  Net Assets for 85,421 Shares
   Outstanding..........................  $93,878
                                          --------
                                          --------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $  1.10
                                          --------
                                          --------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Interest............................  $ 7,134
    Dividends...........................      111
    Other Income........................       55
                                          --------
      Total Income......................    7,300
                                          --------
  Expenses
    Management Fees.....................      409
    Other Expenses......................       24
    Custodian Fees......................       12
                                          --------
      Total Expenses....................      445
                                          --------
        Less Custodian Fees:............
           Paid by Affiliate............       (4)
           Paid Indirectly..............       (8)
                                          --------
      Total Net Expenses................      433
                                          --------
  Net Investment Income.................    6,867
                                          --------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Net Realized Gain on Investments......    3,638
  Net Change in Unrealized Appreciation
   of Investments for the Year..........    2,795
                                          --------
  Net Gain on Investments...............    6,433
                                          --------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................  $13,300
                                          --------
                                          --------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
High Yield Bond Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                             FOR THE YEAR
                                          ENDED DECEMBER 31,
                                          -------------------
                                            1996       1995
                                          --------   --------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $ 6,867    $ 4,548
    Net Realized Gain on Investments....    3,638        970
    Net Change in Unrealized
     Appreciation of Investments for the
     Year...............................    2,795      1,206
                                          --------   --------
      Net Increase in Net Assets
      Resulting from Operations.........   13,300      6,724
                                          --------   --------
  Distributions to Shareholders from:
    Net Investment Income...............   (7,126)    (4,604)
    Net Realized Gain on Investments....   (2,541)      (465)
                                          --------   --------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................   (9,667)    (5,069)
                                          --------   --------
  Fund Share Transactions
    Proceeds from Sale of 23,742 and
     14,751 Shares......................   26,454     15,535
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (8,840 and 4,919 shares,
     respectively)......................    9,667      5,069
    Payments for 1,697 and 1,724 Shares
     Redeemed...........................   (1,850)    (1,822)
                                          --------   --------
    Net Increase in Net Assets Resulting
     from Fund Share Transactions
     (30,885 and 17,946 shares,
     respectively)......................   34,271     18,782
                                          --------   --------
  Total Increase in Net Assets..........   37,904     20,437
NET ASSETS
  Beginning of Year.....................   55,974     35,537
                                          --------   --------
  End of Year (includes
   (over)distributed net investment
   income of $(297) and ($38),
   respectively)........................  $93,878    $55,974
                                          --------   --------
                                          --------   --------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
High Yield Bond Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                FOR THE PERIOD
                                             FOR THE YEAR        MAY 3, 1994*
                                          ENDED DECEMBER 31,        THROUGH
                                          -------------------    DECEMBER 31,
                                            1996       1995          1994
                                          --------   --------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year....  $  1.03    $  0.97        $  1.00
    Income from Investment Operations:
      Net Investment Income.............     0.09       0.10           0.06
      Net Realized and Unrealized Gain
      (Loss) on Investments.............     0.10       0.07          (0.03)
                                          --------   --------   ---------------
        Total from Investment
       Operations.......................     0.19       0.17           0.03
                                          --------   --------   ---------------
    Less Distributions:
      Distributions from Net Investment
      Income............................    (0.09)     (0.10)         (0.06)
      Distributions from Realized Gains
      on Investments....................    (0.03)     (0.01)       --
                                          --------   --------   ---------------
        Total Distributions.............    (0.12)     (0.11)         (0.06)
                                          --------   --------   ---------------
Net Asset Value, End of Year............  $  1.10    $  1.03        $  0.97
                                          --------   --------   ---------------
                                          --------   --------   ---------------
Total Return+...........................    19.77%     16.78%          3.02%++
                                          --------   --------   ---------------
                                          --------   --------   ---------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in
 thousands).............................  $93,878    $55,974        $35,537
                                          --------   --------   ---------------
                                          --------   --------   ---------------
Ratio of Expenses to Average Net
 Assets.................................     0.60%      0.65%          0.73%**
                                          --------   --------   ---------------
                                          --------   --------   ---------------
Ratio of Net Investment Income to
 Average Net Assets.....................     9.54%      9.90%          9.40%**
                                          --------   --------   ---------------
                                          --------   --------   ---------------
Portfolio Turnover Rate.................   143.92%    116.57%        119.48%
                                          --------   --------   ---------------
                                          --------   --------   ---------------

 *Commencement of Operations.

 **Computed on an annualized basis.

 +Total Return includes deductions for management and other fund expenses;
  excludes deductions for sales loads and account fees.

++Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

ACCOUNTANTS' LETTER

                 [LOGO]

                                                                          [LOGO]

Report of Independent Accountants

To The Shareholders and Board of Directors of
Northwestern Mutual Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Index 500 Stock Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Select Bond Portfolio, High Yield Bond Portfolio, Money Market Portfolio and Balanced Portfolio (constituting Northwestern Mutual Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period ended December 31, 1996, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentations. We believe that our audits, which included confirmations of the securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedues where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

                       [SIGNATURE]

Milwaukee, Wisconsin
January 24, 1997

                                       --

NOTES TO FINANCIAL STATEMENTS

NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
DECEMBER 31, 1996

NOTE 1 -- Northwestern Mutual Series Fund, Inc. (the "Series Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Growth Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Money Market Portfolio, Balanced Portfolio, Select Bond Portfolio and the High Yield Bond Portfolio (the "Portfolios"). Shares are presently offered only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") and its segregated asset accounts.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

NOTE 3 -- Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds, without regard to exchange or over-the-counter prices. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Directors. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market on the basis of an average of the most recent bid prices or yields. Money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

NOTE 4 -- Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated in U.S. dollar amounts on the respective dates of such transactions. When the International Equity Portfolio purchases or sells a foreign security it may enter into a foreign exchange currency contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The International Equity Portfolio does not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement date on security transactions, the differences between the amounts of dividends and foreign withholding taxes recorded on the portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid.

NOTE 5 -- The Growth Stock, Index 500 Stock and Balanced Portfolios invest in futures contracts as an alternative to investing in individual securities. The Growth Stock, Index 500 Stock and Balanced Portfolios could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
DECEMBER 31, 1996

NOTE 6 -- Interest income and discounts earned are recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities when required for federal income tax purposes using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the year ended December 31, 1996, transactions in securities other than money market investments were:

                                                                                          U.S. GOVT     TOTAL SECURITY
                                                                      TOTAL SECURITY      SECURITY          SALES/
PORTFOLIOS                                                               PURCHASES        PURCHASES       MATURITIES
--------------------------------------------------------------------  ---------------  ---------------  ---------------
Growth Stock........................................................  $    92,432,695  $     --         $    43,240,855
Aggressive Growth Stock.............................................      473,091,115        --             329,288,685
International Equity................................................      144,514,367        3,350,368       64,158,289
Growth and Income Stock.............................................      232,277,491        --             167,347,713
Index 500 Stock.....................................................      149,838,996        --              19,284,417
Balanced............................................................    1,272,977,928    1,011,352,177    1,249,018,098
Select Bond.........................................................      386,838,980      333,888,847      345,500,480
High Yield Bond.....................................................      125,005,893        --              98,272,325

                                                                        U.S. GOVT
                                                                        SECURITY
                                                                         SALES/
PORTFOLIOS                                                             MATURITIES
--------------------------------------------------------------------  -------------
Growth Stock........................................................  $    --
Aggressive Growth Stock.............................................       --
International Equity................................................      3,450,000
Growth and Income Stock.............................................       --
Index 500 Stock.....................................................       --
Balanced............................................................    939,723,809
Select Bond.........................................................    286,152,657
High Yield Bond.....................................................       --

--------------------------------------------------------------------------------

NOTE 7 -- The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Each Portfolio pays a monthly fee for these investment advisory services at an annual rate based on the average daily net asset values of each Portfolio. For the Index 500 Stock Portfolio the rate is .20%, and for the Select Bond, Money Market and Balanced Portfolios the rate is .30%. For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedule:

                                    FIRST $50    NEXT $50
PORTFOLIOS                           MILLION      MILLION       EXCESS
---------------------------------  -----------  -----------  -------------
Growth Stock.....................         .60%         .50%          .40%
Aggressive Growth Stock..........         .80%         .65%          .50%
International Equity.............         .85%         .65%          .65%
Growth and Income Stock..........         .70%         .60%          .55%
High Yield Bond..................         .60%         .50%          .40%

These amounts are paid to Northwestern Mutual Investment Services, Inc. ("NMIS") a wholly-owned subsidiary of Northwestern Mutual Life, which is the manager and investment adviser of the Fund. Northwestern Mutual Life is also a party to the agreement. Other costs for each Portfolio are paid either by the Portfolios, Northwestern Mutual Life, or NMIS depending upon the applicable agreement in place.

Certain portfolios pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. The portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. As of December 31, 1996, the amounts paid through expense offset arrangements are $6,935 in the Index 500 Portfolio, $2,738 in the Growth Stock Portfolio, $4,443 in the Growth and Income Stock Portfolio, $20,886 in the Aggressive Growth Stock Portfolio and $7,697 in the High Yield Bond Portfolio.

J.P. Morgan Investment Management, Inc. ("J.P. Morgan") and Templeton Investment Counsel, Inc. ("Templeton Counsel") have been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively. Of the advisory fees received by NMIS from the Growth and Income Stock Portfolio, .45% on the first $100 million of the Portfolio's net assets, .40% on the next $100 million, .35% on the next $200 million and .30% on the net assets in excess of $400 million will be paid by NMIS to J.P. Morgan. Of the advisory fees received by NMIS from the International Equity Portfolio, .50% on the first $100 million of the Portfolio's net assets and .40% on net assets in excess of $100 million will be paid by NMIS to Templeton Counsel.

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
DECEMBER 31, 1996

NOTE 8 -- The Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since it expects to distribute all net investment income and net realized capital gains, the Series Fund anticipates incurring no federal income taxes. A net realized capital loss of $768,562 in the Select Bond Portfolio carried forward from 1995 and is available to offset future net realized capital gains. The amount expires in 2002. A capital loss carryforward of $569,291 was utilized in the Select Bond Portfolio during the year ended December 31, 1996. As of December 31, 1996, the federal income tax basis of investments is the same as the cost basis in the financial statements except for the International Equity Portfolio. The federal income tax basis of investments was $416,950,675 for the International Equity Portfolio. The net unrealized appreciation (depreciation) and the gross unrealized appreciation (depreciation) for federal income tax purposes are shown below:

                                                                                           (IN THOUSANDS)
                                                                                      AGGRESSIVE                 GROWTH AND
                                                                           GROWTH       GROWTH     INTERNATIONAL   INCOME
                                                                            STOCK        STOCK        EQUITY        STOCK
                                                                          PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                         -----------  -----------  ------------  -----------
Gross unrealized appreciation..........................................   $  30,964    $ 250,980    $  106,810    $  28,789
Gross unrealized depreciation..........................................      (1,125)     (12,320)      (20,079)      (4,464)
                                                                         -----------  -----------  ------------  -----------
Net unrealized appreciation............................................   $  29,839    $ 238,660    $   86,731    $  24,325
                                                                         -----------  -----------  ------------  -----------
                                                                         -----------  -----------  ------------  -----------


                                                                          INDEX 500                              HIGH YIELD
                                                                            STOCK      BALANCED    SELECT BOND      BOND
                                                                          PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                         -----------  -----------  ------------  -----------
Gross unrealized appreciation..........................................   $ 228,673    $ 523,565    $    3,130    $   4,431
Gross unrealized depreciation..........................................      (8,963)     (28,205)       (1,346)      (1,402)
                                                                         -----------  -----------  ------------  -----------
Net unrealized appreciation............................................   $ 219,710    $ 495,360    $    1,784    $   3,029
                                                                         -----------  -----------  ------------  -----------
                                                                         -----------  -----------  ------------  -----------

--------------------------------------------------------------------------------

Taxable distributions from net investment income and realized capital gains in the Portfolios differ from book amounts earned during the period due to differences in the timing of capital recognition and due to the reclassification of certain gains or losses from capital to income.

For Federal income tax purposes, net unrealized appreciation of $157,175, $729,050 and $900 on open futures contracts for the Growth Stock, Index 500 Stock and Balanced Portfolios, respectively, is required to be treated as realized gains.

NOTE 9 -- Dividends from net investment income and net realized capital gains are declared each year for the Index 500 Stock, Growth Stock, Growth and Income Stock, Aggressive Growth Stock, International Equity, Select Bond, High Yield Bond and Balanced Portfolios and each business day for the Money Market Portfolio. Dividend distributions are described below.

A dividend was declared on May 6, 1996, payable to shareholders of record on May 6, 1996. Dividends paid from 1995 net investment income and 1995 net capital gains were as follows:

                                           NET
                                        INVESTMENT   NET CAPITAL
PORTFOLIOS                                INCOME        GAINS
-------------------------------------  ------------  ------------
Growth Stock.........................  $     10,843  $    621,491
Aggressive Growth Stock..............       571,524    24,985,733
International Equity.................     8,311,009    11,652,962
Growth and Income Stock..............        17,236     3,387,875
Index 500 Stock......................     6,191,044     9,631,529
Balanced.............................    83,501,280    35,153,584
Select Bond..........................     7,024,686       --
High Yield Bond......................        73,082       322,834

A dividend was declared on December 27, 1996, payable to shareholders of record on December 27, 1996. Dividends paid from 1996 net investment income and 1996 net capital gains were as follows:

                                  NET INVESTMENT     NET CAPITAL
PORTFOLIOS                            INCOME            GAINS
--------------------------------  ---------------  ---------------
Growth Stock....................        1,738,492        4,409,792
Growth and Income Stock.........        2,628,599       15,003,715
High Yield Bond.................        7,052,505        2,218,336

NOTE 10 -- NML voluntarily reimburses the International Equity Portfolio for the benefit NML receives from foreign dividend taxes charged against the Portfolio. The amount reimbursed represents approximately 65% of the foreign dividend tax withheld from the Portfolio. Reimbursements are recorded when foreign dividend taxes are accrued. This voluntary reimbursement began April 1, 1996 and totals $921,388 as of December 31, 1996.

                                       --

                            NOTES

                                       --

TO:  ANNUITY ADMINISTRATION DIVISION - Annuity & Accumulation Products Dept.
        / / IRA & Personal (Individual Billing) FAX 414-299-2632
        / / Pension, TDA & SEP (Group Billing) FAX 414-299-5123

NORTHWESTERN
MUTUAL LIFE -REGISTERED TRADEMARK-
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

            DEFERRED VARIABLE ANNUITY - TRANSFER OR ALLOCATION CHANGE

1.  CONTRACT

 CONTRACT NO.              ANNUITANT (PLEASE PRINT)


2.  TRANSFER EXISTING BALANCES

    The minimum amount that may be transferred from any investment division is $100 or all of the units in that division, whichever is less. If you want to transfer the entire division, indicate "ALL."

                                              TRANSFER FROM:                           TRANSFER TO:
                                                              NUMBER OF                       PERCENT (WHOLE
     INVESTMENT DIVISION      DOLLAR AMOUNT       OR      ACCUMULATION UNITS  DOLLAR AMOUNT OR PERCENTS ONLY)
  1. Select Bond              $                                             1 $                            %
  2. International Equity     $                                             2 $                            %
  3. Money Market             $                                             3 $                            %
  4. Balanced                 $                                             4 $                            %
  5. Index 500 Stock          $                                             5 $                            %
  6. Aggressive Growth Stock  $                                             6 $                            %
  7. High Yield Bond          $                                             7 $                            %
  8. Growth Stock             $                                             8 $                            %
  9. Growth and Income Stock  $                                             9 $                            %
 10. Guaranteed Interest Fund+ $                                 N/A        10 $                           %
                         TOTAL $                                              $                        100 %

 Special Instructions:

--------------------------------------------------------------------------------

3.  CHANGE ALLOCATION OF FUTURE INVESTMENTS:

 Future investments WILL CONTINUE TO BE ALLOCATED AS THEY WERE PRIOR TO THE TRANSFER SHOWN ABOVE, unless new instructions are given below. Please indicate in whole percents only, for a total of 100%.

1. Select Bond    %   4. Balanced                %   7. High Yield Bond            %
                 ----                           ----                              ----
   International
2. Equity         %   5. Index 500 Stock         %   8. Growth Stock               %
                 ----                           ----                              ----
3. Money Market   %   6. Aggresive Growth Stock  %   9. Growth and Income Stock    %
                 ----                           ----                              ----
                                                     10. Guaranteed Interest Fund+  %
                                                                                  ----

4.  EFFECTIVE DATE:

    This transfer and/or allocation of future investments shall be effective on ------------------------------ (INSERT SPECIFIC DATE IF DESIRED). If no date is specified, or if this form is not received at NML's Home Office (see address in first class mail section) prior to 3:00 p.m. Central time on that date, this transfer shall be effective on the date this form is received (complete and signed) at NML's Home Office.

5.  SIGNATURE OF OWNER(S)/TRUSTEE REQUIRED (TITLE MUST BE INCLUDED):

  ----------------------------------------------------------------------------
    Date signed
    -----------------------------

  ----------------------------------------------------------------------------
    Date signed
    -----------------------------
    Trustee's Daytime No.     (   )
    --------------------------------------------------------------------

                                FOR AGENT'S USE ONLY

     Instructions for this transfer were LINKed on
------------------------------ (DATE).
                                                                                        (See FAX/LINK Instructions)

     GA No.  ---------------------------  Agent No.
------------------------------

+ NOT AVAILABLE IN ALL STATES. SEE TRANSFER RESTRICTIONS SECTION. THE GUARANTEED INTEREST FUND IS NOT AVAILABLE FOR ALL CONTRACTS ISSUED IN NML SEPARATE ACCOUNT C.

                                                                       WORD 6-FE
90-1854 (0196)                                                     (Page 1 of 2)

                            HOW TO SUBMIT THIS FORM

FIRST CLASS MAIL

Please mail form to Northwestern Mutual Life, Annuity Services Division, P.O. Box 2099, Milwaukee, Wisconsin 53202-9839. See Section 4 (page 1) for effective date.

FAX

The completed/signed transfer/change of allocation form may be FAXed to the Home Office at the number provided at the top of page 1. The original transfer form is NOT needed. Please keep for your records. See Section 4 for effective date.

LINK

NML Agents only: If timing is critical and FAX equipment is unavailable, the transfer/change of allocation request may be LINKED to the Home Office. You MUST have a completed, signed transfer form in your possession. The original signed transfer form must be received in the Home Office within five (5) working days from the date of the LINK. The effective date will be the date that the LINK is received in the Home Office. Be sure to complete the "Agent's Use Only" box at the bottom of the form.

                             SIGNATURE INSTRUCTION

SIGNATURE BY OWNER

All Owners must sign name as it appears in the policy contract. If the Owner's name has changed since the policy was issued, he/she should add his/her present surname to his/her name as it appears in the policy contract.

SIGNATURE BY ASSIGNEE

If the signer of the form is an assignee and the assignee is a bank, savings and loan association, other financial institution or corporation, an officer must sign with his/her title. Name of corporate entity must appear above the signature.

SIGNATURE ON BEHALF OF CORPORATION

If the signer of the form is a corporation, an officer of the corporation must sign on behalf of the corporation with his/her title. The name of the corporation must appear above the signature.

SIGNATURE ON BEHALF OF PARTNERSHIP

If the signer of the form is a partnership, the name of the partnership must appear above the signature. A partner other than the Annuitant must sign.

SIGNATURE ON BEHALF OF TRUST

If the signer of the form is a Trust, the authorized Trustee must sign his/her name, followed by the word "Trustee." The name of the Trust must appear above the signature.

             + GUARANTEED INTEREST FUND (GIF) TRANSFER RESTRICTIONS

TIMING RESTRICTION:

No transfers into or out of the Guaranteed Interest Fund are allowed for a period of 365 days following a transfer out of the fund.

AMOUNT RESTRICTION:

The maximum amount that may be transferred out of the GIF in any one transfer is limited to THE GREATER OF:

-  20% of the GIF value on the previous anniversary, and

-  amount of the most recent transfer from the Guaranteed Interest Fund.

However, in no event will this maximum transfer amount be less than $1,000 or greater than $50,000.

                                                                       WORD 6-FE
90-1854 (0196)                                                     (Page 2 of 2)

                                     NOTES

                                       --

                            NOTES

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.

DIRECTORS
James D. Ericson .... President and Chief Executive Officer, Northwestern Mutual
Life,
 ..................................................................... Milwaukee
Martin F. Stein ................ Chariman of the Board, EyeCare One Corporation,
 ..................................................................... Milwaukee
John K. MacIver ............ Partner, Michael Best & Friedrich Attorneys at Law,
 ..................................................................... Milwaukee
Stephen N. Graff ......................... Retired Partner, Arthur Andersen, LLP
 ..................................................................... Milwaukee
William J. Blake ........................ Chairman, Blake Financial Corporation,
 ..................................................................... Milwaukee
OFFICERS
James D. Ericson ..................................................... President
Mark G. Doll ........................................ Vice President & Treasurer
Merrill C. Lundberg .................................................. Secretary
Barbara E. Courtney ................................................. Controller

This report is submitted for the general information of owners of Northwestern Mutual Life Variable Annuity Account A contracts. This report is not authorized for distribution to prospective purchasers of variable annuity contracts (a) to fund HR-10 plans unless accompanied by an effective prospectus; or (b) to fund qualified corporate pension or profit sharing plans unless accompanied by an offering circular. Northwestern Mutual Life variable annuity contracts are sold through individuals who, in addition to being licensed life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc., a wholly-owned subsidiary of Northwestern Mutual Life and a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

90-1777 (12-96)



NORTHWESTERN
MUTUAL LIFE-Registered Trademark-

PO Box 3095
Milwaukee WI 53201-3095


Address Correction Requested